Registration Statement No. 333-32589

811-08313

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 6

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.11

THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
(Exact name of Registrant)

THE TRAVELERS INSURANCE COMPANY
(Name of Depositor)

ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including area code: (860) 308-1000

ERNEST J. WRIGHT

The Travelers Insurance Company

One Cityplace

Hartford, Connecticut 06103-3415

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]	on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ]	__ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Information Required in a Prospectus

Travelers Life & Annuity

PrimElite Annuity Prospectus:

The Travelers Separate Account PF For Variable Annuities
The Travelers Separate Account PF II For Variable Annuities

This prospectus describes Travelers Life & Annuity PrimElite Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your Contract for the name of your issuing Company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to contracts and certificates as “Contracts.”

You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Greenwich Street Series Fund	Travelers Series Fund Inc.
Appreciation Portfolio	MFS Total Return Portfolio
Fundamental Value Portfolio	Smith Barney Aggressive Growth Portfolio
Smith Barney Allocation Series Inc.	Smith Barney High Income Portfolio
Select Balanced Portfolio	Smith Barney International All Cap Growth Portfolio
Select Growth Portfolio	Smith Barney Large Cap Value Portfolio
Select High Growth Portfolio	Smith Barney Large Capitalization Growth Portfolio
Smith Barney Investment Series	Smith Barney Mid Cap Core Portfolio
Smith Barney Government Portfolio	Smith Barney Money Market Portfolio
Smith Barney Growth and Income Portfolio	Van Kampen Life Investment Trust
Smith Barney Large Cap Core Portfolio	Comstock Portfolio Class II Shares
Smith Barney Premier Selections All Cap Growth Portfolio	Emerging Growth Portfolio Class II Shares
The Travelers Series Trust	Growth and Income Portfolio Class II Shares
MFS Mid Cap Growth Portfolio	Variable Annuity Portfolios
MFS Research Portfolio	Smith Barney Small Cap Growth Opportunities Portfolio
Social Awareness Stock Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, PrimeElite Travelers Service Center, One Cityplace, Hartford, Connecticut 06103-3415, call 1-800-566-5412 or access the SEC’s website (http://www.sec.gov). See Appendix E for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus May 1, 2003

TABLE OF CONTENTS

Glossary	3	Annuity Options	27
Summary	5	Income Options	27
Fee Table	8	Variable Liquidity Benefit	28
Condensed Financial Information.	12	Miscellaneous Contract Provisions.	28
The Annuity Contract	12	Right to Return	28
Contract Owner Inquiries	12	Termination	28
Purchase Payments	12	Required Reports	28
Accumulation Units	12	Suspension of Payments.	29
The Variable Funding Options	13	The Separate Accounts	29
The Fixed Account	15	Performance Information	29
Charges and Deductions	15	Federal Tax Considerations	30
General	15	Non-Resident Aliens	30
Withdrawal Charge	16	General Taxation of Annuities.	30
Free Withdrawal Allowance	17	Types of Contracts: Qualified or Nonqualified	30
Administrative Charges	17	Nonqualified Annuity Contracts	31
Mortality and Expense Risk Charge	17	Puerto Rico Tax Considerations	31
Variable Liquidity Benefit Charge	17	Qualified Annuity Contracts	31
Variable Funding Option Expenses.	18	Penalty Tax for Premature Distributions	32
Premium Tax	18	Diversification Requirements for Variable
Changes in Taxes Based Upon Premium or Value	18	Annuities.	32
Transfers	18	Ownership of the Investments	32
Dollar Cost Averaging	19	Mandatory Distributions for Qualified Plans	32
Access to Your Money	20	Taxation of Death Benefit Proceeds	32
Systematic Withdrawals	20	Other Information	33
Loans	20	The Insurance Companies.	33
Ownership Provisions	21	Financial Statements	33
Types of Ownership	21	Distribution of Variable Annuity Contracts	33
Contract Owner...	21	Conformity with State and Federal Laws	33
Beneficiary	21	Voting Rights	33
Annuitant	21	Legal Proceedings and Opinions	34
Death Benefit	22	Appendix A: Condensed Financial Information
Death Proceeds Before the Maturity Date	22	for The Travelers Insurance Company: Separate
Payment of Proceeds	23	Account PF	A-1
Beneficiary Contract Continuance	24	Appendix B: Condensed Financial Information
Planned Death Benefit	25	for The Travelers Life and Annuity: Separate
Death Proceeds After the Maturity Date	25	Account PF II	B-1
The Annuity Period	25	Appendix C: The Fixed Account	C-1
Maturity Date	25	Appendix D: Waiver of Withdrawal
Allocation of Annuity	26	Charge for Nursing Home Confinement	D-1
Variable Annuity	26	Appendix E: Contents of the Statement
Fixed Annuity	26	of Additional Information	E-1
Payment Options	27
Election of Options	27

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this Contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an Annuity or Income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Sub-Account is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option: — An investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
Travelers Life & Annuity PrimElite Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account PF for Variable Annuities (“Separate Account PF”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account PF II for Variable Annuities (“Separate Account PF II”). When we refer to the Separate Account, we are referring to either Separate Account PF or Separate Account PF II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified Contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (“Annuity Payments”) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the Contract Date. You may make additional payments of at least $100 at any time during the accumulation phase.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. We also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 8%, decreasing to 0% in years nine and later.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes and/or a penalty tax on taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn, and withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.
    Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See Charges and Deductions in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Transaction Expenses

Withdrawal Charge

(as a percentage of the Purchase Payments withdrawn)

Years Since Purchase Payment Made

Greater than or Equal To	But less than	Withdrawal Charge

0	1	8%
1	2	7%
2	3	6%
3	4	5%
4	5	4%
5	6	3%
6	7	2%
7	8	1%
8+		0%

Contract Administrative Charges

Annual Contract Administrative Charge	$30

Annual Separate Account Charges:

(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Charges	1.40%

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.42%	1.19%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option)

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement#)

Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(1)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(1)
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	0.35%	—	0.70%	1.05%(2)
Select Growth Portfolio	0.35%	—	0.79%	1.14%(2)
Select High Growth Portfolio	0.35%	—	0.84%	1.19%(2)
Smith Barney Investment Series
Smith Barney Government Portfolio	0.60%	—	0.40%	1.00%
Smith Barney Growth and Income Portfolio	0.75%	—	0.34%	1.09%
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.36%	1.11%
The Travelers Series Trust
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(3)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(3)
Social Awareness Stock Portfolio	0.68%	—	0.10%	0.78%(4)
Travelers Series Fund Inc.
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(5)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(6)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(5)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(7)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.03%	0.68%(5)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.15%	0.90%
Smith Barney Money Market Portfolio	0.38%	—	0.04%	0.42%

Funding Options	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement#)

Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.09%	0.94%
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.08%	1.03%
Growth and Income Portfolio Class II Shares*	0.60%	0.25%	0.11%	0.96%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

#	Expense reimbursements and waivers that are voluntary may be terminated at any time.

Notes

(1)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

(2)	Each Portfolio of the Smith Barney Allocation Series Inc. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/02 (the fiscal year end of the Portfolios).

(3)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

(4)	Management fee has breakpoints. The management rates decrease, as the Fund's net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%. The management fee also includes an administrative service fee.

(5)	Fund has a voluntary expense cap of 1.25%.

(6)	Fund has a voluntary expense cap of 1.00%.

(7)	Fund has a voluntary expense cap of 1.50%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the maximum charges reflected in the expense table above. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown				If Contract is NOT surrendered or annuitized at end of period shown

Funding Option	1 year	3 years	5years	10 years	1 year	3 years	5 years	10 years

Greenwich Street Series Fund
Appreciation Portfolio	1029	1307	1611	2597	229	707	1211	2597
Fundamental Value Portfolio	1030	1310	1616	2607	230	710	1216	2607
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	1057	1391	1751	2877	257	791	1351	2877
Select Growth Portfolio	1066	1418	1796	2966	266	818	1396	2966
Select High Growth Portfolio	1071	1433	1821	3014	271	833	1421	3014
Smith Barney Investment Series
Smith Barney Government Portfolio	1052	1376	1726	2828	252	776	1326	2828
Smith Barney Growth and Income Portfolio	1061	1403	1771	2917	261	803	1371	2917
Smith Barney Large Cap Core Portfolio	1045	1355	1692	2758	245	755	1292	2758
Smith Barney Premier Selections All Cap Growth Portfolio	1063	1409	1781	2936	263	809	1381	2936
The Travelers Series Trust
MFS Mid Cap Growth Portfolio	1045	1355	1692	2758	245	755	1292	2758
MFS Research Portfolio	1046	1358	1696	2768	246	758	1296	2768
Social Awareness Stock Portfolio	1030	1310	1616	2607	230	710	1216	2607
Travelers Series Fund Inc.
MFS Total Return Portfolio	1035	1325	1641	2658	235	725	1241	2658
Smith Barney Aggressive Growth Portfolio	1035	1325	1641	2658	235	725	1241	2658
Smith Barney High Income Portfolio	1021	1283	1570	2515	221	683	1170	2515
Smith Barney International All Cap Growth Portfolio	1052	1376	1726	2828	252	776	1326	2828
Smith Barney Large Cap Value Portfolio	1020	1280	1565	2505	220	680	1165	2505
Smith Barney Large Capitalization Growth Portfolio	1032	1316	1626	2628	232	716	1226	2628
Smith Barney Mid Cap Core Portfolio	1042	1346	1676	2728	242	746	1276	2728
Smith Barney Money Market Portfolio	994	1201	1433	2235	194	601	1033	2235
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	1046	1358	1696	2768	246	758	1296	2768
Emerging Growth Portfolio Class II Shares	1055	1385	1741	2858	255	785	1341	2858
Growth and Income Portfolio Class II Shares	1048	1364	1706	2788	248	764	1306	2788
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	1042	1346	1676	2728	242	746	1276	2728

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Life & Annuity PrimElite Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under t he Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at (888) 556-5412.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the Contract Date. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your Primerica Financial Services representative or call (800) 842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

Greenwich Street Series Fund
Appreciation Portfolio	Seeks long- term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	Seeks a balance of growth of capital and income. The Fund is a “fund of funds.” Rather than investing directly in securities, the Fund normally invests in other Smith Barney equity and fixed-income mutual funds.	Travelers Investment Adviser, Inc. (“TIA”)
Select Growth Portfolio	Seeks long-term growth of capital. The Fund is a “fund of funds.” Rather than investing directly in securities, the Fund normally invests in other Smith Barney mutual funds, which are primarily equity funds.	TIA
Select High Growth Portfolio	Seeks capital appreciation. The Fund is a “fund of funds.” Rather than investing directly in securities, the Fund normally invests in other Smith Barney mutual funds, which are primarily fixed-income funds.	TIA

Funding Option	Investment Objective	Investment Adviser/Subadviser

Smith Barney Investment Series
Smith Barney Government Portfolio	Seeks high current return consistent with preservation of capital. The Fund normally invests in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.	SBFM
Smith Barney Growth and Income Portfolio	Seeks reasonable growth and income. The Fund normally invests in equity securities of large U.S companies that provide dividend or interest income.	SBFM
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long term capital growth. The Fund consists of a Large Cap Growth segment, Mid Cap Growth segment and Small Cap Growth segment. All three segments normally invest in equity securities. The Large Cap Growth segment invests in large sized companies. The Mid Cap Growth segment invests in medium sized companies. The Small Cap Growth segment invests in small sized companies.	SBFM
The Travelers Series Trust
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
Social Awareness Stock Portfolio	Seeks long term capital appreciation and retention of net investment income. The Fund normally invests in equity securities. The Fund seeks companies that meet certain investment criteria and social criteria.	SBFM
Travelers Series Fund Inc.
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income. The Fund normally invests in equity securities of foreign companies.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks income and long-term growth of income and capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM

Funding Option	Investment Objective	Investment Adviser/Subadviser

Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital. The Fund normally invests in equities, or similar securities, of medium sized companies.	SBFM
Smith Barney Money Market Portfolio	Seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price. The Fund normally invests in high quality U.S. short-term debt securities.	SBFM
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc. (“Van Kampen”)
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen
Growth and Income Portfolio Class II Shares	Seeks long-term growth of capital and income. The Fund normally invests in income producing equity securities.	Van Kampen
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.

FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts and the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent and other costs of doing business.

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

Years Since Purchase Payment Made

Greater than or Equal To	But less than	Withdrawal Charge

0	1	8%
1	2	7%
2	3	6%
3	4	5%
4	5	4%
5	6	3%
6	7	2%
7	8	1%
8+		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

2.	any Purchase Payment to which no withdrawal charge applies then;

2.	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

2.	Iany remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

2.	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

    due to the death of the Contract Owner or the Annuitant (with no contingent Annuitant surviving);
    if an annuity payout (based on life expectancy) has begun
    due to a minimum distribution under our minimum distribution rules then in effect; or
    if the Annuitant is confined to an eligible Nursing Home as described in Appendix D.

Note: Any free withdrawals taken will not reduce Purchase Payments still subject to a withdrawal charge.

Free Withdrawal Allowance

The free withdrawal allowance does not apply to any withdrawals transferred directly to other financial institutions.

You may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. (If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge.) For the first Contract Year, the available amount is 15% of the initial Purchase Payment. If the initial Purchase Payment is the result of multiple transfers and/or exchanges, we will apply the 15% to the aggregate Purchase Payments received from outside carriers provided that:

2.	the transfer paperwork attributable to each such payment is submitted to our office with the original application, and

2.	such payments are received by our office within 120 days after the application is received.

Beginning in the second Contract Year, the available free withdrawal amount is 15% of the Contract Value at the end of the previous Contract Year.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

2.	from the distribution of death proceeds or

2.	after an annuity payout has begun.

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge is equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

Years Since Initial Purchase Payment

Greater than or Equal To	But Less Than	Surrender Charge

0 years	1 year	8%
1 year	2 years	7%
2 years	3 years	6%
3 years	4 years	5%
4 years	5 years	4%
5 years	6 years	3%
6 years	7 years	2%
7 years	8 years	1%
8+ years		0%

Please refer to “The Annuity Period” for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

2.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred;
    the number of transfers you made within the previous three months;
    whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
    whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special

DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the fixed account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 ½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

    the death benefit will not be payable upon the Annuitant’s death the Contingent Annuitant becomes the Annuitant and
    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance (“Death Report Date”).

We will pay the beneficiary an amount as described below, which amount will be reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted.

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to “Annuitant” with “owner.”

Death Proceeds before the Maturity Date

Age on Contract Date	Death Benefit

If the Annuitant was younger than age 76 on the Contract Date, the death benefit will be the greatest of:	the Contract Value on the Death Report Date
the total Purchase Payments made under the Contract (less any withdrawals); or
the step-up value, if any, as described below.
If the Annuitant was age 76 or over on the Contract Date, the death benefit will be:	the Contract Value on the Death Report Date.

IF THE ANNUITANT IS YOUNGER THAN AGE 76 ON CONTRACT DATE

Step-Up Value

Where the Annuitant was younger than age 67 on the Contract Date. A step-up value will be established on the eighth Contract Date anniversary which occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When a withdrawal is taken, we will reduce the step-up value by a partial surrender reduction as described below. On each contract anniversary before the Annuitant’s 76th birthday and before the Annuitant’s death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the step-up value on or after the Annuitant’s 76th birthday will be those related to add itional Purchase Payments or withdrawals.

Where the Annuitant was age 67 through 75 on the Contract Date. A step-up value will be established on the eighth Contract Date anniversary which occurs on or prior to the Death Report Date. The step-up value will equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When a withdrawal is taken, we will reduce the step-up value by a partial surrender reduction as described below. The only changes made to the step-up value on or after the eighth Contract Date anniversary will be those related to additional Purchase Payments or withdrawals.

Partial Surrender Reduction. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

  50,000 x (10,000/55,000) = $9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

  50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

IF THE ANNUITANT IS AGE 76 OR OLDER ON THE CONTRACT DATE

We will pay to the beneficiary a death benefit in an amount equal to the Contract Value as of the Death Report Date, reduced by any applicable premium tax or outstanding loans.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless, the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless, the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the surviving joint owner elects to continue the Contract rather than receive the distribution.	Yes

Joint Owner (who is the Annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary/surviving joint owner elects to continue the Contract rather than receive the distribution.	Yes

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless, the beneficiary elects to continue the Contract rather than receive the distribution.

		Or, unless there is a Contingent Annuitant. Then, the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Annuitant (where owner is a nonnatural entity/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply (See *Above)

Owner/Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun, the 5 year payout option is not available.

Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy; or
    under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump-sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Pa yments. Not all options may be available in all states.

You may choose to annuitize at any time after the first contract anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant’s 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Cash Surrender Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will incre ase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience as described above of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

PAYMENT OPTIONS

Election of Options

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under “Election of Options,” all or part of the Contract’s Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period. We will make payments for the period selected.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with the income option Payments for a Fixed Period.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor separate accounts: Separate Account PF and Separate Account PF II, respectively. Both Separate Account PF and Separate Account PF II were established on July 30, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account PF and Separate Account PF II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a la rger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or nonqualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an annuity payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult wit h a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules that govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

Penalty Tax for Premature Distributions

For both Qualified and Nonqualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

Financial Statements

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 10% of the Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing or services provided.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

Voting Rights

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies. There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS PF FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit).

1.25 M&E, .15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Appreciation Portfolio (7/98)	2002	1.071	0.871	57,410,955
	2001	1.131	1.071	60,882,283
	2000	1.151	1.131	55,820,187
	1999	1.032	1.151	39,976,851
	1998	1.000	1.032	6,001,504

Fundamental Value Portfolio (5/01)	2002	0.921	0.714	19,033,307
	2001	1.000	0.921	8,573,648

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (7/98)	2002	1.077	0.993	22,795,695
	2001	1.107	1.077	25,401,469
	2000	1.071	1.107	16,329,880
	1999	1.010	1.071	11,802,965
	1998	1.000	1.010	3,276,785

Select Growth Portfolio (7/98)	2002	0.983	0.795	17,913,231
	2001	1.106	0.983	20,695,886
	2000	1.178	1.106	21,993,066
	1999	1.028	1.178	16,449,483
	1998	1.000	1.028	4,128,790

Select High Growth Portfolio (7/98)	2002	1.000	0.752	9,696,141
	2001	1.153	1.000	11,235,146
	2000	1.260	1.153	12,351,705
	1999	1.007	1.260	6,958,968
	1998	1.000	1.007	2,419,349

Smith Barney Investment Series
Smith Barney Government Portfolio (5/00)	2002	1.154	1.228	6,340,663
	2001	1.105	1.154	948,144
	2000	1.000	1.105	305,703

Accumulation Unit Values (in dollars)

1.25 M&E, .15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Growth and Income Portfolio (5/00)	2002	0.816	0.626	8,489,381
	2001	0.927	0.816	6,211,271
	2000	1.000	0.927	3,031,797

Smith Barney Large Cap Core Portfolio (5/00)	2002	0.752	0.549	16,957,616
	2001	0.892	0.752	17,766,971
	2000	1.000	0.892	11,573,385

Smith Barney Premier Selections All Cap Growth Portfolio (5/00)	2002	0.887	0.640	4,977,057
	2001	1.048	0.887	5,405,644
	2000	1.000	1.048	3,237,291

The Travelers Series Trust
MFS Mid Cap Growth Portfolio (7/98)	2002	1.325	0.668	17,818,957
	2001	1.760	1.325	20,566,363
	2000	1.632	1.760	19,101,495
	1999	1.008	1.632	6,463,249
	1998	1.000	1.008	1,229,892

MFS Research Portfolio (7/98)	2002	0.876	0.647	14,381,784
	2001	1.146	0.876	17,155,896
	2000	1.231	1.146	17,616,134
	1999	1.009	1.231	10,815,585
	1998	1.000	1.009	3,296,438

Social Awareness Stock Portfolio (5/00)	2002	0.818	0.606	4,034,308
	2001	0.984	0.818	3,997,356
	2000	1.000	0.984	1,618,990

Travelers Series Fund Inc.
MFS Total Return Portfolio (7/98)	2002	1.161	1.085	19,296,064
	2001	1.177	1.161	17,379,044
	2000	1.024	1.177	13,308,965
	1999	1.011	1.024	8,380,698
	1998	1.000	1.011	1,863,613

Smith Barney Aggressive Growth Portfolio (5/00)	2002	0.966	0.642	45,161,290
	2001	1.021	0.966	37,422,234
	2000	1.000	1.021	18,739,294

Accumulation Unit Values (in dollars)

1.25 M&E, .15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney High Income Portfolio (7/98)	2002	0.834	0.796	10,645,027
	2001	0.879	0.834	9,315,239
	2000	0.969	0.879	6,930,395
	1999	0.958	0.969	5,067,973
	1998	1.000	0.958	1,085,592

Smith Barney International All Cap Growth Portfolio (7/98)	2002	0.750	0.550	13,686,502
	2001	1.105	0.750	15,011,452
	2000	1.471	1.105	13,921,387
	1999	0.889	1.471	5,354,378
	1998	1.000	0.889	1,252,105

Smith Barney Large Cap Value Portfolio (7/98)	2002	0.969	0.712	23,997,566
	2001	1.070	0.969	27,245,126
	2000	0.959	1.070	22,747,428
	1999	0.972	0.959	17,862,435
	1998	1.000	0.972	3,867,915

Smith Barney Large Capitalization Growth Portfolio (5/01)	2002	0.903	0.670	690,901
	2001	1.000	0.903	374,309

Smith Barney Mid Cap Core Portfolio (5/01)	2002	0.938	0.748	2,595,265
	2001	1.000	0.938	1,540,502

Smith Barney Money Market Portfolio (7/98)	2002	1.123	1.121	20,774,655
	2001	1.098	1.123	20,145,080
	2000	1.050	1.098	8,885,259
	1999	1.016	1.050	8,243,538
	1998	1.000	1.016	1,796,861

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (9/00)	2002	1.118	0.888	11,633,169
	2001	1.166	1.118	8,684,522
	2000	1.000	1.166	1,128,683

Emerging Growth Portfolio — Class II Shares (9/00)	2002	0.521	0.346	24,628,432
	2001	0.773	0.521	22,937,404
	2000	1.000	0.773	9,176,940

Accumulation Unit Values (in dollars)

1.25 M&E, .15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Growth and Income Portfolio — Class II Shares (9/00)	2002	0.969	0.815	10,499,669
	2001	1.046	0.969	7,756,387
	2000	1.000	1.046	888,512

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.954	0.699	2,035,918
	2001	1.000	0.954	2,228,011

Notes

The number of units outstanding for the 2001 year end have been restated to include annuity units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or where not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for contract owners in payout phase, where appropriate.

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS PF II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

The following tables provide the Accumulation Unit Value information for the variable charge of 1.40% = (Standard Death Benefit).

1.25 M&E, .15 Adm = 1.40% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Greenwich Street Series Fund
Appreciation Portfolio (7/98)	2002	1.071	0.871	305,862,953
	2001	1.131	1.071	336,418,349
	2000	1.151	1.131	312,397,588
	1999	1.032	1.151	235,392,378
	1998	1.000	1.032	36,108,910

Fundamental Value Portfolio (5/01)	2002	0.921	0.714	96,655,554
	2001	1.000	0.921	64,153,523

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (7/98)	2002	1.077	0.993	149,437,297
	2001	1.107	1.077	172,335,872
	2000	1.071	1.107	116,649,147
	1999	1.010	1.071	92,958,272
	1998	1.000	1.010	37,964,992

Select Growth Portfolio (6/98)	2002	0.983	0.795	114,187,022
	2001	1.106	0.983	135,503,046
	2000	1.178	1.106	148,142,153
	1999	1.028	1.178	106,081,505
	1998	1.000	1.028	30,475,847

Select High Growth Portfolio (7/98)	2002	1.000	0.752	78,227,750
	2001	1.153	1.000	91,359,358
	2000	1.260	1.153	98,281,080
	1999	1.007	1.260	63,571,711
	1998	1.000	1.007	18,718,704

Smith Barney Investment Series
Smith Barney Government Portfolio (5/00)	2002	1.154	1.228	38,471,098
	2001	1.105	1.154	8,557,026

Accumulation Unit Values (in dollars)

1.25 M&E, .15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney Growth and Income Portfolio (5/00)	2002	0.816	0.626	37,873,166
	2001	0.927	0.816	37,624,621

Smith Barney Large Cap Core Portfolio (5/00)	2002	0.752	0.549	72,423,198
	2001	0.892	0.752	77,234,297

Smith Barney Premier Selections All Cap Growth Portfolio (5/00)	2002	0.887	0.640	29,168,924
	2001	1.048	0.887	33,868,061

The Travelers Series Trust
MFS Mid Cap Growth Portfolio (7/98)	2002	1.325	0.668	88,921,075
	2001	1.760	1.325	104,171,306
	2000	1.632	1.760	102,889,577
	1999	1.008	1.632	34,997,092
	1998	1.000	1.008	5,280,045

MFS Research Portfolio (7/98)	2002	0.876	0.647	89,594,557
	2001	1.146	0.876	105,780,846
	2000	1.231	1.146	111,973,813
	1999	1.009	1.231	70,357,077
	1998	1.000	1.009	18,932,328

Social Awareness Stock Portfolio (5/00)	2002	0.818	0.606	21,776,370
	2001	0.984	0.818	22,300,728
	2000	1.000	0.984	8,016,692

Travelers Series Fund Inc.
MFS Total Return Portfolio (7/98)	2002	1.161	1.085	99,649,522
	2001	1.177	1.161	99,836,614
	2000	1.024	1.177	75,344,816
	1999	1.011	1.024	54,861,298
	1998	1.000	1.011	11,901,259

Smith Barney Aggressive Growth Portfolio (5/00)	2002	0.966	0.642	220,631,371
	2001	1.021	0.966	210,647,462
	2000	1.000	1.021	98,624,592

Smith Barney High Income Portfolio (7/98)	2002	0.834	0.796	44,665,354
	2001	0.879	0.834	44,411,527

Accumulation Unit Values (in dollars)

1.25 M&E, .15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Smith Barney High Income Portfolio (continued)	2000	0.969	0.879	31,714,593
	1999	0.958	0.969	25,856,446
	1998	1.000	0.958	7,250,612

Smith Barney International All Cap Growth Portfolio (7/98)	2002	0.750	0.550	62,301,931
	2001	1.105	0.750	71,952,232
	2000	1.471	1.105	68,195,410
	1999	0.889	1.471	28,191,109
	1998	1.000	0.889	8,642,970

Smith Barney Large Cap Value Portfolio (7/98)	2002	0.969	0.712	111,686,294
	2001	1.070	0.969	130,549,518
	2000	0.959	1.070	109,901,403
	1999	0.972	0.959	95,910,703
	1998	1.000	0.972	21,613,178

Smith Barney Large Capitalization Growth Portfolio (5/01)	2002	0.903	0.670	5,747,327
	2001	1.000	0.903	3,651,010

Smith Barney Mid Cap Core Portfolio (5/01)	2002	0.938	0.748	13,231,648
	2001	1.000	0.938	8,351,207

Smith Barney Money Market Portfolio (7/98)	2002	1.123	1.121	80,376,314
	2001	1.098	1.123	93,223,071
	2000	1.050	1.098	43,727,837
	1999	1.016	1.050	56,006,627
	1998	1.000	1.016	9,365,841

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (9/00)	2002	1.118	0.888	77,886,655
	2001	1.166	1.118	67,881,535
	2000	1.000	1.166	7,549,285

Emerging Growth Portfolio — Class II Shares (9/00)	2002	0.521	0.346	132,843,168
	2001	0.773	0.521	135,230,509
	2000	1.000	0.773	57,423,433

Accumulation Unit Values (in dollars)

1.25 M&E, .15 Adm = 1.40% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Growth and Income Portfolio — Class II Shares (9/00)	2002	0.969	0.815	64,064,707
	2001	1.046	0.969	54,264,238
	2000	1.000	1.046	12,181,962

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (5/01)	2002	0.954	0.699	10,049,014
	2001	1.000	0.954	9,833,197

Notes

The number of units outstanding for the 2001 year end have been restated to include Annuity Units, where appropriate.

The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

“Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

(This waiver is not available if the Annuitant is age 71
or older on the date the Contract is issued.)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an Eligible Nursing Home, and remains confined for the qualifying period, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a Withdrawal Charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:

  (a)   is Medicare approved as a provider of skilled nursing care services; and

  (b)   is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

OR

Meets all of the following standards:

  (a)   is licensed as a nursing care facility by the state in which it is licensed;

  (b)   is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

  (c)   provides nursing care to individuals who are not able to care for themselves and who require nursing care;

  (d)   provides, as a primary function, nursing care and room and board; and charges for these services;

  (e)   provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

  (f)   may provide care by a licensed physical, respiratory, occupational or speech therapist; and

  (g)   is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the Withdrawal Charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an Eligible Nursing Home begins, less any Purchase Payments made on or after the Annuitant’s 71st birthday.

Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your contract.

D-1

APPENDIX E

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, PrimeElite Travelers Service Center, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12684S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12685S.

Name:
Address:

E-1

L-12684	May 1, 2003

PART B

Information Required in a Statement of Additional Information

PRIMELITE

STATEMENT OF ADDITIONAL INFORMATION

dated

May 1, 2003

for

THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES

ISSUED BY

THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, PrimElite Service Center, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (888) 556-5412 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

TABLE OF CONTENTS

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	9
INDEPENDENT AUDITORS	12
FINANCIAL STATEMENTS	F-1

THE INSURANCE COMPANY

The Travelers Insurance Company (the “Company”) is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

The Separate Account. The Travelers Separate Account PF for Variable Annuities (“Separate Account PF”) meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account PF are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account PF, and the Commissioner has adopted no regulations under the Section that affect the Separate Account PF.

PRINCIPAL UNDERWRITER

Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for Separate Account PF and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Separate Account PF.

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account PF, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

VALUATION OF ASSETS

Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

2

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

              (a) = investment income plus capital gains and losses (whether realized or unrealized);

              (b) = any deduction for applicable taxes (presently zero); and

              (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

PERFORMANCE INFORMATION

From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account PF. The Company may advertise the “standardized average annual total returns” of the Funding Options available through Separate Account PF, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total returns,” as described below:

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets per contract sold (or anticipated to be sold) under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with any applicable withdrawal charge deducted at that time.

3

NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For Funding Options that were in existence before they became available under Separate Account PF, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2002 are set forth in the following tables.

4

PrimElite

Standardized Performance as of 12/31/02

	1 Year	5 Year	10 Year (or inception)

ASSET ALLOCATION ACCOUNTS:
Smith Barney Allocation Select Balanced Portfolio	-15.25%	—	-1.13%	7/7/98
Smith Barney Allocation Select Growth Portfolio	-25.74%	—	-5.87%	6/24/98
Smith Barney Allocation Select High Growth Portfolio	-30.89%	—	-7.06%	7/6/98
EQUITY ACCOUNTS:
Smith Barney Aggressive Growth Portfolio	-38.95%	—	-17.31%	5/1/00
Smith Barney Appreciation Portfolio	-25.25%	—	-3.98%	7/6/98
Smith Barney Fundamental Value Portfolio	-28.68%	—	-21.79%	5/1/01
Smith Barney Growth and Income Portfolio	-29.43%	—	-18.07%	5/1/00
Smith Barney International All Cap Growth Portfolio	-32.66%	—	-13.34%	7/8/98
Smith Barney Large Cap Core Portfolio	-32.93%	—	-22.03%	5/1/00
Smith Barney Large Cap Growth Portfolio	-31.82%	—	-24.77%	5/1/01
Smith Barney Large Cap Value Portfolio	-32.40%	—	-8.18%	7/7/98
Smith Barney Mid Cap Core Portfolio	-26.68%	—	-19.61%	5/1/01
Smith Barney Premier Selection All Cap Growth Portfolio	-33.65%	—	-17.39%	5/1/00
Smith Barney Small Cap Growth Opportunities Portfolio	-32.62%	—	-23.21%	5/1/01
Social Awareness Stock Portfolio (Smith Barney)	-31.88%	—	-19.06%	5/1/00
MFS Mid Cap Growth Portfolio	-53.63%	—	-9.48%	7/8/98
MFS Research Portfolio	-32.16%	—	-10.13%	7/7/98
Van Kampen LIT Comstock Portfolio Class II Shares	-26.98%	—	-7.67%	9/18/00
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-38.96%	—	-38.90%	9/18/00
Van Kampen LIT Growth and Income Portfolio Class II Shares	-22.73%	—	-11.08%	9/18/00
BOND ACCOUNTS:
Smith Barney Government Portfolio	-1.68%	—	5.92%	5/1/00
Smith Barney High Income Portfolio	-12.31%	—	-5.89%	7/6/98
5

PrimElite

Standardized Performance as of 12/31/02 (continued)

	1 Year	5 Year	10 Year (or inception)

BALANCED ACCOUNTS:
MFS Total Return Portfolio	-14.14%	—	0.91%	7/6/98
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio	-8.21%	—	1.69%	7/9/98

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

* These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

6

PrimElite Non-Standardized Performance as of 12/31/02

	Cumulative Returns				Average Annual Returns				Calendar Year Returns

	YTD	1 YR	3YR	5YR	3YR	5YR	Inception		2001	2000	1999

ASSET ALLOCATION ACCOUNTS:
Smith Barney Allocation Select Balanced Portfolio	-7.79%	-7.79%	-7.30%	6.22%	-2.49%	1.21%	2.57%	3/10/97	-2.75%	3.38%	6.08%
Smith Barney Allocation Select Growth Portfolio	-19.21%	-19.21%	-32.53%	-13.19%	-12.28%	-2.79%	-0.83%	3/11/97	-11.08%	-6.09%	14.54%
Smith Barney Allocation Select High Growth Portfolio	-24.81%	-24.81%	-40.34%	-15.12%	-15.81%	-3.22%	-1.37%	3/10/97	-13.31%	-8.48%	25.12%
EQUITY ACCOUNTS:
Smith Barney Aggressive Growth Portfolio	-33.58%	-33.58%	-28.31%	—	-10.49%	—	-4.46%	11/1/99	-5.42%	14.12%	—
Smith Barney Appreciation Portfolio	-18.67%	-18.67%	-24.38%	-0.91%	-8.89%	-0.18%	6.80%	10/16/91	-5.32%	-1.79%	1.55%
Smith Barney Fundamental Value Portfolio	-22.40%	-22.40%	-13.88%	7.34%	-4.86%	1.43%	8.23%	12/3/93	-6.59%	18.81%	20.32%
Smith Barney Growth and Income Portfolio	-23.22%	-23.22%	-38.08%	—	-14.75%	—	-11.44%	9/14/99	-12.06%	-8.29%	—
Smith Barney International All Cap Growth Portfolio	-26.73%	-26.73%	-62.63%	-35.12%	-27.95%	-8.28%	-2.61%	6/20/94	-32.14%	-24.85%	65.42%
Smith Barney Large Cap Core Portfolio	-27.02%	-27.02%	-42.49%	—	-16.83%	—	-11.04%	9/14/99	-15.73%	-6.50%	—
Smith Barney Large Cap Growth Portfolio	-25.82%	-25.82%	-41.61%	—	-16.40%	—	-1.54%	5/1/98	-14.22%	-8.24%	29.02%
Smith Barney Large Cap Value Portfolio	-26.46%	-26.46%	-25.72%	-20.60%	-9.43%	-4.51%	4.92%	6/20/94	-9.45%	11.55%	-1.33%
Smith Barney Mid Cap Core Portfolio	-20.23%	-20.23%	-17.69%	—	-6.28%	—	-1.27%	11/1/99	-11.25%	16.27%	—
Smith Barney Premier Selection All Cap Growth Portfolio	-27.81%	-27.81%	-28.97%	—	-10.77%	—	-4.97%	9/14/99	-15.37%	16.26%	—
Smith Barney Small Cap Growth Opportunities Portfolio	-26.69%	-26.69%	-34.90%	-16.20%	-13.32%	-3.47%	-1.26%	2/7/97	-17.39%	7.50%	35.69%
Social Awareness Stock Portfolio (Smith Barney)	-25.89%	-25.89%	-39.53%	-9.91%	-15.42%	-2.06%	6.42%	5/1/92	-16.86%	-1.86%	14.23%
MFS Mid Cap Growth Portfolio	-49.55%	-49.55%	-59.05%	—	-25.72%	—	-8.34%	3/23/98	-24.74%	7.85%	61.90%
MFS Research Portfolio	-26.18%	-26.18%	-47.45%	—	-19.29%	—	-8.01%	3/23/98	-23.54%	-6.89%	21.96%
Van Kampen LIT Comstock Portfolio Class II Shares	-20.56%	-20.56%	-2.71%	—	-0.91%	—	-2.52%	5/1/99	-4.16%	27.78%	—
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-33.59%	-33.59%	-60.42%	8.20%	-26.56%	1.59%	7.49%	7/3/95	-32.62%	-11.55%	101.57%
Van Kampen LIT Growth and Income Portfolio Class II Shares	-15.93%	-15.93%	-8.36%	20.44%	-2.86%	3.79%	6.56%	12/23/96	-7.36%	17.67%	11.42%
BOND ACCOUNTS:
Smith Barney Government Portfolio	6.42%	6.42%	24.97%	—	7.71%	—	6.60%	9/14/99	4.39%	12.49%	—
Smith Barney High Income Portfolio	-4.59%	-4.59%	-17.89%	-17.71%	-6.35%	-3.82%	2.10%	6/22/94	-5.09%	-9.32%	1.17%
7

PrimElite

Non-Standardized Performance as of 12/31/02

	Cumulative Returns				Average Annual Returns				Calendar Year Returns

	YTD	1 YR	3YR	5YR	3YR	5YR	Inception		2001	2000	1999

BALANCED ACCOUNTS:
MFS Total Return Portfolio	-6.58%	-6.58%	5.96%	18.10%	1.95%	3.38%	8.02%	6/20/94%	-1.40%	15.03%	1.21%
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio	-0.13%	-0.13%	6.79%	14.28%	2.21%	2.70%	3.05%	6/20/94	2.24%	4.59%	3.31%
Smith Barney Money Market Portfolio — 7 Day Yield	-0.55%		This yield quotation more closely reflects the current earnings of this fund.

The inception date is the date that the underlying fund commenced operations

* These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

8

FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

Mandatory Distributions for Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

Nonqualified Annuity Contracts

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individual’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law ..

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

9

Individual Retirement Annuities

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

Roth IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

Qualified Pension and Profit-Sharing Plans

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

10

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

Section 403(b) Plans

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Federal Income Tax Withholding

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

      1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

(a)	a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

(b)	a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

(c)	a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

(d)	the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   Other Non-Periodic Distributions (full or partial redemptions)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3.   Periodic Distributions (distributions payable over a period greater than one year)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A

11

recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund’s financial statements.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, included herein, and the financial statements of The Travelers Separate Account PF for Variable Annuities as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company’s methods of accounting for goodwill and other intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

12

PRIMELITE

STATEMENT OF ADDITIONAL INFORMATION

THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES

Individual Variable Annuity Contract
issued by

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

L-12684S	May 2003

ANNUAL REPORT
DECEMBER 31, 2002

                        THE TRAVELERS SEPARATE ACCOUNT PF
                        FOR VARIABLE ANNUITIES

[LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                       AIM V.I. CAPTIAL      AIM V.I. PREMIER
                                     APPRECIATION FUND -   EQUITY FUND - SERIES     PREMIER GROWTH     TECHNOLOGY PORTFOLIO -
                                          SERIES II                 II            PORTFOLIO - CLASS B        CLASS B
                                     -------------------   --------------------   -------------------  ----------------------
ASSETS:
  Investments at market value:             $ 3,156               $24,250               $ 1,292               $10,180

  Receivables:
    Dividends ................                  --                    --                    --                    --
                                           -------               -------               -------               -------

      Total Assets ...........               3,156                24,250                 1,292                10,180
                                           -------               -------               -------               -------

LIABILITIES:
  Payables:
    Insurance charges ........                  --                     5                    --                     2
    Administrative fees ......                  --                    --                    --                    --
                                           -------               -------               -------               -------

      Total Liabilities ......                  --                     5                    --                     2
                                           -------               -------               -------               -------

NET ASSETS:                                $ 3,156               $24,245               $ 1,292               $10,178
                                           =======               =======               =======               =======

                        See Notes to Financial Statements
                                       -1-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                          MUTUAL SHARES         TEMPLETON GROWTH
                                        SECURITIES FUND -       SECURITIES FUND -                               FUNDAMENTAL VALUE
                                             CLASS 2                  CLASS 2        APPRECIATION PORTFOLIO        PORTFOLIO
                                        -----------------       -----------------    ----------------------     -----------------
ASSETS:
  Investments at market value:             $    85,305             $    67,550             $50,639,006             $14,608,353

  Receivables:
    Dividends ................                      --                      --                      --                      --
                                           -----------             -----------             -----------             -----------

      Total Assets ...........                  85,305                  67,550              50,639,006              14,608,353
                                           -----------             -----------             -----------             -----------

LIABILITIES:
  Payables:
    Insurance charges ........                      13                      11                   6,924                   2,009
    Administrative fees ......                       1                       1                     828                     238
                                           -----------             -----------             -----------             -----------

      Total Liabilities ......                      14                      12                   7,752                   2,247
                                           -----------             -----------             -----------             -----------

NET ASSETS:                                $    85,291             $    67,538             $50,631,254             $14,606,106
                                           ===========             ===========             ===========             ===========

                        See Notes to Financial Statements
                                      -2-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                     OPPENHEIMER CAPITAL   OPPENHEIMER MAIN
                                        APPRECIATION        STREET GROWTH &     PIONEER FUND VCT
                                      FUND/VA - SERVICE    INCOME FUND/VA -    PORTFOLIO - CLASS II
                                           SHARES           SERVICE SHARES           SHARES
                                     -------------------   ----------------    --------------------
ASSETS:
  Investments at market value:             $49,685             $19,897              $28,055

  Receivables:
    Dividends ................                  --                  --                   --
                                           -------             -------              -------

      Total Assets ...........              49,685              19,897               28,055
                                           -------             -------              -------

LIABILITIES:
  Payables:
    Insurance charges ........                   8                   4                    5
    Administrative fees ......                   1                  --                   --
                                           -------             -------              -------

      Total Liabilities ......                   9                   4                    5
                                           -------             -------              -------

NET ASSETS:                                $49,676             $19,893              $28,050
                                           =======             =======              =======

                                                                 PUTNAM VT
                                       PIONEER MID-CAP      INTERNATIONAL GROWTH    PUTNAM VT SMALL CAP
                                     VALUE VCT PORTFOLIO -    FUND - CLASS IB      VALUE FUND - CLASS IB
                                        CLASS II SHARES            SHARES                  SHARES
                                     ---------------------  --------------------   ---------------------
ASSETS:
  Investments at market value:              $44,568                $ 2,728                 $98,409

  Receivables:
    Dividends ................                   --                     --                      --
                                            -------                -------                 -------

      Total Assets ...........               44,568                  2,728                  98,409
                                            -------                -------                 -------

LIABILITIES:
  Payables:
    Insurance charges ........                    8                     --                      17
    Administrative fees ......                    1                     --                       2
                                            -------                -------                 -------

      Total Liabilities ......                    9                     --                      19
                                            -------                -------                 -------

NET ASSETS:                                 $44,559                $ 2,728                 $98,390
                                            =======                =======                 =======

                        See Notes to Financial Statements
                                      -3-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                         SELECT BALANCED          SELECT GROWTH        SELECT HIGH GROWTH         SMITH BARNEY
                                            PORTFOLIO               PORTFOLIO               PORTFOLIO         GOVERNMENT PORTFOLIO
                                         ---------------          -------------        ------------------     --------------------
ASSETS:
  Investments at market value:             $23,080,623             $14,247,878             $ 7,292,220             $ 9,142,224

  Receivables:
    Dividends ................                      --                      --                      --                      --
                                           -----------             -----------             -----------             -----------

      Total Assets ...........              23,080,623              14,247,878               7,292,220               9,142,224
                                           -----------             -----------             -----------             -----------

LIABILITIES:
  Payables:
    Insurance charges ........                   3,161                   1,948                     996                   1,276
    Administrative fees ......                     378                     234                     120                     148
                                           -----------             -----------             -----------             -----------

      Total Liabilities ......                   3,539                   2,182                   1,116                   1,424
                                           -----------             -----------             -----------             -----------

NET ASSETS:                                $23,077,084             $14,245,696             $ 7,291,104             $ 9,140,800
                                           ===========             ===========             ===========             ===========

                        See Notes to Financial Statements
                                      -4-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                     SMITH BARNEY PREMIER
                                      SMITH BARNEY GROWTH      SMITH BARNEY LARGE      SELECTIONS ALL CAP
                                      AND INCOME PORTFOLIO     CAP CORE PORTFOLIO       GROWTH PORTFOLIO
                                      --------------------     ------------------    --------------------
ASSETS:
  Investments at market value:             $ 5,388,033             $ 9,510,141             $ 3,186,461

  Receivables:
    Dividends ................                      --                      --                      --
                                           -----------             -----------             -----------

      Total Assets ...........               5,388,033               9,510,141               3,186,461
                                           -----------             -----------             -----------

LIABILITIES:
  Payables:
    Insurance charges ........                     735                   1,307                     435
    Administrative fees ......                      88                     156                      52
                                           -----------             -----------             -----------

      Total Liabilities ......                     823                   1,463                     487
                                           -----------             -----------             -----------

NET ASSETS:                                $ 5,387,210             $ 9,508,678             $ 3,185,974
                                           ===========             ===========             ===========

                                      CONVERTIBLE SECURITIES   MFS MID CAP GROWTH         MFS RESEARCH
                                            PORTFOLIO               PORTFOLIO               PORTFOLIO
                                      ----------------------   ------------------         ------------
ASSETS:
  Investments at market value:             $    20,741             $11,981,237             $ 9,314,337

  Receivables:
    Dividends ................                      --                      --                      --
                                           -----------             -----------             -----------

      Total Assets ...........                  20,741              11,981,237               9,314,337
                                           -----------             -----------             -----------

LIABILITIES:
  Payables:
    Insurance charges ........                       3                   1,639                   1,270
    Administrative fees ......                      --                     196                     152
                                           -----------             -----------             -----------

      Total Liabilities ......                       3                   1,835                   1,422
                                           -----------             -----------             -----------

NET ASSETS:                                $    20,738             $11,979,402             $ 9,312,915
                                           ===========             ===========             ===========

                        See Notes to Financial Statements
                                      -5-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                          SMITH BARNEY
                                         SOCIAL AWARENESS        MFS TOTAL RETURN       AGGRESSIVE GROWTH      SMITH BARNEY HIGH
                                         STOCK PORTFOLIO            PORTFOLIO               PORTFOLIO           INCOME PORTFOLIO
                                         ----------------        ----------------       -----------------      -----------------
ASSETS:
  Investments at market value:             $ 2,613,666             $21,384,866             $30,077,701             $ 8,606,166

  Receivables:
    Dividends ................                      --                      --                      --                      --
                                           -----------             -----------             -----------             -----------

      Total Assets ...........               2,613,666              21,384,866              30,077,701               8,606,166
                                           -----------             -----------             -----------             -----------

LIABILITIES:
  Payables:
    Insurance charges ........                     361                   2,942                   4,141                   1,183
    Administrative fees ......                      43                     352                     493                     142
                                           -----------             -----------             -----------             -----------

      Total Liabilities ......                     404                   3,294                   4,634                   1,325
                                           -----------             -----------             -----------             -----------

NET ASSETS:                                $ 2,613,262             $21,381,572             $30,073,067             $ 8,604,841
                                           ===========             ===========             ===========             ===========

                        See Notes to Financial Statements
                                      -6-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                           SMITH BARNEY                                SMITH BARNEY LARGE
                                      INTERNATIONAL ALL CAP     SMITH BARNEY LARGE    CAPITALIZATION GROWTH
                                         GROWTH PORTFOLIO      CAP VALUE PORTFOLIO          PORTFOLIO
                                      ---------------------    -------------------    ---------------------
ASSETS:
  Investments at market value:             $ 7,574,001             $17,109,289             $   487,935

  Receivables:
    Dividends ................                      --                      --                      --
                                           -----------             -----------             -----------

      Total Assets ...........               7,574,001              17,109,289                 487,935
                                           -----------             -----------             -----------

LIABILITIES:
  Payables:
    Insurance charges ........                   1,030                   2,336                      67
    Administrative fees ......                     123                     280                       8
                                           -----------             -----------             -----------

      Total Liabilities ......                   1,153                   2,616                      75
                                           -----------             -----------             -----------

NET ASSETS:                                $ 7,572,848             $17,106,673             $   487,860
                                           ===========             ===========             ===========

                                       SMITH BARNEY MID       SMITH BARNEY MONEY       TRAVELERS MANAGED
                                      CAP CORE PORTFOLIO       MARKET PORTFOLIO        INCOME PORTFOLIO
                                      ------------------      ------------------       -----------------
ASSETS:
  Investments at market value:            $ 1,988,873             $24,006,284             $   191,721

  Receivables:
    Dividends ................                     --                   7,879                      --
                                          -----------             -----------             -----------

      Total Assets ...........              1,988,873              24,014,163                 191,721
                                          -----------             -----------             -----------

LIABILITIES:
  Payables:
    Insurance charges ........                    272                   3,309                      31
    Administrative fees ......                     33                     395                       3
                                          -----------             -----------             -----------

      Total Liabilities ......                    305                   3,704                      34
                                          -----------             -----------             -----------

NET ASSETS:                               $ 1,988,568             $24,010,459             $   191,687
                                          ===========             ===========             ===========

                        See Notes to Financial Statements
                                      -7-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                                               SMITH BARNEY SMALL
                                                                 EMERGING GROWTH        GROWTH AND INCOME          CAP GROWTH
                                      COMSTOCK PORTFOLIO -     PORTFOLIO - CLASS II    PORTFOLIO - CLASS II       OPPORTUNITIES
                                         CLASS II SHARES              SHARES                  SHARES                PORTFOLIO
                                      --------------------     --------------------    --------------------    ------------------
ASSETS:
  Investments at market value:             $11,062,801             $ 9,066,928             $ 8,975,893             $ 1,435,917

  Receivables:
    Dividends ................                      --                      --                      --                      --
                                           -----------             -----------             -----------             -----------

      Total Assets ...........              11,062,801               9,066,928               8,975,893               1,435,917
                                           -----------             -----------             -----------             -----------

LIABILITIES:
  Payables:
    Insurance charges ........                   1,527                   1,262                   1,249                     197
    Administrative fees ......                     181                     149                     148                      24
                                           -----------             -----------             -----------             -----------

      Total Liabilities ......                   1,708                   1,411                   1,397                     221
                                           -----------             -----------             -----------             -----------

NET ASSETS:                                $11,061,093             $ 9,065,517             $ 8,974,496             $ 1,435,696
                                           ===========             ===========             ===========             ===========

                        See Notes to Financial Statements
                                      -8-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                          EQUITY - INCOME
                                        PORTFOLIO - SERVICE      GROWTH PORTFOLIO -      MID CAP PORTFOLIO -
                                              CLASS 2              SERVICE CLASS 2         SERVICE CLASS 2              COMBINED
                                        -------------------      ------------------      -------------------          ------------
ASSETS:
  Investments at market value:             $      1,731             $     22,590             $     58,607             $303,511,298

  Receivables:
    Dividends ................                       --                       --                       --                    7,879
                                           ------------             ------------             ------------             ------------

      Total Assets ...........                    1,731                   22,590                   58,607              303,519,177
                                           ------------             ------------             ------------             ------------

LIABILITIES:
  Payables:
    Insurance charges ........                       --                        4                       10                   41,697
    Administrative fees ......                       --                       --                        1                    4,971
                                           ------------             ------------             ------------             ------------

      Total Liabilities ......                       --                        4                       11                   46,668
                                           ------------             ------------             ------------             ------------

NET ASSETS:                                $      1,731             $     22,586             $     58,596             $303,472,509
                                           ============             ============             ============             ============

                        See Notes to Financial Statements
                                      -9-

                       This page intentionally left blank

                                      -10-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                  AIM V.I. CAPTIAL    AIM V.I. PREMIER
                                                APPRECIATION FUND -     EQUITY FUND -      PREMIER GROWTH     TECHNOLOGY PORTFOLIO -
                                                     SERIES II            SERIES II      PORTFOLIO - CLASS B        CLASS B
                                                -------------------   ----------------   -------------------  ----------------------
INVESTMENT INCOME:
  Dividends ...................................        $    --             $    98             $    --              $    --
                                                       -------             -------             -------              -------

EXPENSES:
  Insurance charges ...........................             22                  85                  21                   81
  Administrative fees .........................              2                   7                   3                    8
                                                       -------             -------             -------              -------

    Total expenses ............................             24                  92                  24                   89
                                                       -------             -------             -------              -------

      Net investment income (loss) ............            (24)                  6                 (24)                 (89)
                                                       -------             -------             -------              -------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             --                  --                  --                   --
    Realized gain (loss) on sale of investments            (28)                 --                  (5)                (568)
                                                       -------             -------             -------              -------

      Realized gain (loss) ....................            (28)                 --                  (5)                (568)
                                                       -------             -------             -------              -------

    Change in unrealized gain (loss)
      on investments ..........................           (251)               (838)               (477)              (2,524)
                                                       -------             -------             -------              -------

  Net increase (decrease) in net assets
    resulting from operations .................        $  (303)            $  (832)            $  (506)             $(3,181)
                                                       =======             =======             =======              =======

                        See Notes to Financial Statements
                                      -11-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   MUTUAL SHARES     TEMPLETON GROWTH
                                                 SECURITIES FUND -   SECURITIES FUND -                            FUNDAMENTAL VALUE
                                                      CLASS 2             CLASS 2        APPRECIATION PORTFOLIO      PORTFOLIO
                                                 -----------------   -----------------   ----------------------   -----------------
INVESTMENT INCOME:
  Dividends ...................................     $        516       $        235           $    837,323          $    166,870
                                                    ------------       ------------           ------------          ------------

EXPENSES:
  Insurance charges ...........................              636                380                725,415               161,122
  Administrative fees .........................               63                 38                 86,956                19,189
                                                    ------------       ------------           ------------          ------------

    Total expenses ............................              699                418                812,371               180,311
                                                    ------------       ------------           ------------          ------------

      Net investment income (loss) ............             (183)              (183)                24,952               (13,441)
                                                    ------------       ------------           ------------          ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            1,278                232                     --               251,277
    Realized gain (loss) on sale of investments             (754)              (371)            (1,394,454)             (240,118)
                                                    ------------       ------------           ------------          ------------

      Realized gain (loss) ....................              524               (139)            (1,394,454)               11,159
                                                    ------------       ------------           ------------          ------------

    Change in unrealized gain (loss)
      on investments ..........................          (11,097)            (7,371)           (11,047,020)           (3,470,184)
                                                    ------------       ------------           ------------          ------------

  Net increase (decrease) in net assets
    resulting from operations .................     $    (10,756)      $     (7,693)          $(12,416,522)         $ (3,472,466)
                                                    ============       ============           ============          ============

                        See Notes to Financial Statements
                                      -12-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                      OPPENHEIMER CAPITAL    OPPENHEIMER MAIN
                                                         APPRECIATION         STREET GROWTH &       PIONEER FUND VCT
                                                       FUND/VA - SERVICE     INCOME FUND/VA -     PORTFOLIO - CLASS II
                                                            SHARES            SERVICE SHARES             SHARES
                                                      -------------------    ----------------     --------------------
INVESTMENT INCOME:
  Dividends ...................................             $     --              $     --              $    151
                                                            --------              --------              --------

EXPENSES:
  Insurance charges ...........................                  196                   132                   201
  Administrative fees .........................                   19                    13                    20
                                                            --------              --------              --------

    Total expenses ............................                  215                   145                   221
                                                            --------              --------              --------

      Net investment income (loss) ............                 (215)                 (145)                  (70)
                                                            --------              --------              --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                   --                    --                    --
    Realized gain (loss) on sale of investments                 (780)                  (56)                  (13)
                                                            --------              --------              --------

      Realized gain (loss) ....................                 (780)                  (56)                  (13)
                                                            --------              --------              --------

    Change in unrealized gain (loss)
      on investments ..........................               (2,310)               (1,763)               (1,867)
                                                            --------              --------              --------

  Net increase (decrease) in net assets
    resulting from operations .................             $ (3,305)             $ (1,964)             $ (1,950)
                                                            ========              ========              ========

                                                                                  PUTNAM VT
                                                        PIONEER MID-CAP     INTERNATIONAL GROWTH   PUTNAM VT SMALL CAP
                                                     VALUE VCT PORTFOLIO -    FUND - CLASS IB     VALUE FUND - CLASS IB
                                                        CLASS II SHARES            SHARES                SHARES
                                                     ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
  Dividends ...................................            $     40               $     --              $     --
                                                           --------               --------              --------

EXPENSES:
  Insurance charges ...........................                 350                     18                   699
  Administrative fees .........................                  33                      1                    68
                                                           --------               --------              --------

    Total expenses ............................                 383                     19                   767
                                                           --------               --------              --------

      Net investment income (loss) ............                (343)                   (19)                 (767)
                                                           --------               --------              --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 457                     --                    --
    Realized gain (loss) on sale of investments                 (53)                   (47)                 (123)
                                                           --------               --------              --------

      Realized gain (loss) ....................                 404                    (47)                 (123)
                                                           --------               --------              --------

    Change in unrealized gain (loss)
      on investments ..........................              (3,598)                  (171)              (16,802)
                                                           --------               --------              --------

  Net increase (decrease) in net assets
    resulting from operations .................            $ (3,537)              $   (237)             $(17,692)
                                                           ========               ========              ========

                        See Notes to Financial Statements
                                      -13-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   SELECT BALANCED      SELECT GROWTH     SELECT HIGH GROWTH       SMITH BARNEY
                                                      PORTFOLIO           PORTFOLIO            PORTFOLIO       GOVERNMENT PORTFOLIO
                                                   ---------------      -------------     ------------------   --------------------
INVESTMENT INCOME:
  Dividends ...................................      $ 1,702,037         $ 1,840,455           $   100,444           $   159,581
                                                     -----------         -----------           -----------           -----------

EXPENSES:
  Insurance charges ...........................          320,737             211,615               113,997                44,731
  Administrative fees .........................           38,427              25,394                13,679                 5,232
                                                     -----------         -----------           -----------           -----------

    Total expenses ............................          359,164             237,009               127,676                49,963
                                                     -----------         -----------           -----------           -----------

      Net investment income (loss) ............        1,342,873           1,603,446               (27,232)              109,618
                                                     -----------         -----------           -----------           -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --             981,635                    --                24,894
    Realized gain (loss) on sale of investments         (834,921)           (927,081)             (773,818)                6,042
                                                     -----------         -----------           -----------           -----------

      Realized gain (loss) ....................         (834,921)             54,554              (773,818)               30,936
                                                     -----------         -----------           -----------           -----------

    Change in unrealized gain (loss)
      on investments ..........................       (2,764,882)         (5,383,705)           (1,863,140)              102,314
                                                     -----------         -----------           -----------           -----------

  Net increase (decrease) in net assets
    resulting from operations .................      $(2,256,930)        $(3,725,705)          $(2,664,190)          $   242,868
                                                     ===========         ===========           ===========           ===========

                        See Notes to Financial Statements
                                      -14-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                            SMITH BARNEY PREMIER
                                                        SMITH BARNEY GROWTH        SMITH BARNEY LARGE        SELECTIONS ALL CAP
                                                        AND INCOME PORTFOLIO       CAP CORE PORTFOLIO         GROWTH PORTFOLIO
                                                        --------------------       ------------------       --------------------
INVESTMENT INCOME:
  Dividends ...................................             $     45,848              $     65,600              $      2,244
                                                            ------------              ------------              ------------

EXPENSES:
  Insurance charges ...........................                   71,133                   144,051                    49,427
  Administrative fees .........................                    8,527                    17,226                     5,931
                                                            ------------              ------------              ------------

    Total expenses ............................                   79,660                   161,277                    55,358
                                                            ------------              ------------              ------------

      Net investment income (loss) ............                  (33,812)                  (95,677)                  (53,114)
                                                            ------------              ------------              ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                       --                        --                        --
    Realized gain (loss) on sale of investments                 (312,322)               (1,048,407)                 (327,433)
                                                            ------------              ------------              ------------

      Realized gain (loss) ....................                 (312,322)               (1,048,407)                 (327,433)
                                                            ------------              ------------              ------------

    Change in unrealized gain (loss)
      on investments ..........................               (1,207,896)               (2,675,567)                 (950,059)
                                                            ------------              ------------              ------------

  Net increase (decrease) in net assets
    resulting from operations .................             $ (1,554,030)             $ (3,819,651)             $ (1,330,606)
                                                            ============              ============              ============

                                                       CONVERTIBLE SECURITIES     MFS MID CAP GROWTH           MFS RESEARCH
                                                              PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                                       ----------------------     ------------------           ------------
INVESTMENT INCOME:
  Dividends ...................................             $      1,128              $         --              $     65,637
                                                            ------------              ------------              ------------

EXPENSES:
  Insurance charges ...........................                      431                   217,815                   148,887
  Administrative fees .........................                       43                    26,130                    17,864
                                                            ------------              ------------              ------------

    Total expenses ............................                      474                   243,945                   166,751
                                                            ------------              ------------              ------------

      Net investment income (loss) ............                      654                  (243,945)                 (101,114)
                                                            ------------              ------------              ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                       53                        --                        --
    Realized gain (loss) on sale of investments                   (9,720)               (3,991,581)               (1,297,641)
                                                            ------------              ------------              ------------

      Realized gain (loss) ....................                   (9,667)               (3,991,581)               (1,297,641)
                                                            ------------              ------------              ------------

    Change in unrealized gain (loss)
      on investments ..........................                   (1,418)               (8,940,325)               (2,341,083)
                                                            ------------              ------------              ------------

  Net increase (decrease) in net assets
    resulting from operations .................             $    (10,431)             $(13,175,851)             $ (3,739,838)
                                                            ============              ============              ============

                        See Notes to Financial Statements
                                      -15-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                             SMITH BARNEY
                                                   SOCIAL AWARENESS    MFS TOTAL RETURN    AGGRESSIVE GROWTH      SMITH BARNEY HIGH
                                                   STOCK PORTFOLIO         PORTFOLIO           PORTFOLIO           INCOME PORTFOLIO
                                                   ----------------    ----------------    -----------------      -----------------
INVESTMENT INCOME:
  Dividends ...................................      $     26,314        $  1,317,824         $         --           $  2,132,856
                                                     ------------        ------------         ------------           ------------

EXPENSES:
  Insurance charges ...........................            37,769             270,012              401,239                104,166
  Administrative fees .........................             4,504              32,349               48,014                 12,475
                                                     ------------        ------------         ------------           ------------

    Total expenses ............................            42,273             302,361              449,253                116,641
                                                     ------------        ------------         ------------           ------------

      Net investment income (loss) ............           (15,959)          1,015,463             (449,253)             2,016,215
                                                     ------------        ------------         ------------           ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --             819,829                   --                     --
    Realized gain (loss) on sale of investments          (259,599)           (154,560)          (1,115,510)              (491,463)
                                                     ------------        ------------         ------------           ------------

      Realized gain (loss) ....................          (259,599)            665,269           (1,115,510)              (491,463)
                                                     ------------        ------------         ------------           ------------

    Change in unrealized gain (loss)
      on investments ..........................          (685,193)         (3,231,515)         (12,290,149)            (1,951,039)
                                                     ------------        ------------         ------------           ------------

  Net increase (decrease) in net assets
    resulting from operations .................      $   (960,751)       $ (1,550,783)        $(13,854,912)          $   (426,287)
                                                     ============        ============         ============           ============

                        See Notes to Financial Statements
                                      -16-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                           SMITH BARNEY                                   SMITH BARNEY LARGE
                                                      INTERNATIONAL ALL CAP       SMITH BARNEY LARGE     CAPITALIZATION GROWTH
                                                         GROWTH PORTFOLIO        CAP VALUE PORTFOLIO          PORTFOLIO
                                                      ---------------------      -------------------     ---------------------
INVESTMENT INCOME:
  Dividends ...................................             $    88,560              $   801,222              $     1,942
                                                            -----------              -----------              -----------

EXPENSES:
  Insurance charges ...........................                 115,847                  269,370                    5,862
  Administrative fees .........................                  13,891                   32,323                      700
                                                            -----------              -----------              -----------

    Total expenses ............................                 129,738                  301,693                    6,562
                                                            -----------              -----------              -----------

      Net investment income (loss) ............                 (41,178)                 499,529                   (4,620)
                                                            -----------              -----------              -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                       --                       --
    Realized gain (loss) on sale of investments              (1,129,623)                (968,240)                 (30,240)
                                                            -----------              -----------              -----------

      Realized gain (loss) ....................              (1,129,623)                (968,240)                 (30,240)
                                                            -----------              -----------              -----------

    Change in unrealized gain (loss)
      on investments ..........................              (1,791,509)              (6,279,440)                (114,781)
                                                            -----------              -----------              -----------

  Net increase (decrease) in net assets
    resulting from operations .................             $(2,962,310)             $(6,748,151)             $  (149,641)
                                                            ===========              ===========              ===========

                                                       SMITH BARNEY MID       SMITH BARNEY MONEY        TRAVELERS MANAGED
                                                      CAP CORE PORTFOLIO       MARKET PORTFOLIO          INCOME PORTFOLIO
                                                      ------------------      ------------------        -----------------
INVESTMENT INCOME:
  Dividends ...................................           $     2,014              $   317,683              $    19,559
                                                          -----------              -----------              -----------

EXPENSES:
  Insurance charges ...........................                23,550                  315,098                    1,935
  Administrative fees .........................                 2,818                   37,693                      193
                                                          -----------              -----------              -----------

    Total expenses ............................                26,368                  352,791                    2,128
                                                          -----------              -----------              -----------

      Net investment income (loss) ............               (24,354)                 (35,108)                  17,431
                                                          -----------              -----------              -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                       --                    1,379
    Realized gain (loss) on sale of investments               (38,965)                      --                   (4,123)
                                                          -----------              -----------              -----------

      Realized gain (loss) ....................               (38,965)                      --                   (2,744)
                                                          -----------              -----------              -----------

    Change in unrealized gain (loss)
      on investments ..........................              (378,938)                      --                  (14,227)
                                                          -----------              -----------              -----------

  Net increase (decrease) in net assets
    resulting from operations .................           $  (442,257)             $   (35,108)             $       460
                                                          ===========              ===========              ===========

                        See Notes to Financial Statements
                                      -17-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                  SMITH BARNEY SMALL
                                                                        EMERGING GROWTH      GROWTH AND INCOME       CAP GROWTH
                                                COMSTOCK PORTFOLIO -  PORTFOLIO - CLASS II  PORTFOLIO - CLASS II    OPPORTUNITIES
                                                  CLASS II SHARES            SHARES                SHARES              PORTFOLIO
                                                --------------------  --------------------  --------------------  ------------------
INVESTMENT INCOME:
  Dividends ...................................      $    47,543          $     5,527            $    59,056          $        --
                                                     -----------          -----------            -----------          -----------

EXPENSES:
  Insurance charges ...........................          136,163              131,337                108,294               21,718
  Administrative fees .........................           16,243               15,693                 12,953                2,604
                                                     -----------          -----------            -----------          -----------

    Total expenses ............................          152,406              147,030                121,247               24,322
                                                     -----------          -----------            -----------          -----------

      Net investment income (loss) ............         (104,863)            (141,503)               (62,191)             (24,322)
                                                     -----------          -----------            -----------          -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................           88,123                   --                     --                   --
    Realized gain (loss) on sale of investments         (270,264)            (650,289)              (213,992)             (96,262)
                                                     -----------          -----------            -----------          -----------

      Realized gain (loss) ....................         (182,141)            (650,289)              (213,992)             (96,262)
                                                     -----------          -----------            -----------          -----------

    Change in unrealized gain (loss)
      on investments ..........................       (2,341,352)          (3,546,592)            (1,338,220)            (437,279)
                                                     -----------          -----------            -----------          -----------

  Net increase (decrease) in net assets
    resulting from operations .................      $(2,628,356)         $(4,338,384)           $(1,614,403)         $  (557,863)
                                                     ===========          ===========            ===========          ===========

                        See Notes to Financial Statements
                                      -18-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   EQUITY - INCOME
                                                 PORTFOLIO - SERVICE    GROWTH PORTFOLIO -   MID CAP PORTFOLIO -
                                                       CLASS 2           SERVICE CLASS 2       SERVICE CLASS 2          COMBINED
                                                 -------------------    ------------------   -------------------      ------------
INVESTMENT INCOME:
  Dividends ...................................      $         --          $         --          $         --         $  9,808,307
                                                     ------------          ------------          ------------         ------------

EXPENSES:
  Insurance charges ...........................                28                   141                   447            4,155,158
  Administrative fees .........................                 3                    14                    43              497,386
                                                     ------------          ------------          ------------         ------------

    Total expenses ............................                31                   155                   490            4,652,544
                                                     ------------          ------------          ------------         ------------

      Net investment income (loss) ............               (31)                 (155)                 (490)           5,155,763
                                                     ------------          ------------          ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                    --                    --            2,169,157
    Realized gain (loss) on sale of investments                (3)                  (12)                 (468)         (16,577,865)
                                                     ------------          ------------          ------------         ------------

      Realized gain (loss) ....................                (3)                  (12)                 (468)         (14,408,708)
                                                     ------------          ------------          ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................              (334)               (2,175)               (5,152)         (74,999,929)
                                                     ------------          ------------          ------------         ------------

  Net increase (decrease) in net assets
    resulting from operations .................      $       (368)         $     (2,342)         $     (6,110)        $(84,252,874)
                                                     ============          ============          ============         ============

                        See Notes to Financial Statements
                                      -19-

                       This page intentionally left blank

                                      -20-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                           AIM V.I. CAPTIAL APPRECIATION  AIM V.I. PREMIER EQUITY FUND -  PREMIER GROWTH PORTFOLIO -
                                                 FUND - SERIES II                   SERIES II                      CLASS B
                                           -----------------------------  ------------------------------  --------------------------
                                               2002             2001          2002             2001          2002             2001
                                             --------         -------       --------         -------       --------         -------
OPERATIONS:
  Net investment income (loss) ............  $    (24)        $    --       $      6         $    --       $    (24)        $    --
  Realized gain (loss) ....................       (28)             --             --              --             (5)             --
  Change in unrealized gain (loss)
    on investments ........................      (251)             --           (838)             --           (477)             --
                                             --------         -------       --------         -------       --------         -------

    Net increase (decrease) in net assets
      resulting from operations ...........      (303)             --           (832)             --           (506)             --
                                             --------         -------       --------         -------       --------         -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........     4,247              --         25,077              --          1,800              --
  Participant transfers from other
    funding options .......................        --              --             --              --             --              --
  Administrative charges ..................        --              --             --              --             (2)             --
  Contract surrenders .....................      (788)             --             --              --             --              --
  Participant transfers to other
    funding options .......................        --              --             --              --             --              --
  Other payments to participants ..........        --              --             --              --             --              --
                                             --------         -------       --------         -------       --------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....     3,459              --         25,077              --          1,798              --
                                             --------         -------       --------         -------       --------         -------

      Net increase (decrease) in net assets     3,156              --         24,245              --          1,292              --

NET ASSETS:
    Beginning of year .....................        --              --             --              --             --              --
                                             --------         -------       --------         -------       --------         -------
    End of year ...........................  $  3,156         $    --       $ 24,245         $    --       $  1,292         $    --
                                             ========         =======       ========         =======       ========         =======

                        See Notes to Financial Statements
                                      -21-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                MUTUAL SHARES SECURITIES FUND -
                                                TECHNOLOGY PORTFOLIO - CLASS B              CLASS 2
                                                ------------------------------  -------------------------------
                                                      2002            2001           2002             2001
                                                   --------         -------        --------         -------
OPERATIONS:
  Net investment income (loss) ............        $    (89)        $    --        $   (183)        $    --
  Realized gain (loss) ....................            (568)             --             524              --
  Change in unrealized gain (loss)
    on investments ........................          (2,524)             --         (11,097)             --
                                                   --------         -------        --------         -------

    Net increase (decrease) in net assets
      resulting from operations ...........          (3,181)             --         (10,756)             --
                                                   --------         -------        --------         -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........          15,524              --          98,999              --
  Participant transfers from other
    funding options .......................              --              --               7              --
  Administrative charges ..................              (4)             --              --              --
  Contract surrenders .....................          (2,161)             --          (2,959)             --
  Participant transfers to other
    funding options .......................              --              --              --              --
  Other payments to participants ..........              --              --              --              --
                                                   --------         -------        --------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....          13,359              --          96,047              --
                                                   --------         -------        --------         -------

      Net increase (decrease) in net assets          10,178              --          85,291              --

NET ASSETS:
    Beginning of year .....................              --              --              --              --
                                                   --------         -------        --------         -------
    End of year ...........................        $ 10,178         $    --        $ 85,291         $    --
                                                   ========         =======        ========         =======

                                                TEMPLETON GROWTH SECURITIES
                                                       FUND - CLASS 2
                                                ---------------------------
                                                   2002             2001
                                                 --------         -------
OPERATIONS:
  Net investment income (loss) ............      $   (183)        $    --
  Realized gain (loss) ....................          (139)             --
  Change in unrealized gain (loss)
    on investments ........................        (7,371)             --
                                                 --------         -------

    Net increase (decrease) in net assets
      resulting from operations ...........        (7,693)             --
                                                 --------         -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........        75,470              --
  Participant transfers from other
    funding options .......................         1,150              --
  Administrative charges ..................            (1)             --
  Contract surrenders .....................        (1,388)             --
  Participant transfers to other
    funding options .......................            --              --
  Other payments to participants ..........            --              --
                                                 --------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....        75,231              --
                                                 --------         -------

      Net increase (decrease) in net assets        67,538              --

NET ASSETS:
    Beginning of year .....................            --              --
                                                 --------         -------
    End of year ...........................      $ 67,538         $    --
                                                 ========         =======

                        See Notes to Financial Statements
                                      -22-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                        APPRECIATION PORTFOLIO                  FUNDAMENTAL VALUE PORTFOLIO
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $     24,952         $   (175,326)        $    (13,441)        $    (18,615)
  Realized gain (loss) ....................          (1,394,454)            (124,739)              11,159              148,324
  Change in unrealized gain (loss)
    on investments ........................         (11,047,020)          (3,194,145)          (3,470,184)               3,961
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........         (12,416,522)          (3,494,210)          (3,472,466)             133,670
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           7,329,330           12,151,109            9,473,085            6,366,974
  Participant transfers from other
    funding options .......................           2,941,302            2,038,555            3,738,656            1,709,518
  Administrative charges ..................             (62,913)             (55,847)             (10,444)                (816)
  Contract surrenders .....................          (5,535,956)          (4,079,321)            (934,071)             (78,544)
  Participant transfers to other
    funding options .......................          (6,416,715)          (3,822,353)          (2,079,243)            (238,535)
  Other payments to participants ..........            (387,545)            (670,618)              (1,678)                  --
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....          (2,132,497)           5,561,525           10,186,305            7,758,597
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets         (14,549,019)           2,067,315            6,713,839            7,892,267

NET ASSETS:
    Beginning of year .....................          65,180,273           63,112,958            7,892,267                   --
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $ 50,631,254         $ 65,180,273         $ 14,606,106         $  7,892,267
                                                   ============         ============         ============         ============

                                                        OPPENHEIMER CAPITAL            OPPENHEIMER MAIN STREET GROWTH
                                                   APPRECIATION FUND/VA - SERVICE        & INCOME FUND/VA - SERVICE
                                                               SHARES                               SHARES
                                                   ------------------------------      ------------------------------
                                                        2002               2001             2002               2001
                                                    ------------         -------        ------------         -------
OPERATIONS:
  Net investment income (loss) ............         $       (215)        $    --        $       (145)        $    --
  Realized gain (loss) ....................                 (780)             --                 (56)             --
  Change in unrealized gain (loss)
    on investments ........................               (2,310)             --              (1,763)             --
                                                    ------------         -------        ------------         -------

    Net increase (decrease) in net assets
      resulting from operations ...........               (3,305)             --              (1,964)             --
                                                    ------------         -------        ------------         -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........               55,390              --              22,617              --
  Participant transfers from other
    funding options .......................                   (9)             --                  11              --
  Administrative charges ..................                   (2)             --                  (2)             --
  Contract surrenders .....................               (2,398)             --                (769)             --
  Participant transfers to other
    funding options .......................                   --              --                  --              --
  Other payments to participants ..........                   --              --                  --              --
                                                    ------------         -------        ------------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....               52,981              --              21,857              --
                                                    ------------         -------        ------------         -------

      Net increase (decrease) in net assets               49,676              --              19,893              --

NET ASSETS:
    Beginning of year .....................                   --              --                  --              --
                                                    ------------         -------        ------------         -------
    End of year ...........................         $     49,676         $    --        $     19,893         $    --
                                                    ============         =======        ============         =======

                        See Notes to Financial Statements
                                      -23-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                 PIONEER FUND VCT PORTFOLIO -      PIONEER MID-CAP VALUE VCT
                                                         CLASS II SHARES          PORTFOLIO - CLASS II SHARES
                                                 ----------------------------     ---------------------------
                                                     2002             2001            2002            2001
                                                   --------         -------        --------         -------
OPERATIONS:
  Net investment income (loss) ............        $    (70)        $    --        $   (343)        $    --
  Realized gain (loss) ....................             (13)             --             404              --
  Change in unrealized gain (loss)
    on investments ........................          (1,867)             --          (3,598)             --
                                                   --------         -------        --------         -------

    Net increase (decrease) in net assets
      resulting from operations ...........          (1,950)             --          (3,537)             --
                                                   --------         -------        --------         -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........          30,000              --          48,346              --
  Participant transfers from other
    funding options .......................              --              --              --              --
  Administrative charges ..................              --              --             (10)             --
  Contract surrenders .....................              --              --            (214)             --
  Participant transfers to other
    funding options .......................              --              --             (26)             --
  Other payments to participants ..........              --              --              --              --
                                                   --------         -------        --------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....          30,000              --          48,096              --
                                                   --------         -------        --------         -------

      Net increase (decrease) in net assets          28,050              --          44,559              --

NET ASSETS:
    Beginning of year .....................              --              --              --              --
                                                   --------         -------        --------         -------
    End of year ...........................        $ 28,050         $    --        $ 44,559         $    --
                                                   ========         =======        ========         =======

                                                 PUTNAM VT INTERNATIONAL GROWTH
                                                     FUND - CLASS IB SHARES
                                                 ------------------------------
                                                      2002             2001
                                                    --------         -------
OPERATIONS:
  Net investment income (loss) ............         $    (19)        $    --
  Realized gain (loss) ....................              (47)             --
  Change in unrealized gain (loss)
    on investments ........................             (171)             --
                                                    --------         -------

    Net increase (decrease) in net assets
      resulting from operations ...........             (237)             --
                                                    --------         -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            3,733              --
  Participant transfers from other
    funding options .......................               --              --
  Administrative charges ..................               (1)             --
  Contract surrenders .....................             (767)             --
  Participant transfers to other
    funding options .......................               --              --
  Other payments to participants ..........               --              --
                                                    --------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            2,965              --
                                                    --------         -------

      Net increase (decrease) in net assets            2,728              --

NET ASSETS:
    Beginning of year .....................               --              --
                                                    --------         -------
    End of year ...........................         $  2,728         $    --
                                                    ========         =======

                        See Notes to Financial Statements
                                      -24-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                  PUTNAM VT SMALL CAP VALUE FUND
                                                        - CLASS IB SHARES                  SELECT BALANCED PORTFOLIO
                                                  ------------------------------       ---------------------------------
                                                       2002               2001             2002                 2001
                                                   ------------         -------        ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $       (767)        $    --        $  1,342,873         $    612,012
  Realized gain (loss) ....................                (123)             --            (834,921)             649,723
  Change in unrealized gain (loss)
    on investments ........................             (16,802)             --          (2,764,882)          (2,050,233)
                                                   ------------         -------        ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........             (17,692)             --          (2,256,930)            (788,498)
                                                   ------------         -------        ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             115,971              --           3,401,644            5,981,965
  Participant transfers from other
    funding options .......................                 152              --           1,417,133            8,038,147
  Administrative charges ..................                 (19)             --             (19,622)             (16,481)
  Contract surrenders .....................                  --              --          (2,622,394)          (1,708,977)
  Participant transfers to other
    funding options .......................                 (22)             --          (3,870,603)          (1,760,078)
  Other payments to participants ..........                  --              --            (325,525)            (474,231)
                                                   ------------         -------        ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             116,082              --          (2,019,367)          10,060,345
                                                   ------------         -------        ------------         ------------

      Net increase (decrease) in net assets              98,390              --          (4,276,297)           9,271,847

NET ASSETS:
    Beginning of year .....................                  --              --          27,353,381           18,081,534
                                                   ------------         -------        ------------         ------------
    End of year ...........................        $     98,390         $    --        $ 23,077,084         $ 27,353,381
                                                   ============         =======        ============         ============

                                                  SELECT CONSERVATIVE PORTFOLIO              SELECT GROWTH PORTFOLIO
                                                  -----------------------------        ---------------------------------
                                                     2002             2001                 2002                 2001
                                                   -------        ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $    --        $    338,554         $  1,603,446         $   (302,057)
  Realized gain (loss) ....................             --            (342,885)              54,554             (298,073)
  Change in unrealized gain (loss)
    on investments ........................             --              70,173           (5,383,705)          (2,062,672)
                                                   -------        ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........             --              65,842           (3,725,705)          (2,662,802)
                                                   -------        ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             --             660,485              505,219            1,910,770
  Participant transfers from other
    funding options .......................             --             126,154              321,401              568,549
  Administrative charges ..................             --                 (18)             (18,641)             (19,158)
  Contract surrenders .....................             --            (205,700)          (1,451,895)          (1,371,969)
  Participant transfers to other
    funding options .......................             --          (5,057,083)          (1,657,706)          (1,982,435)
  Other payments to participants ..........             --                  --              (81,305)            (410,719)
                                                   -------        ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             --          (4,476,162)          (2,382,927)          (1,304,962)
                                                   -------        ------------         ------------         ------------

      Net increase (decrease) in net assets             --          (4,410,320)          (6,108,632)          (3,967,764)

NET ASSETS:
    Beginning of year .....................             --           4,410,320           20,354,328           24,322,092
                                                   -------        ------------         ------------         ------------
    End of year ...........................        $    --        $         --         $ 14,245,696         $ 20,354,328
                                                   =======        ============         ============         ============

                        See Notes to Financial Statements
                                      -25-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     SELECT HIGH GROWTH PORTFOLIO              SELECT INCOME PORTFOLIO
                                                   ---------------------------------         ---------------------------
                                                       2002                 2001               2002             2001
                                                   ------------         ------------         -------        ------------
OPERATIONS:
  Net investment income (loss) ............        $    (27,232)        $    455,196         $    --        $    174,990
  Realized gain (loss) ....................            (773,818)             209,390              --            (233,552)
  Change in unrealized gain (loss)
    on investments ........................          (1,863,140)          (2,557,153)             --              87,848
                                                   ------------         ------------         -------        ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (2,664,190)          (1,892,567)             --              29,286
                                                   ------------         ------------         -------        ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             271,072            1,067,338              --             423,063
  Participant transfers from other
    funding options .......................             157,329              267,828              --              74,867
  Administrative charges ..................             (12,450)             (13,225)             --                  (8)
  Contract surrenders .....................            (758,747)            (923,114)             --             (25,643)
  Participant transfers to other
    funding options .......................            (910,712)          (1,488,147)             --          (2,312,110)
  Other payments to participants ..........             (25,996)             (29,660)             --                  --
                                                   ------------         ------------         -------        ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....          (1,279,504)          (1,118,980)             --          (1,839,831)
                                                   ------------         ------------         -------        ------------

      Net increase (decrease) in net assets          (3,943,694)          (3,011,547)             --          (1,810,545)

NET ASSETS:
    Beginning of year .....................          11,234,798           14,246,345              --           1,810,545
                                                   ------------         ------------         -------        ------------
    End of year ...........................        $  7,291,104         $ 11,234,798         $    --        $         --
                                                   ============         ============         =======        ============

                                                    SELECT SMALL CAP PORTFOLIO
                                                   ---------------------------
                                                     2002              2001
                                                   -------        ------------
OPERATIONS:
  Net investment income (loss) ............        $    --        $     (7,369)
  Realized gain (loss) ....................             --            (320,014)
  Change in unrealized gain (loss)
    on investments ........................             --             209,877
                                                   -------        ------------

    Net increase (decrease) in net assets
      resulting from operations ...........             --            (117,506)
                                                   -------        ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             --             336,493
  Participant transfers from other
    funding options .......................             --              57,501
  Administrative charges ..................             --                  (2)
  Contract surrenders .....................             --              (8,843)
  Participant transfers to other
    funding options .......................             --          (1,788,880)
  Other payments to participants ..........             --                  --
                                                   -------        ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             --          (1,403,731)
                                                   -------        ------------

      Net increase (decrease) in net assets             --          (1,521,237)

NET ASSETS:
    Beginning of year .....................             --           1,521,237
                                                   -------        ------------
    End of year ...........................        $    --        $         --
                                                   =======        ============

                        See Notes to Financial Statements
                                      -26-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                        SMITH BARNEY GOVERNMENT               SMITH BARNEY GROWTH AND INCOME
                                                              PORTFOLIO                                  PORTFOLIO
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $    109,618         $    (13,833)        $    (33,812)        $    (55,322)
  Realized gain (loss) ....................              30,936                7,708             (312,322)             (52,410)
  Change in unrealized gain (loss)
    on investments ........................             102,314               44,725           (1,207,896)            (346,512)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........             242,868               38,600           (1,554,030)            (454,244)
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           2,878,994              529,905            2,111,598            2,765,733
  Participant transfers from other
    funding options .......................           5,895,585              453,415            1,090,242              385,713
  Administrative charges ..................              (2,394)                (480)              (4,247)              (2,214)
  Contract surrenders .....................            (557,970)             (51,116)            (526,737)            (154,747)
  Participant transfers to other
    funding options .......................            (410,221)            (214,230)            (782,631)            (286,075)
  Other payments to participants ..........                  --                   --              (12,674)                  --
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           7,803,994              717,494            1,875,551            2,708,410
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets           8,046,862              756,094              321,521            2,254,166

NET ASSETS:
    Beginning of year .....................           1,093,938              337,844            5,065,689            2,811,523
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $  9,140,800         $  1,093,938         $  5,387,210         $  5,065,689
                                                   ============         ============         ============         ============

                                                      SMITH BARNEY LARGE CAP CORE             SMITH BARNEY PREMIER SELECTIONS
                                                              PORTFOLIO                           ALL CAP GROWTH PORTFOLIO
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $    (95,677)        $   (167,113)        $    (53,114)        $    (61,884)
  Realized gain (loss) ....................          (1,048,407)            (162,947)            (327,433)             (75,847)
  Change in unrealized gain (loss)
    on investments ........................          (2,675,567)          (1,637,563)            (950,059)            (574,199)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (3,819,651)          (1,967,623)          (1,330,606)            (711,930)
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           1,952,885            5,206,990              158,720            2,094,305
  Participant transfers from other
    funding options .......................             783,027            1,016,344              382,357              639,578
  Administrative charges ..................             (10,398)              (7,145)              (4,135)              (2,974)
  Contract surrenders .....................          (1,117,318)            (526,427)            (345,889)            (167,455)
  Participant transfers to other
    funding options .......................          (1,611,195)            (549,826)            (464,156)            (399,530)
  Other payments to participants ..........             (25,205)            (138,977)              (3,492)             (50,260)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             (28,204)           5,000,959             (276,595)           2,113,664
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets          (3,847,855)           3,033,336           (1,607,201)           1,401,734

NET ASSETS:
    Beginning of year .....................          13,356,533           10,323,197            4,793,175            3,391,441
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $  9,508,678         $ 13,356,533         $  3,185,974         $  4,793,175
                                                   ============         ============         ============         ============

                        See Notes to Financial Statements
                                      -27-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                  CONVERTIBLE SECURITIES PORTFOLIO       MFS MID CAP GROWTH PORTFOLIO
                                                  --------------------------------     ---------------------------------
                                                        2002              2001              2002                2001
                                                   ------------         -------        ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $        654         $    --        $   (243,945)        $   (415,354)
  Realized gain (loss) ....................              (9,667)             --          (3,991,581)           5,838,686
  Change in unrealized gain (loss)
    on investments ........................              (1,418)             --          (8,940,325)         (14,172,054)
                                                   ------------         -------        ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........             (10,431)             --         (13,175,851)          (8,748,722)
                                                   ------------         -------        ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             109,024              --             776,357            4,801,640
  Participant transfers from other
    funding options .......................                  --              --             894,008            1,478,725
  Administrative charges ..................                  --              --             (20,767)             (26,148)
  Contract surrenders .....................                  --              --          (1,376,286)          (1,972,820)
  Participant transfers to other
    funding options .......................             (77,855)             --          (2,275,609)          (1,774,420)
  Other payments to participants ..........                  --              --             (85,529)            (131,932)
                                                   ------------         -------        ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....              31,169              --          (2,087,826)           2,375,045
                                                   ------------         -------        ------------         ------------

      Net increase (decrease) in net assets              20,738              --         (15,263,677)          (6,373,677)

NET ASSETS:
    Beginning of year .....................                  --              --          27,243,079           33,616,756
                                                   ------------         -------        ------------         ------------
    End of year ...........................        $     20,738         $    --        $ 11,979,402         $ 27,243,079
                                                   ============         =======        ============         ============

                                                       MFS RESEARCH PORTFOLIO
                                                  ---------------------------------
                                                      2002                 2001
                                                  ------------         ------------
OPERATIONS:
  Net investment income (loss) ............       $   (101,114)        $   (228,711)
  Realized gain (loss) ....................         (1,297,641)             648,624
  Change in unrealized gain (loss)
    on investments ........................         (2,341,083)          (5,234,885)
                                                  ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........         (3,739,838)          (4,814,972)
                                                  ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            536,822            1,914,236
  Participant transfers from other
    funding options .......................            167,211              368,811
  Administrative charges ..................            (15,933)             (16,286)
  Contract surrenders .....................         (1,243,124)          (1,234,102)
  Participant transfers to other
    funding options .......................         (1,295,797)          (1,302,275)
  Other payments to participants ..........           (131,392)             (70,564)
                                                  ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....         (1,982,213)            (340,180)
                                                  ------------         ------------

      Net increase (decrease) in net assets         (5,722,051)          (5,155,152)

NET ASSETS:
    Beginning of year .....................         15,034,966           20,190,118
                                                  ------------         ------------
    End of year ...........................       $  9,312,915         $ 15,034,966
                                                  ============         ============

                        See Notes to Financial Statements
                                      -28-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    SOCIAL AWARENESS STOCK PORTFOLIO             MFS TOTAL RETURN PORTFOLIO
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $    (15,959)        $    (24,343)        $  1,015,463         $    225,480
  Realized gain (loss) ....................            (259,599)             (43,842)             665,269              623,399
  Change in unrealized gain (loss)
    on investments ........................            (685,193)            (399,179)          (3,231,515)          (1,031,451)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........            (960,751)            (467,364)          (1,550,783)            (182,572)

                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             777,261            2,130,444            3,951,869            5,451,082
  Participant transfers from other
    funding options .......................             314,703              430,979            3,559,457            1,354,745
  Administrative charges ..................              (2,968)              (1,812)             (17,647)             (12,299)
  Contract surrenders .....................            (190,103)            (238,803)          (1,944,341)          (1,084,582)
  Participant transfers to other
    funding options .......................            (594,053)            (163,554)          (2,473,890)            (980,128)
  Other payments to participants ..........                  --              (13,060)            (319,145)             (38,436)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             304,840            2,144,194            2,756,303            4,690,382
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets            (655,911)           1,676,830            1,205,520            4,507,810

NET ASSETS:
    Beginning of year .....................           3,269,173            1,592,343           20,176,052           15,668,242
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $  2,613,262         $  3,269,173         $ 21,381,572         $ 20,176,052
                                                   ============         ============         ============         ============

                                                    SMITH BARNEY AGGRESSIVE GROWTH                SMITH BARNEY HIGH INCOME
                                                              PORTFOLIO                                 PORTFOLIO
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $   (449,253)        $   (386,035)        $  2,016,215         $    717,391
  Realized gain (loss) ....................          (1,115,510)            (106,281)            (491,463)            (215,193)
  Change in unrealized gain (loss)
    on investments ........................         (12,290,149)            (781,343)          (1,951,039)            (903,073)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........         (13,854,912)          (1,273,659)            (426,287)            (400,875)
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           9,809,662           17,879,866            2,653,461            3,113,001
  Participant transfers from other
    funding options .......................           3,983,743            3,615,418            1,045,949              630,462
  Administrative charges ..................             (37,715)             (22,697)              (6,248)              (4,607)
  Contract surrenders .....................          (2,469,308)          (1,582,265)            (791,224)            (594,261)
  Participant transfers to other
    funding options .......................          (3,475,027)          (1,521,034)          (1,583,749)            (944,113)
  Other payments to participants ..........             (38,043)             (81,048)             (54,797)            (120,378)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           7,773,312           18,288,240            1,263,392            2,080,104
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets          (6,081,600)          17,014,581              837,105            1,679,229

NET ASSETS:
    Beginning of year .....................          36,154,667           19,140,086            7,767,736            6,088,507
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $ 30,073,067         $ 36,154,667         $  8,604,841         $  7,767,736
                                                   ============         ============         ============         ============

                        See Notes to Financial Statements
                                      -29-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     SMITH BARNEY INTERNATIONAL ALL             SMITH BARNEY LARGE CAP VALUE
                                                           CAP GROWTH PORTFOLIO                          PORTFOLIO
                                                   ---------------------------------         ---------------------------------
                                                        2002                2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $    (41,178)        $   (174,184)        $    499,529         $     (2,280)
  Realized gain (loss) ....................          (1,129,623)            (400,986)            (968,240)             851,993
  Change in unrealized gain (loss)
    on investments ........................          (1,791,509)          (4,552,444)          (6,279,440)          (3,410,402)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (2,962,310)          (5,127,614)          (6,748,151)          (2,560,689)
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             694,941            2,220,707              715,289            6,472,704
  Participant transfers from other
    funding options .......................             468,818              855,369              859,194            1,223,719
  Administrative charges ..................             (11,888)             (11,590)             (21,700)             (19,887)
  Contract surrenders .....................            (727,272)            (799,920)          (2,005,886)          (1,565,094)
  Participant transfers to other
    funding options .......................          (1,113,142)          (1,111,901)          (1,927,643)          (1,207,609)
  Other payments to participants ..........             (35,362)            (150,528)            (153,705)            (284,822)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            (723,905)           1,002,137           (2,534,451)           4,619,011
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets          (3,686,215)          (4,125,477)          (9,282,602)           2,058,322

NET ASSETS:
    Beginning of year .....................          11,259,063           15,384,540           26,389,275           24,330,953
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $  7,572,848         $ 11,259,063         $ 17,106,673         $ 26,389,275
                                                   ============         ============         ============         ============

                                                           SMITH BARNEY LARGE
                                                    CAPITALIZATION GROWTH PORTFOLIO
                                                   ---------------------------------
                                                       2002                 2001
                                                   ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $     (4,620)        $     (1,101)
  Realized gain (loss) ....................             (30,240)                (448)
  Change in unrealized gain (loss)
    on investments ........................            (114,781)               5,214
                                                   ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........            (149,641)               3,665
                                                   ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             315,582              278,912
  Participant transfers from other
    funding options .......................             124,553               66,000
  Administrative charges ..................                (554)                 (19)
  Contract surrenders .....................             (30,707)              (2,011)
  Participant transfers to other
    funding options .......................            (109,224)              (8,696)
  Other payments to participants ..........                  --                   --
                                                   ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             299,650              334,186
                                                   ------------         ------------

      Net increase (decrease) in net assets             150,009              337,851

NET ASSETS:
    Beginning of year .....................             337,851                   --
                                                   ------------         ------------
    End of year ...........................        $    487,860         $    337,851
                                                   ============         ============

                        See Notes to Financial Statements
                                      -30-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                        SMITH BARNEY MID CAP CORE                SMITH BARNEY MONEY MARKET
                                                               PORTFOLIO                                PORTFOLIO
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $    (24,354)        $     (6,704)        $    (35,108)        $    330,271
  Realized gain (loss) ....................             (38,965)              (8,136)                  --                   --
  Change in unrealized gain (loss)
    on investments ........................            (378,938)              32,769                   --                   --
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........            (442,257)              17,929              (35,108)             330,271
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             797,080            1,223,347           14,541,405           18,771,106
  Participant transfers from other
    funding options .......................             588,367              253,778            7,985,907            9,061,501
  Administrative charges ..................              (2,015)                (253)             (13,081)              (5,939)
  Contract surrenders .....................            (118,083)              (6,218)          (3,735,985)          (2,753,676)
  Participant transfers to other
    funding options .......................            (278,787)             (44,320)         (17,344,717)         (12,411,767)
  Other payments to participants ..........                  --                   --              (10,987)            (126,503)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             986,562            1,426,334            1,422,542           12,534,722
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets             544,305            1,444,263            1,387,434           12,864,993

NET ASSETS:
    Beginning of year .....................           1,444,263                   --           22,623,025            9,758,032
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $  1,988,568         $  1,444,263         $ 24,010,459         $ 22,623,025
                                                   ============         ============         ============         ============

                                                     TRAVELERS MANAGED INCOME            COMSTOCK PORTFOLIO - CLASS II
                                                             PORTFOLIO                              SHARES
                                                   ----------------------------        ---------------------------------
                                                       2002               2001             2002                 2001
                                                   ------------         -------        ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $     17,431         $    --        $   (104,863)        $    (72,870)
  Realized gain (loss) ....................              (2,744)             --            (182,141)              (6,424)
  Change in unrealized gain (loss)
    on investments ........................             (14,227)             --          (2,341,352)            (179,079)
                                                   ------------         -------        ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........                 460              --          (2,628,356)            (258,373)
                                                   ------------         -------        ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             294,102              --           3,898,562            7,051,266
  Participant transfers from other
    funding options .......................              18,889              --           2,027,950            2,204,854
  Administrative charges ..................                 (25)             --              (8,694)              (2,714)
  Contract surrenders .....................              (3,582)             --            (606,125)            (224,268)
  Participant transfers to other
    funding options .......................            (118,157)             --          (1,323,113)            (369,823)
  Other payments to participants ..........                  --              --              (5,228)             (10,944)
                                                   ------------         -------        ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....             191,227              --           3,983,352            8,648,371
                                                   ------------         -------        ------------         ------------

      Net increase (decrease) in net assets             191,687              --           1,354,996            8,389,998

NET ASSETS:
    Beginning of year .....................                  --              --           9,706,097            1,316,099
                                                   ------------         -------        ------------         ------------
    End of year ...........................        $    191,687         $    --        $ 11,061,093         $  9,706,097
                                                   ============         =======        ============         ============

                        See Notes to Financial Statements
                                      -31-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       EMERGING GROWTH PORTFOLIO -             GROWTH AND INCOME PORTFOLIO -
                                                            CLASS II SHARES                           CLASS II SHARES
                                                   ---------------------------------         ---------------------------------
                                                       2002                 2001                 2002                 2001
                                                   ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $   (141,503)        $   (139,586)        $    (62,191)        $    (61,124)
  Realized gain (loss) ....................            (650,289)            (415,431)            (213,992)                (515)
  Change in unrealized gain (loss)
    on investments ........................          (3,546,592)          (3,159,877)          (1,338,220)             (73,076)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........          (4,338,384)          (3,714,894)          (1,614,403)            (134,715)
                                                   ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........           2,163,821            8,591,649            3,332,561            6,173,903
  Participant transfers from other
    funding options .......................             883,904            1,821,952            1,775,124            1,193,699
  Administrative charges ..................             (11,978)              (7,589)              (6,329)              (2,006)
  Contract surrenders .....................            (596,302)            (460,094)            (638,535)            (325,686)
  Participant transfers to other
    funding options .......................            (965,154)          (1,373,455)          (1,349,465)            (307,343)
  Other payments to participants ..........             (10,214)              (6,856)             (39,874)             (11,699)
                                                   ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....           1,464,077            8,565,607            3,073,482            6,720,868
                                                   ------------         ------------         ------------         ------------

      Net increase (decrease) in net assets          (2,874,307)           4,850,713            1,459,079            6,586,153

NET ASSETS:
    Beginning of year .....................          11,939,824            7,089,111            7,515,417              929,264
                                                   ------------         ------------         ------------         ------------
    End of year ...........................        $  9,065,517         $ 11,939,824         $  8,974,496         $  7,515,417
                                                   ============         ============         ============         ============

                                                     SMITH BARNEY SMALL CAP GROWTH
                                                         OPPORTUNITIES PORTFOLIO
                                                   ----------------------------------
                                                       2002                 2001
                                                   ------------         ------------
OPERATIONS:
  Net investment income (loss) ............        $    (24,322)        $    (18,372)
  Realized gain (loss) ....................             (96,262)             (16,652)
  Change in unrealized gain (loss)
    on investments ........................            (437,279)             (59,123)
                                                   ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations ...........            (557,863)             (94,147)
                                                   ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........             208,024              309,519
  Participant transfers from other
    funding options .......................             170,477            2,107,277
  Administrative charges ..................              (1,969)              (1,370)
  Contract surrenders .....................            (125,176)             (56,802)
  Participant transfers to other
    funding options .......................            (369,987)            (139,894)
  Other payments to participants ..........             (12,393)                  --
                                                   ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            (131,024)           2,218,730
                                                   ------------         ------------

      Net increase (decrease) in net assets            (688,887)           2,124,583

NET ASSETS:
    Beginning of year .....................           2,124,583                   --
                                                   ------------         ------------
    End of year ...........................        $  1,435,696         $  2,124,583
                                                   ============         ============

                        See Notes to Financial Statements
                                      -32-

                        THE TRAVELERS SEPARATE ACCOUNT PF
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                EQUITY - INCOME PORTFOLIO - SERVICE
                                                                CLASS 2               GROWTH PORTFOLIO - SERVICE CLASS 2
                                                -----------------------------------   ----------------------------------
                                                        2002               2001              2002               2001
                                                   -------------         -------        -------------         -------
OPERATIONS:
  Net investment income (loss) ............        $         (31)        $    --        $        (155)        $    --
  Realized gain (loss) ....................                   (3)             --                  (12)             --
  Change in unrealized gain (loss)
    on investments ........................                 (334)             --               (2,175)             --
                                                   -------------         -------        -------------         -------

    Net increase (decrease) in net assets
      resulting from operations ...........                 (368)             --               (2,342)             --
                                                   -------------         -------        -------------         -------

UNIT TRANSACTIONS:
  Participant purchase payments ...........                2,100              --               24,455              --
  Participant transfers from other
    funding options .......................                   --              --                  473              --
  Administrative charges ..................                   (1)             --                   --              --
  Contract surrenders .....................                   --              --                   --              --
  Participant transfers to other
    funding options .......................                   --              --                   --              --
  Other payments to participants ..........                   --              --                   --              --
                                                   -------------         -------        -------------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ....                2,099              --               24,928              --
                                                   -------------         -------        -------------         -------

      Net increase (decrease) in net assets                1,731              --               22,586              --

NET ASSETS:
    Beginning of year .....................                   --              --                   --              --
                                                   -------------         -------        -------------         -------
    End of year ...........................        $       1,731         $    --        $      22,586         $    --
                                                   =============         =======        =============         =======

                                                MID CAP PORTFOLIO - SERVICE
                                                          CLASS 2                                 COMBINED
                                                -----------------------------        -----------------------------------
                                                     2002               2001              2002                  2001
                                                -------------         -------        -------------         -------------
OPERATIONS:
  Net investment income (loss) ............     $        (490)        $    --        $   5,155,763         $     521,711
  Realized gain (loss) ....................              (468)             --          (14,408,708)            6,153,472
  Change in unrealized gain (loss)
    on investments ........................            (5,152)             --          (74,999,929)          (45,923,896)
                                                -------------         -------        -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations ...........            (6,110)             --          (84,252,874)          (39,248,713)
                                                -------------         -------        -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments ...........            60,269              --           74,242,368           125,878,512
  Participant transfers from other
    funding options .......................             6,806              --           41,603,876            42,043,458
  Administrative charges ..................                (9)             --             (324,806)             (253,584)
  Contract surrenders .....................            (2,307)             --          (30,466,767)          (22,202,458)
  Participant transfers to other
    funding options .......................               (53)             --          (54,878,652)          (43,559,614)
  Other payments to participants ..........                --              --           (1,760,089)           (2,821,235)
                                                -------------         -------        -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ....            64,706              --           28,415,930            99,085,079
                                                -------------         -------        -------------         -------------

      Net increase (decrease) in net assets            58,596              --          (55,836,944)           59,836,366

NET ASSETS:
    Beginning of year .....................                --              --          359,309,453           299,473,087
                                                -------------         -------        -------------         -------------
    End of year ...........................     $      58,596         $    --        $ 303,472,509         $ 359,309,453
                                                =============         =======        =============         =============

                        See Notes to Financial Statements
                                      -33-

                          NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account PF for Variable Annuities ("Separate Account PF")
is a separate account of The Travelers  Insurance  Company ("The  Company"),  an
indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account PF is registered  under the  Investment  Company Act of 1940,  as  amended,  as a unit investment  trust.  Separate  Account  PF is  comprised  of  the  PrimElite  and
PrimElite II products.

      Participant  purchase payments applied to Separate Account PF are invested in one or more  sub-accounts  in accordance with the selection made by the contract  owner.  As of December  31,  2002,  the  investments  comprising
      Separate Account PF were:

      AIM Variable Insurance Funds, Delaware business trust
           AIM V.I. Captial Appreciation Fund - Series II
           AIM V.I. Premier Equity Fund - Series II
      Alliance Variable Product Series Fund, Inc., Maryland business trust
           Premier Growth Portfolio - Class B
           Technology Portfolio - Class B
      Franklin Templeton Variable Insurance Products Trust, Massachusetts
        business trust
           Mutual Shares Securities Fund - Class 2
           Templeton Growth Securities Fund - Class 2
      Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
        The Company
           Appreciation Portfolio
           Fundamental Value Portfolio
      Oppenheimer Variable Account Funds, Massachusetts business trust
           Oppenheimer Capital Appreciation Fund/VA - Service Shares
           Oppenheimer Main Street Growth & Income Fund/VA - Service Shares
      Pioneer Variable Contracts Trust, Massachusetts business trust
           Pioneer Fund VCT Portfolio - Class II Shares
           Pioneer Mid-Cap Value VCT Portfolio - Class II Shares
      Putnam Variable Trust, Massachusetts business trust
           Putnam VT International Growth Fund - Class IB Shares
           Putnam VT Small Cap Value Fund - Class IB Shares
      Smith Barney Allocation Series Inc., Maryland business trust, Affiliate of
        The Company
           Select Balanced Portfolio
           Select Growth Portfolio
           Select High Growth Portfolio
      Smith Barney Investment Series, Massachusetts business trust, Affiliate of
        The Company
           Smith Barney Government Portfolio (Formerly Select Government
             Portfolio)
           Smith Barney Growth and Income Portfolio
           Smith Barney Large Cap Core Portfolio
           Smith Barney Premier Selections All Cap Growth Portfolio
      The Travelers Series Trust, Massachusetts business trust, Affiliate of The
        Company
           Convertible Securities Portfolio
           MFS Mid Cap Growth Portfolio
           MFS Research Portfolio
           Social Awareness Stock Portfolio
      Travelers Series Fund Inc., Maryland business trust, Affiliate of The
        Company
           MFS Total Return Portfolio
           Smith Barney Aggressive Growth Portfolio
           Smith Barney High Income Portfolio
           Smith Barney International All Cap Growth Portfolio
           Smith Barney Large Cap Value Portfolio
           Smith Barney Large Capitalization Growth Portfolio
           Smith Barney Mid Cap Core Portfolio
           Smith Barney Money Market Portfolio
           Travelers Managed Income Portfolio

                                      -34-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      Van Kampen Life Investment Trust, Delaware business trust
           Comstock Portfolio - Class II Shares
           Emerging Growth Portfolio - Class II Shares
           Growth and Income Portfolio - Class II Shares
      Variable Annuity Portfolios, Massachusetts business trust, Affiliate of
        The Company
           Smith Barney Small Cap Growth Opportunities Portfolio
      Variable Insurance Products Fund, Massachusetts business trust
           Equity - Income Portfolio - Service Class 2
           Growth Portfolio - Service Class 2
      Variable Insurance Products Fund III, Massachusetts business trust
           Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

Effective  April 27, 2001,  the assets of Select Small Cap  Portfolio of Concert
Investment Series (currently Smith Barney Investment  Series) were combined into
Smith  Barney  Small Cap Growth  Opportunities  Portfolio  of  Variable  Annuity
Portfolios.  At the effective date,  Separate  Account PF held 195,929 shares of
Select  Small Cap  Portfolio  having a market  value of  $1,782,000,  which were exchanged  for 179,637  shares of Smith  Barney  Small Cap Growth  Opportunities
Portfolio equal in value.

Effective April 27, 2001, the assets of Select Income  Portfolio of Smith Barney
Concert  Allocation Series Inc.  (currently Smith Barney Allocation Series Inc.)
were combined into Select Balanced  Portfolio of Smith Barney  Allocation Series
Inc. At the effective  date,  Separate  Account PF held 216,456 shares of Select
Income Portfolio  having a market value of $2,180,659,  which were exchanged for
179,774 shares of Select Balanced Portfolio equal in value.

Effective April 27, 2001, the assets of Select  Conservative  Portfolio of Smith
Barney Concert Allocation Series Inc.  (currently Smith Barney Allocation Series
Inc.) were combined into Select  Balanced  Portfolio of Smith Barney  Allocation
Series Inc. At the effective  date,  Separate  Account PF held 470,232 shares of
Select  Conservative  Portfolio having a market value of $5,012,309,  which were exchanged for 413,216 shares of Select Balanced Portfolio equal in value.

The  following  is a summary of  significant  accounting  policies  consistently followed by Separate Account PF in the preparation of its financial statements.

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY  TRANSACTIONS.  Security  transactions  are  accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES.  The operations of Separate  Account PF form a part of the total  operations  of The Company and are not taxed  separately.  The Company is taxed as a life  insurance  company under the Internal  Revenue Code of 1986, as amended  (the  "Code").  Under  existing  federal  income tax law,  no taxes are payable on the investment  income of Separate Account PF. Separate Account PF is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL  HIGHLIGHTS.  In 2001,  Separate  Account  PF  adopted  the  financial highlights disclosure  recommended by the American Institute of Certified Public
Accountants  Audit Guide for Investment  Companies  ("AICPA  Guide").  The AICPA
Guide allows for the  prospective  application  of this  disclosure,  which will ultimately  display a five year  period.  It is  comprised  of the  units,  unit values,  investment  income  ratio,  expense  ratios and total  returns for each sub-account.  Since each sub-account  offers multiple contract charges,  certain information  is  provided  in the form of a range.  The  range  information  may reflect  varying time  periods if assets did not exist with all contract  charge options of the sub-account for the entire year.

OTHER.  The  preparation of financial  statements in conformity  with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

                                      -35-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

2.    INVESTMENTS

      The aggregate  costs of purchases  and proceeds from sales of  investments were  $96,898,905  and  $61,149,895,  respectively,  for  the  year  ended
      December 31, 2002. Realized gains and losses from investment  transactions are reported on an average cost basis. The cost of investments in eligible funds was $423,430,010 at December 31, 2002. Gross unrealized appreciation for all  investments at December 31, 2002 was $144,260.  Gross  unrealized depreciation for all investments at December 31, 2002 was $120,062,972.

3.    CONTRACT CHARGES

      Insurance  charges are paid for the mortality and expense risks assumed by
      The  Company.  Each  business  day,  The Company  deducts a mortality  and expense risk charge which is reflected in the  calculation of accumulation and annuity unit values. For PrimElite  contracts,  this charge equals, on an  annual  basis,  1.25%  of the  amounts  held  in each  funding  option
      (identified as Price 1 in note 4). For PrimElite II contracts, this charge equals on an  annual  basis,  1.50% of the  amounts  held in each  funding option (identified as Price 2 in note 4).

      For  contract  owners  who  elect  the  Enhanced  Stepped  - Up  Provision
      (E.S.P.),  which is available only in PrimElite II contracts,  there is an additional  charge,  on an annual basis,  of 0.25% of the amounts held for each funding option (identified as Price 3 in note 4).

      Administrative fees are paid for administrative expenses. This fee is also
      deducted  each  business  day  and   reflected  in  the   calculation   of
      accumulation  and annuity unit values.  This charge  equals,  on an annual basis, 0.15% of the amounts held in each funding option.

      For contracts in the accumulation phase, an annual charge of $30 (prorated for partial  periods) is deducted from  participant  account  balances and paid to The Company to cover contract administrative charges.

      No sales charge is deducted from participant  purchase  payments when they are  received.  However,  The  Company  generally  assesses  a  contingent deferred sales charge of up to 8% if a participant's  purchase  payment is surrendered  within eight years of its payment  date.  Contract  surrender payments  include  $1,180,498 and $870,272,  of contingent  deferred sales charges for the years ended December 31, 2002 and 2001, respectively.

                                      -36-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY

                                                                                         DECEMBER 31, 2002
                                                                           -------------------------------------------
                                                                           ACCUMULATION       UNIT
                                                                               UNITS          VALUE         NET ASSETS
                                                                           ------------      ------        -----------
AIM Variable Insurance Funds
  AIM V.I. Captial Appreciation Fund - Series II
    Price 2 ......................................................              4,254        $0.742        $     3,156
    Price 3 ......................................................                 --         0.740                 --
  AIM V.I. Premier Equity Fund - Series II
    Price 2 ......................................................                 --         0.684                 --
    Price 3 ......................................................             35,524         0.682             24,245

Alliance Variable Product Series Fund, Inc.
  Premier Growth Portfolio - Class B
    Price 2 ......................................................                 --         0.678                 --
    Price 3 ......................................................              1,910         0.677              1,292
  Technology Portfolio - Class B
    Price 2 ......................................................             18,093         0.563             10,178
    Price 3 ......................................................                 --         0.561                 --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2
    Price 2 ......................................................             91,338         0.868             79,295
    Price 3 ......................................................              6,924         0.866              5,996
  Templeton Growth Securities Fund - Class 2
    Price 2 ......................................................             84,385         0.800             67,538
    Price 3 ......................................................                 --         0.798                 --

Greenwich Street Series Fund
  Appreciation Portfolio
    Price 1 ......................................................         57,410,954         0.871         49,985,687
    Price 2 ......................................................            631,993         0.825            521,511
    Price 3 ......................................................            150,730         0.823            124,056
  Fundamental Value Portfolio
    Price 1 ......................................................         19,033,307         0.714         13,596,246
    Price 2 ......................................................          1,187,609         0.787            934,387
    Price 3 ......................................................             96,176         0.785             75,473

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    Price 2 ......................................................             69,299         0.717             49,676
    Price 3 ......................................................                 --         0.715                 --
  Oppenheimer Main Street Growth & Income Fund/VA - Service Shares
    Price 2 ......................................................             13,820         0.795             10,983
    Price 3 ......................................................             11,239         0.793              8,910

Pioneer Variable Contracts Trust
  Pioneer Fund VCT Portfolio - Class II Shares
    Price 2 ......................................................             35,462         0.791             28,050
    Price 3 ......................................................                 --         0.789                 --
  Pioneer Mid-Cap Value VCT Portfolio - Class II Shares
    Price 2 ......................................................             31,067         0.875             27,192
    Price 3 ......................................................             19,890         0.873             17,367

                                      -37-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                         DECEMBER 31, 2002
                                                                           -------------------------------------------
                                                                           ACCUMULATION       UNIT
                                                                               UNITS          VALUE         NET ASSETS
                                                                           ------------      ------        -----------
Putnam Variable Trust
  Putnam VT International Growth Fund - Class IB Shares
    Price 2 ......................................................              3,381        $0.807        $     2,728
    Price 3 ......................................................                 --         0.805                 --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Price 2 ......................................................             91,626         0.808             74,008
    Price 3 ......................................................             30,261         0.806             24,382

Smith Barney Allocation Series Inc.
  Select Balanced Portfolio
    Price 1 ......................................................         22,795,695         0.993         22,634,286
    Price 2 ......................................................            472,345         0.931            439,719
    Price 3 ......................................................              3,316         0.929              3,079
  Select Growth Portfolio
    Price 1 ......................................................         17,913,231         0.795         14,234,074
    Price 2 ......................................................             11,828         0.815              9,636
    Price 3 ......................................................              2,445         0.813              1,986
  Select High Growth Portfolio
    Price 1 ......................................................          9,696,142         0.752          7,290,618
    Price 2 ......................................................                643         0.756                486
    Price 3 ......................................................                 --         0.755                 --

Smith Barney Investment Series
  Smith Barney Government Portfolio
    Price 1 ......................................................          6,340,663         1.228          7,785,557
    Price 2 ......................................................          1,077,507         1.073          1,156,569
    Price 3 ......................................................            185,573         1.071            198,674
  Smith Barney Growth and Income Portfolio
    Price 1 ......................................................          8,489,381         0.626          5,315,849
    Price 2 ......................................................             89,169         0.778             69,416
    Price 3 ......................................................              2,505         0.776              1,945
  Smith Barney Large Cap Core Portfolio
    Price 1 ......................................................         16,957,616         0.549          9,303,097
    Price 2 ......................................................             93,979         0.734             69,015
    Price 3 ......................................................            186,448         0.732            136,566
  Smith Barney Premier Selections All Cap Growth Portfolio
    Price 1 ......................................................          4,977,058         0.640          3,185,974
    Price 2 ......................................................                 --         0.725                 --
    Price 3 ......................................................                 --         0.723                 --

The Travelers Series Trust
  Convertible Securities Portfolio
    Price 2 ......................................................             22,585         0.918             20,738
    Price 3 ......................................................                 --         0.916                 --
  MFS Mid Cap Growth Portfolio
    Price 1 ......................................................         17,818,957         0.668         11,909,155
    Price 2 ......................................................            135,394         0.519             70,247
    Price 3 ......................................................                 --         0.517                 --

                                      -38-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                         DECEMBER 31, 2002
                                                                           -------------------------------------------
                                                                           ACCUMULATION       UNIT
                                                                               UNITS          VALUE         NET ASSETS
                                                                           ------------      ------        -----------
The Travelers Series Trust (continued)
  MFS Research Portfolio
    Price 1 ......................................................         14,381,784        $0.647        $ 9,303,682
    Price 2 ......................................................              5,783         0.751              4,345
    Price 3 ......................................................              6,523         0.749              4,888
  Social Awareness Stock Portfolio
    Price 1 ......................................................          4,034,308         0.606          2,445,143
    Price 2 ......................................................            216,899         0.747            161,983
    Price 3 ......................................................              8,238         0.745              6,136

Travelers Series Fund Inc.
  MFS Total Return Portfolio
    Price 1 ......................................................         19,296,063         1.085         20,927,561
    Price 2 ......................................................            433,847         0.953            413,459
    Price 3 ......................................................             42,663         0.951             40,552
  Smith Barney Aggressive Growth Portfolio
    Price 1 ......................................................         45,161,290         0.642         28,980,548
    Price 2 ......................................................          1,431,257         0.663            949,081
    Price 3 ......................................................            216,871         0.661            143,438
  Smith Barney High Income Portfolio
    Price 1 ......................................................         10,645,027         0.796          8,469,058
    Price 2 ......................................................            120,648         0.956            115,287
    Price 3 ......................................................             21,504         0.953             20,496
  Smith Barney International All Cap Growth Portfolio
    Price 1 ......................................................         13,686,502         0.550          7,521,546
    Price 2 ......................................................             53,763         0.729             39,172
    Price 3 ......................................................             16,692         0.727             12,130
  Smith Barney Large Cap Value Portfolio
    Price 1 ......................................................         23,997,565         0.712         17,094,430
    Price 2 ......................................................             16,250         0.753             12,243
    Price 3 ......................................................                 --         0.751                 --
  Smith Barney Large Capitalization Growth Portfolio
    Price 1 ......................................................            690,901         0.670            462,613
    Price 2 ......................................................             30,375         0.736             22,360
    Price 3 ......................................................              3,932         0.734              2,887
  Smith Barney Mid Cap Core Portfolio
    Price 1 ......................................................          2,595,265         0.748          1,940,849
    Price 2 ......................................................             50,575         0.817             41,320
    Price 3 ......................................................              7,852         0.815              6,399
  Smith Barney Money Market Portfolio
    Price 1 ......................................................         20,774,655         1.121         23,298,554
    Price 2 ......................................................            700,234         0.996            697,518
    Price 3 ......................................................             14,480         0.994             14,387
  Travelers Managed Income Portfolio
    Price 2 ......................................................            184,893         1.009            186,627
    Price 3 ......................................................              5,025         1.007              5,060

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Price 1 ......................................................         11,633,169         0.888         10,328,796
    Price 2 ......................................................            751,345         0.808            607,281
    Price 3 ......................................................            155,076         0.806            125,016

                                      -39-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                         DECEMBER 31, 2002
                                                                           -------------------------------------------
                                                                           ACCUMULATION       UNIT
                                                                               UNITS          VALUE        NET ASSETS
                                                                           ------------      ------      -------------
Van Kampen Life Investment Trust (continued)
  Emerging Growth Portfolio - Class II Shares
    Price 1 ......................................................         24,628,431        $0.346      $   8,513,092
    Price 2 ......................................................            735,236         0.662            486,861
    Price 3 ......................................................             99,270         0.660             65,564
  Growth and Income Portfolio - Class II Shares
    Price 1 ......................................................         10,499,669         0.815          8,553,115
    Price 2 ......................................................            349,540         0.854            298,588
    Price 3 ......................................................            144,121         0.852            122,793

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Price 1 ......................................................          2,035,918         0.699          1,423,214
    Price 2 ......................................................             16,830         0.742             12,482
    Price 3 ......................................................                 --         0.740                 --

Variable Insurance Products Fund
  Equity - Income Portfolio - Service Class 2
    Price 2 ......................................................                 --         0.814                 --
    Price 3 ......................................................              2,133         0.812              1,731
  Growth Portfolio - Service Class 2
    Price 2 ......................................................             33,150         0.681             22,586
    Price 3 ......................................................                 --         0.680                 --

Variable Insurance Products Fund III
  Mid Cap Portfolio - Service Class 2
    Price 2 ......................................................             39,776         0.892             35,461
    Price 3 ......................................................             26,016         0.889             23,135
                                                                                                         -------------

Net Contract Owners' Equity ......................................                                       $ 303,472,509
                                                                                                         ==============

                                      -40-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.    STATEMENT OF INVESTMENTS

                                                                                        FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                               -----------------------------------------------------
INVESTMENTS                                                                      NO. OF        MARKET        COST OF       PROCEEDS
                                                                                 SHARES        VALUE        PURCHASES     FROM SALES
                                                                               -----------   -----------   -----------   -----------
AIM VARIABLE INSURANCE FUNDS (0.0%)
  AIM V.I. Captial Appreciation Fund - Series II (Cost $3,407)                         193   $     3,156   $     4,270   $       835
  AIM V.I. Premier Equity Fund - Series II (Cost $25,087)                            1,500        24,250        25,175            88
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $28,494)                                                             1,693        27,406        29,445           923
                                                                               -----------   -----------   -----------   -----------

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.0%)
  Premier Growth Portfolio - Class B (Cost $1,768)                                      75         1,292         1,800            26
  Technology Portfolio - Class B (Cost $12,704)                                      1,020        10,180        15,523         2,251
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $14,472)                                                             1,095        11,472        17,323         2,277
                                                                               -----------   -----------   -----------   -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.1%)
  Mutual Shares Securities Fund - Class 2 (Cost $96,402)                             7,097        85,305       100,755         3,599
  Templeton Growth Securities Fund - Class 2 (Cost $74,921)                          7,855        67,550        77,064         1,772
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $171,323)                                                           14,952       152,855       177,819         5,371
                                                                               -----------   -----------   -----------   -----------

GREENWICH STREET SERIES FUND (21.5%)
  Appreciation Portfolio (Cost $63,244,698)                                      2,880,490    50,639,006     5,364,881     7,472,208
  Fundamental Value Portfolio (Cost $18,074,576)                                 1,003,321    14,608,353    11,488,108     1,062,625
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $81,319,274)                                                     3,883,811    65,247,359    16,852,989     8,534,833
                                                                               -----------   -----------   -----------   -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares (Cost $51,995)           1,873        49,685        63,511        10,736
  Oppenheimer Main Street Growth & Income Fund/VA -
    Service Shares (Cost $21,660)                                                    1,304        19,897        22,641           925
                                                                               -----------   -----------   -----------   -----------
      Total (Cost $73,655)                                                           3,177        69,582        86,152        11,661
                                                                               -----------   -----------   -----------   -----------

PIONEER VARIABLE CONTRACTS TRUST (0.0%)
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $29,922)                        1,840        28,055        30,151           217
  Pioneer Mid-Cap Value VCT Portfolio - Class II Shares (Cost $48,166)               2,999        44,568        48,818           599
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $78,088)                                                             4,839        72,623        78,969           816
                                                                               -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.0%)
  Putnam VT International Growth Fund - Class IB Shares (Cost $2,899)                  270         2,728         3,756           809
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $115,211)                   8,093        98,409       116,056           722
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $118,110)                                                            8,363       101,137       119,812         1,531
                                                                               -----------   -----------   -----------   -----------

SMITH BARNEY ALLOCATION SERIES INC. (14.7%)
  Select Balanced Portfolio (Cost $27,882,045)                                   2,396,742    23,080,623     4,715,046     5,391,154
  Select Growth Portfolio (Cost $22,075,892)                                     1,874,721    14,247,878     3,383,182     3,181,204
  Select High Growth Portfolio (Cost $11,863,303)                                  882,835     7,292,220       348,794     1,655,718
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $61,821,240)                                                     5,154,298    44,620,721     8,447,022    10,228,076
                                                                               -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (9.0%)
  Smith Barney Government Portfolio (Cost $8,997,964)                              780,053     9,142,224     8,190,247       250,443
  Smith Barney Growth and Income Portfolio (Cost $7,088,739)                       783,144     5,388,033     2,873,562     1,031,586
  Smith Barney Large Cap Core Portfolio (Cost $14,678,778)                       1,348,956     9,510,141     2,241,591     2,365,561
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $4,772,376)       362,923     3,186,461       564,667       894,448
                                                                               -----------   -----------   -----------   -----------
    Total (Cost $35,537,857)                                                     3,275,076    27,226,859    13,870,067     4,542,038
                                                                               -----------   -----------   -----------   -----------

                                      -41-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.    STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                       FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                           ---------------------------------------------------------
                                                                              NO. OF         MARKET         COST OF       PROCEEDS
                                                                              SHARES         VALUE         PURCHASES     FROM SALES
                                                                           ------------   ------------   ------------   ------------
THE TRAVELERS SERIES TRUST (7.9%)
  Convertible Securities Portfolio (Cost $22,159)                                 2,145   $     20,741   $    110,180   $     78,302
  MFS Mid Cap Growth Portfolio (Cost $33,299,492)                             2,386,701     11,981,237        733,242      3,066,358
  MFS Research Portfolio (Cost $16,162,497)                                   1,428,579      9,314,337        284,178      2,367,827
  Social Awareness Stock Portfolio (Cost $3,720,209)                            145,446      2,613,666        977,318        688,412
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $53,204,357)                                                  3,962,871     23,929,981      2,104,918      6,200,899
                                                                           ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (36.7%)
  MFS Total Return Portfolio (Cost $24,438,667)                               1,503,858     21,384,866      7,168,937      2,576,367
  Smith Barney Aggressive Growth Portfolio (Cost $44,013,722)                 3,327,179     30,077,701      9,916,275      2,591,803
  Smith Barney High Income Portfolio (Cost $12,495,865)                       1,374,787      8,606,166      4,969,850      1,689,809
  Smith Barney International All Cap Growth Portfolio (Cost $14,890,403)        861,661      7,574,001        716,409      1,481,632
  Smith Barney Large Cap Value Portfolio (Cost $25,245,404)                   1,294,197     17,109,289      1,382,958      3,418,319
  Smith Barney Large Capitalization Growth Portfolio (Cost $597,502)             50,096        487,935        421,497        126,431
  Smith Barney Mid Cap Core Portfolio (Cost $2,335,044)                         199,286      1,988,873      1,326,471        364,126
  Smith Barney Money Market Portfolio (Cost $24,006,284)                     24,006,284     24,006,284     16,559,745     15,168,131
  Travelers Managed Income Portfolio (Cost $205,948)                             17,335        191,721        333,158        123,087
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $148,228,839)                                                32,634,683    111,426,836     42,795,300     27,539,705
                                                                           ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (9.6%)
  Comstock Portfolio - Class II Shares (Cost $13,502,210)                     1,219,713     11,062,801      5,135,962      1,168,759
  Emerging Growth Portfolio - Class II Shares (Cost $16,907,752)                475,954      9,066,928      2,286,167        963,569
  Growth and Income Portfolio - Class II Shares (Cost $10,401,430)              667,353      8,975,893      4,461,792      1,449,970
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $40,811,392)                                                  2,363,020     29,105,622     11,883,921      3,582,298
                                                                           ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.5%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $1,932,319)                                                     202,242      1,435,917        341,195        496,567
                                                                           ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (0.0%)
  Equity - Income Portfolio - Service Class 2 (Cost $2,065)                          96          1,731          2,100             32
  Growth Portfolio - Service Class 2 (Cost $24,765)                                 973         22,590         24,925            148
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $26,830)                                                          1,069         24,321         27,025            180
                                                                           ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.0%)
  Mid Cap Portfolio - Service Class 2
    Total (Cost $63,760)                                                          3,370         58,607         66,948          2,720
                                                                           ------------   ------------   ------------   ------------

TOTAL INVESTMENTS (100%)
  (COST $423,430,010)                                                                     $303,511,298   $ 96,898,905   $ 61,149,895
                                                                                          ============   ============   ============

                                      -42-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS

                                                  YEAR             UNIT VALUE     NET    INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                                  ENDED   UNITS     LOWEST TO   ASSETS     INCOME     LOWEST TO            LOWEST TO
                                                 DEC 31  (000s)    HIGHEST ($)  ($000s)   RATIO (%)   HIGHEST (%)       HIGHEST (%)*
                                                 ------  ------  -------------  -------  ----------  ------------  -----------------
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Captial Appreciation Fund - Series II  2002        4          0.742        3         --           1.65             (5.84)

  AIM V.I. Premier Equity Fund - Series II        2002       36          0.682       24       0.39           1.90             (3.40)
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Premier Growth Portfolio - Class B              2002        2          0.677        1         --           1.90            (28.06)

  Technology Portfolio - Class B                  2002       18          0.563       10         --           1.65            (30.49)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund - Class 2         2002       98  0.866 - 0.868       85       0.78    1.65 - 1.90   (15.56) - (0.57)

  Templeton Growth Securities Fund - Class 2      2002       84          0.800       68       0.59           1.65            (20.95)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                          2002   58,194  0.823 - 0.871   50,631       1.45    1.40 - 1.90  (18.67) - (16.50)
                                                  2001   60,882          1.071   65,180       1.12           1.40             (5.31)

  Fundamental Value Portfolio                     2002   20,317  0.714 - 0.787   14,606       1.30    1.40 - 1.90  (24.08) - (19.69)
                                                  2001    8,574          0.921    7,892       0.34           1.40             (7.90)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                      2002       69          0.717       50         --           1.65            (24.13)
  Oppenheimer Main Street Growth &
    Income Fund/VA - Service Shares               2002       25  0.793 - 0.795       20         --    1.65 - 1.90   (10.17) - (9.06)
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT Portfolio - Class II Shares    2002       35          0.791       28       0.53           1.65             (6.50)
  Pioneer Mid-Cap Value VCT Portfolio -
    Class II Shares                               2002       51  0.873 - 0.875       45       0.13    1.65 - 1.90  (18.38) - (17.80)
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -
    Class IB Shares                               2002        3          0.807        3         --           1.65             (6.49)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                     2002      122  0.806 - 0.808       98         --    1.65 - 1.90  (27.26) - (25.53)
SMITH BARNEY ALLOCATION SERIES INC.
  Select Balanced Portfolio                       2002   23,271  0.929 - 0.993   23,077       6.65    1.40 - 1.90    (7.80) - (6.53)
                                                  2001   25,402          1.077   27,353       3.94           1.40             (2.71)

  Select Growth Portfolio                         2002   17,928  0.795 - 0.815   14,246      10.88    1.40 - 1.90     (19.13) - 1.37
                                                  2001   20,696          0.983   20,354         --           1.40            (11.12)

  Select High Growth Portfolio                    2002    9,697  0.752 - 0.756    7,291       1.10    1.40 - 1.65  (24.80) - (22.14)
                                                  2001   11,235          1.000   11,235       5.12           1.40            (13.27)

  Smith Barney Government Portfolio               2002    7,604  1.071 - 1.228    9,141       4.55    1.40 - 1.90        4.69 - 6.41
                                                  2001      948          1.154    1,094         --           1.40               4.43

  Smith Barney Growth and Income Portfolio        2002    8,581  0.626 - 0.778    5,387       0.81    1.40 - 1.90   (24.25) - (0.89)
                                                  2001    6,211          0.816    5,066         --           1.40            (11.97)

  Smith Barney Large Cap Core Portfolio           2002   17,238  0.549 - 0.734    9,509       0.57    1.40 - 1.90  (26.99) - (14.78)
                                                  2001   17,767          0.752   13,357         --           1.40            (15.70)

                                      -43-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  YEAR             UNIT VALUE     NET    INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                                  ENDED   UNITS     LOWEST TO   ASSETS     INCOME     LOWEST TO            LOWEST TO
                                                 DEC 31  (000s)    HIGHEST ($)  ($000s)   RATIO (%)   HIGHEST (%)       HIGHEST (%)*
                                                 ------  ------  -------------  -------  ----------  ------------  -----------------
SMITH BARNEY ALLOCATION SERIES INC. (CONTINUED)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                          2002    4,977          0.640    3,186       0.06           1.40            (27.85)
                                                  2001    5,406          0.887    4,793         --           1.40            (15.36)
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                2002       23          0.918       21       3.10           1.65             (7.37)

  MFS Mid Cap Growth Portfolio                    2002   17,954  0.519 - 0.668   11,979         --    1.40 - 1.65  (49.58) - (32.25)
                                                  2001   20,566          1.325   27,243         --           1.40            (24.72)

  MFS Research Portfolio                          2002   14,394  0.647 - 0.751    9,313       0.55    1.40 - 1.90  (26.14) - (23.21)
                                                  2001   17,156          0.876   15,035       0.04           1.40            (23.56)

  Social Awareness Stock Portfolio                2002    4,259  0.606 - 0.747    2,613       0.88    1.40 - 1.90     (25.92) - 3.33
                                                  2001    3,997          0.818    3,269       0.49           1.40            (16.87)
TRAVELERS SERIES FUND INC.
  MFS Total Return Portfolio                      2002   19,773  0.951 - 1.085   21,382       6.11    1.40 - 1.90    (7.49) - (6.20)
                                                  2001   17,379          1.161   20,176       2.69           1.40             (1.36)

  Smith Barney Aggressive Growth Portfolio        2002   46,809  0.642 - 0.663   30,073         --    1.40 - 1.90  (33.54) - (23.53)
                                                  2001   37,422          0.966   36,155         --           1.40             (5.39)

  Smith Barney High Income Portfolio              2002   10,787  0.796 - 0.956    8,605      25.64    1.40 - 1.90    (4.56) - (2.85)
                                                  2001    9,315          0.834    7,768      11.77           1.40             (5.12)
  Smith Barney International All Cap
    Growth Portfolio                              2002   13,757  0.550 - 0.729    7,573       0.96    1.40 - 1.90  (26.67) - (20.29)
                                                  2001   15,012          0.750   11,259         --           1.40            (32.13)

  Smith Barney Large Cap Value Portfolio          2002   24,014  0.712 - 0.753   17,107       3.72    1.40 - 1.65  (26.52) - (23.48)
                                                  2001   27,245          0.969   26,389       1.39           1.40             (9.44)
  Smith Barney Large Capitalization
    Growth Portfolio                              2002      725  0.670 - 0.736      488       0.42    1.40 - 1.90  (25.80) - (18.85)
                                                  2001      374          0.903      338         --           1.40             (9.70)

  Smith Barney Mid Cap Core Portfolio             2002    2,654  0.748 - 0.817    1,989       0.11    1.40 - 1.90  (20.26) - (15.95)
                                                  2001    1,541          0.938    1,444         --           1.40             (4.29)

  Smith Barney Money Market Portfolio             2002   21,489  0.994 - 1.121   24,010       1.26    1.40 - 1.90    (0.30) - (0.10)
                                                  2001   20,145          1.123   22,623       3.28           1.40               2.28

  Travelers Managed Income Portfolio              2002      190  1.007 - 1.009      192      11.98    1.65 - 1.90        2.13 - 2.23
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares            2002   12,540  0.806 - 0.888   11,061       0.44    1.40 - 1.90   (20.57) - (9.34)
                                                  2001    8,685          1.118    9,706         --           1.40             (4.12)

  Emerging Growth Portfolio - Class II Shares     2002   25,463  0.346 - 0.662    9,066       0.05    1.40 - 1.90  (33.59) - (22.08)
                                                  2001   22,937          0.521   11,940         --           1.40            (32.60)

  Growth and Income Portfolio - Class II Shares   2002   10,993  0.815 - 0.854    8,974       0.68    1.40 - 1.90  (19.01) - (15.89)
                                                  2001    7,756          0.969    7,515         --           1.40             (7.36)

                                      -44-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                  YEAR             UNIT VALUE     NET    INVESTMENT  EXPENSE RATIO      TOTAL RETURN
                                                  ENDED   UNITS     LOWEST TO   ASSETS     INCOME     LOWEST TO            LOWEST TO
                                                 DEC 31  (000s)    HIGHEST ($)  ($000s)   RATIO (%)   HIGHEST (%)       HIGHEST (%)*
                                                 ------  ------  -------------  -------  ----------  ------------  -----------------
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                       2002    2,053  0.699 - 0.742    1,436         --    1.40 - 1.65  (26.73) - (26.61)
                                                  2001    2,228          0.954    2,125         --           1.40             (4.60)
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Service Class 2     2002        2          0.812        2         --           1.90            (17.48)

  Growth Portfolio - Service Class 2              2002       33          0.681       23         --           1.65            (10.28)
VARIABLE INSURANCE PRODUCTS FUND III

  Mid Cap Portfolio - Service Class 2             2002       66  0.889 - 0.892       59         --    1.65 - 1.90  (15.41) - (14.64)

* Total  return  lowest and  highest  range  displayed  is  calculated  from the beginning  of the fiscal year to the end of the fiscal year except  where a unit value  inception date occurred  during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -45-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT PF
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    AIM V.I. CAPTIAL APPRECIATION               AIM V.I. PREMIER EQUITY FUND -
                                                          FUND - SERIES II                                SERIES II
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options                5,269                    --                35,524                    --
Accumulation units redeemed and
  transferred to other funding options .               (1,015)                   --                    --                    --
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........                4,254                    --                35,524                    --
                                                  ===========           ===========           ===========           ===========

                                                     PREMIER GROWTH PORTFOLIO -
                                                               CLASS B
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...                   --                    --
Accumulation units purchased and
  transferred from other funding options                1,913                    --
Accumulation units redeemed and
  transferred to other funding options .                   (3)                   --
                                                  -----------           -----------
Accumulation units end of year .........                1,910                    --
                                                  ===========           ===========

                                                                                               MUTUAL SHARES SECURITIES FUND -
                                                   TECHNOLOGY PORTFOLIO - CLASS B                          CLASS 2
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options               21,656                    --               101,828                    --
Accumulation units redeemed and
  transferred to other funding options .               (3,563)                   --                (3,566)                   --
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........               18,093                    --                98,262                    --
                                                  ===========           ===========           ===========           ===========

                                                     TEMPLETON GROWTH SECURITIES
                                                           FUND - CLASS 2
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...                   --                    --
Accumulation units purchased and
  transferred from other funding options               86,264                    --
Accumulation units redeemed and
  transferred to other funding options .               (1,879)                   --
                                                  -----------           -----------
Accumulation units end of year .........               84,385                    --
                                                  ===========           ===========

                                                        APPRECIATION PORTFOLIO                   FUNDAMENTAL VALUE PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...           60,882,282            55,820,185             8,573,648                    --
Accumulation units purchased and
  transferred from other funding options           10,630,909            13,109,340            15,715,958             8,952,885
Accumulation units redeemed and
  transferred to other funding options .          (13,319,514)           (8,047,243)           (3,972,514)             (379,237)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           58,193,677            60,882,282            20,317,092             8,573,648
                                                  ===========           ===========           ===========           ===========

                                                   APPRECIATION FUND/VA - SERVICE
                                                                SHARES
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...                   --                    --
Accumulation units purchased and
  transferred from other funding options               72,982                    --
Accumulation units redeemed and
  transferred to other funding options .               (3,683)                   --
                                                  -----------           -----------
Accumulation units end of year .........               69,299                    --
                                                  ===========           ===========

                                                      GROWTH & INCOME FUND/VA -                  PIONEER FUND VCT PORTFOLIO -
                                                           SERVICE SHARES                             CLASS II SHARES
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options               25,998                    --                35,462                    --
Accumulation units redeemed and
  transferred to other funding options .                 (939)                   --                    --                    --
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........               25,059                    --                35,462                    --
                                                  ===========           ===========           ===========           ===========

                                                      PIONEER MID-CAP VALUE VCT
                                                    PORTFOLIO - CLASS II SHARES
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...                   --                    --
Accumulation units purchased and
  transferred from other funding options               51,243                    --
Accumulation units redeemed and
  transferred to other funding options .                 (286)                   --
                                                  -----------           -----------
Accumulation units end of year .........               50,957                    --
                                                  ===========           ===========

                                      -46-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT PF
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                   PUTNAM VT INTERNATIONAL GROWTH                 PUTNAM VT SMALL CAP VALUE
                                                        FUND - CLASS IB SHARES                      FUND - CLASS IB SHARES
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options                4,327                    --               121,936                    --
Accumulation units redeemed and
  transferred to other funding options .                 (946)                   --                   (49)                   --
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........                3,381                    --               121,887                    --
                                                  ===========           ===========           ===========           ===========

                                                       SELECT BALANCED PORTFOLIO
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           25,401,469            16,329,880
Accumulation units purchased and
  transferred from other funding options            4,740,611            12,741,050
Accumulation units redeemed and
  transferred to other funding options .           (6,870,724)           (3,669,461)
                                                  -----------           -----------
Accumulation units end of year .........           23,271,356            25,401,469
                                                  ===========           ===========

                                                    SELECT CONSERVATIVE PORTFOLIO                   SELECT GROWTH PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --             4,143,559            20,695,886            21,993,066
Accumulation units purchased and
  transferred from other funding options                   --               726,550               937,469             2,404,581
Accumulation units redeemed and
  transferred to other funding options .                   --            (4,870,109)           (3,705,851)           (3,701,761)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........                   --                    --            17,927,504            20,695,886
                                                  ===========           ===========           ===========           ===========

                                                     SELECT HIGH GROWTH PORTFOLIO
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           11,235,147            12,351,705
Accumulation units purchased and
  transferred from other funding options              493,757             1,272,500
Accumulation units redeemed and
  transferred to other funding options .           (2,032,119)           (2,389,058)
                                                  -----------           -----------
Accumulation units end of year .........            9,696,785            11,235,147
                                                  ===========           ===========

                                                       SELECT INCOME PORTFOLIO                    SELECT SMALL CAP PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --             1,772,791                    --             1,826,980
Accumulation units purchased and
  transferred from other funding options                   --               477,208                    --               509,851
Accumulation units redeemed and
  transferred to other funding options .                   --            (2,249,999)                   --            (2,336,831)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........                   --                    --                    --                    --
                                                  ===========           ===========           ===========           ===========

                                                        SMITH BARNEY GOVERNMENT
                                                              PORTFOLIO
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...              948,144               305,703
Accumulation units purchased and
  transferred from other funding options            7,476,090               874,298
Accumulation units redeemed and
  transferred to other funding options .             (820,491)             (231,857)
                                                  -----------           -----------
Accumulation units end of year .........            7,603,743               948,144
                                                  ===========           ===========

                                                      SMITH BARNEY GROWTH AND                    SMITH BARNEY LARGE CAP CORE
                                                          INCOME PORTFOLIO                               PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...            6,211,271             3,031,797            17,766,972            11,573,385
Accumulation units purchased and
  transferred from other funding options            4,375,565             3,723,984             4,053,456             7,786,338
Accumulation units redeemed and
  transferred to other funding options .           (2,005,781)             (544,510)           (4,582,385)           (1,592,751)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            8,581,055             6,211,271            17,238,043            17,766,972
                                                  ===========           ===========           ===========           ===========

                                                  SMITH BARNEY PREMIER SELECTIONS
                                                      ALL CAP GROWTH PORTFOLIO
                                                  --------------------------------
                                                     2002                  2001
                                                  ----------           -----------
Accumulation units beginning of year ...           5,405,644             3,237,291
Accumulation units purchased and
  transferred from other funding options             684,642             2,875,304
Accumulation units redeemed and
  transferred to other funding options .          (1,113,228)             (706,951)
                                                  ----------           -----------
Accumulation units end of year .........           4,977,058             5,405,644
                                                  ==========           ===========

                                      -47-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT PF
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                  CONVERTIBLE SECURITIES PORTFOLIO               MFS MID CAP GROWTH PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --            20,566,363            19,101,495
Accumulation units purchased and
  transferred from other funding options              112,481                    --             1,910,497             4,194,253
Accumulation units redeemed and
  transferred to other funding options .              (89,896)                   --            (4,522,509)           (2,729,385)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........               22,585                    --            17,954,351            20,566,363
                                                  ===========           ===========           ===========           ===========

                                                        MFS RESEARCH PORTFOLIO
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           17,155,896            17,616,134
Accumulation units purchased and
  transferred from other funding options              896,963             2,305,169
Accumulation units redeemed and
  transferred to other funding options .           (3,658,769)           (2,765,407)
                                                  -----------           -----------
Accumulation units end of year .........           14,394,090            17,155,896
                                                  ===========           ===========

                                                  SOCIAL AWARENESS STOCK PORTFOLIO                MFS TOTAL RETURN PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...            3,997,356             1,618,990            17,379,043            13,308,964
Accumulation units purchased and
  transferred from other funding options            1,457,822             2,878,683             6,751,560             5,913,702
Accumulation units redeemed and
  transferred to other funding options .           (1,195,733)             (500,317)           (4,358,030)           (1,843,623)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........            4,259,445             3,997,356            19,772,573            17,379,043
                                                  ===========           ===========           ===========           ===========

                                                   SMITH BARNEY AGGRESSIVE GROWTH
                                                               PORTFOLIO
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           37,422,234            18,739,294
Accumulation units purchased and
  transferred from other funding options           18,126,616            22,136,798
Accumulation units redeemed and
  transferred to other funding options .           (8,739,432)           (3,453,858)
                                                  -----------           -----------
Accumulation units end of year .........           46,809,418            37,422,234
                                                  ===========           ===========

                                                       SMITH BARNEY HIGH INCOME                SMITH BARNEY INTERNATIONAL ALL
                                                              PORTFOLIO                              CAP GROWTH PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...            9,315,238             6,930,394            15,011,452            13,921,387
Accumulation units purchased and
  transferred from other funding options            4,570,550             4,303,662             1,776,233             3,519,419
Accumulation units redeemed and
  transferred to other funding options .           (3,098,609)           (1,918,818)           (3,030,728)           (2,429,354)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           10,787,179             9,315,238            13,756,957            15,011,452
                                                  ===========           ===========           ===========           ===========

                                                    SMITH BARNEY LARGE CAP VALUE
                                                              PORTFOLIO
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           27,245,125            22,747,426
Accumulation units purchased and
  transferred from other funding options            1,864,182             7,591,396
Accumulation units redeemed and
  transferred to other funding options .           (5,095,492)           (3,093,697)
                                                  -----------           -----------
Accumulation units end of year .........           24,013,815            27,245,125
                                                  ===========           ===========

                                                         SMITH BARNEY LARGE                      SMITH BARNEY MID CAP CORE
                                                   CAPITALIZATION GROWTH PORTFOLIO                        PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...              374,309                    --             1,540,502                    --
Accumulation units purchased and
  transferred from other funding options              553,210               387,363             1,613,572             1,603,291
Accumulation units redeemed and
  transferred to other funding options .             (202,311)              (13,054)             (500,382)              (62,789)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              725,208               374,309             2,653,692             1,540,502
                                                  ===========           ===========           ===========           ===========

                                                       SMITH BARNEY MONEY MARKET
                                                               PORTFOLIO
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           20,145,080             8,885,259
Accumulation units purchased and
  transferred from other funding options           20,174,603            24,959,561
Accumulation units redeemed and
  transferred to other funding options .          (18,830,314)          (13,699,740)
                                                  -----------           -----------
Accumulation units end of year .........           21,489,369            20,145,080
                                                  ===========           ===========

                                      -48-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT PF
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                      TRAVELERS MANAGED INCOME                  COMSTOCK PORTFOLIO - CLASS II
                                                              PORTFOLIO                                    SHARES
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --             8,684,522             1,128,683
Accumulation units purchased and
  transferred from other funding options              318,141                    --             5,982,652             8,108,734
Accumulation units redeemed and
  transferred to other funding options .             (128,223)                   --            (2,127,584)             (552,895)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........              189,918                    --            12,539,590             8,684,522
                                                  ===========           ===========           ===========           ===========

                                                     EMERGING GROWTH PORTFOLIO -
                                                            CLASS II SHARES
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...           22,937,404             9,176,940
Accumulation units purchased and
  transferred from other funding options            6,386,158            17,050,863
Accumulation units redeemed and
  transferred to other funding options .           (3,860,625)           (3,290,399)
                                                  -----------           -----------
Accumulation units end of year .........           25,462,937            22,937,404
                                                  ===========           ===========

                                                    GROWTH AND INCOME PORTFOLIO -               SMITH BARNEY SMALL CAP GROWTH
                                                           CLASS II SHARES                          OPPORTUNITIES PORTFOLIO
                                                  ---------------------------------           ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...            7,756,388               888,512             2,228,011                    --
Accumulation units purchased and
  transferred from other funding options            5,628,480             7,547,052               449,919             2,450,062
Accumulation units redeemed and
  transferred to other funding options .           (2,391,538)             (679,176)             (625,182)             (222,051)
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........           10,993,330             7,756,388             2,052,748             2,228,011
                                                  ===========           ===========           ===========           ===========

                                                     EQUITY - INCOME PORTFOLIO -
                                                            SERVICE CLASS 2
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...                   --                    --
Accumulation units purchased and
  transferred from other funding options                2,135                    --
Accumulation units redeemed and
  transferred to other funding options .                   (2)                   --
                                                  -----------           -----------
Accumulation units end of year .........                2,133                    --
                                                  ===========           ===========

                                                                                                 MID CAP PORTFOLIO - SERVICE
                                                  GROWTH PORTFOLIO - SERVICE CLASS 2                        CLASS 2
                                                  ----------------------------------          ---------------------------------
                                                      2002                  2001                 2002                  2001
                                                  -----------           -----------           -----------           -----------
Accumulation units beginning of year ...                   --                    --                    --                    --
Accumulation units purchased and
  transferred from other funding options               33,150                    --                68,536                    --
Accumulation units redeemed and
  transferred to other funding options .                   --                    --                (2,744)                   --
                                                  -----------           -----------           -----------           -----------
Accumulation units end of year .........               33,150                    --                65,792                    --
                                                  ===========           ===========           ===========           ===========

                                                               COMBINED
                                                  ---------------------------------
                                                      2002                  2001
                                                  -----------           -----------
Accumulation units beginning of year ...          368,879,386           266,449,820
Accumulation units purchased and
  transferred from other funding options          128,350,319           170,403,897
Accumulation units redeemed and
  transferred to other funding options .          (100,896,639)         (67,974,331)
                                                  -----------           -----------
Accumulation units end of year .........          396,333,066           368,879,386
                                                  ===========           ===========

                                      -49-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Insurance Company and
    Owners of Variable Annuity Contracts of The Travelers Separate
    Account PF for Variable Annuities:

We have audited the  accompanying  statements of assets and  liabilities  of The
Travelers  Separate  Account PF for Variable  Annuities as of December 31, 2002,
and the related  statements of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the two years then ended. These financial  statements and financial  highlights are the  responsibility of the Account's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with the underlying funds.  An audit also includes  assessing  the  accounting  principles  used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of The
Travelers  Separate  Account PF for Variable  Annuities as of December 31, 2002,
the results of its  operations  for the year then ended,  the changes in its net assets for each of the two years in the period  then  ended,  and the  financial highlights  for each of the two years in the period  then ended,  in  conformity with accounting principles generally accepted in the United States of America.

                                                   /s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -50-

                       This page intentionally left blank

                       This page intentionally left blank

                              INDEPENDENT AUDITORS

                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an  offer  of  units  of The  Travelers  Separate  Account  PF for  Variable
Annuities or shares of Separate Account PF's underlying  funds. It should not be used in connection with any offer except in conjunction  with the Prospectus for
The Travelers Separate Account PF for Variable  Annuities  product(s) offered by
The Travelers  Insurance  Company and the Prospectuses of the underlying  funds, which collectively contain all pertinent  information,  including the applicable sales commissions.

VG-SEPPF  (Annual)  (12-02) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31,
2002. These consolidated financial statements are the responsibility of the
Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers
Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. As discussed in
Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                                       2002       2001       2000
                                                                                      ----       ----       ----
REVENUES
Premiums                                                                             $1,924     $2,102     $1,966
Net investment income                                                                 2,936      2,831      2,730
Realized investment gains (losses)                                                     (322)       125        (77)
Fee income                                                                              560        537        528
Other revenues                                                                          136        107        107
--------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                   5,234      5,702      5,254
--------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                 1,711      1,862      1,752
Interest credited to contractholders                                                  1,220      1,179      1,038
Amortization of deferred acquisition costs                                              393        379        347
General and administrative expenses                                                     407        371        463
--------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                      3,731      3,791      3,600
--------------------------------------------------------------------------------------------------------------------

Income from operations before federal income taxes and cumulative effects of
   changes in accounting principles                                                   1,503      1,911      1,654
--------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                            236        471        462
     Deferred                                                                           185        159         89
--------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                         421        630        551
--------------------------------------------------------------------------------------------------------------------
Income before cumulative effects of changes in accounting principles                  1,082      1,281      1,103

Cumulative effect of change in accounting for derivative instruments and
   hedging activities, net of tax                                                        --         (6)        --
Cumulative effect of change in accounting for securitized financial assets,
   net of tax                                                                            --         (3)        --
--------------------------------------------------------------------------------------------------------------------
Net Income                                                                           $1,082     $1,272     $1,103
====================================================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-2

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                               2002       2001
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,687 and $2,330 subject to securities
  lending agreements) (cost $35,428; $31,730)                $36,434    $32,072
Equity securities, at fair value (cost $328; $471)               332        472
Mortgage loans                                                 1,985      1,995
Real estate                                                       36         55
Policy loans                                                   1,168      1,208
Short-term securities                                          4,414      3,053
Trading securities, at fair value                              1,531      1,880
Other invested assets                                          4,909      2,485
--------------------------------------------------------------------------------
     Total Investments                                        50,809     43,220
--------------------------------------------------------------------------------

Cash                                                             186        146
Investment income accrued                                        525        487
Premium balances receivable                                      151        137
Reinsurance recoverables                                       4,301      4,163
Deferred acquisition costs                                     3,936      3,461
Separate and variable accounts                                21,620     24,837
Other assets                                                   1,467      1,415
--------------------------------------------------------------------------------
     Total Assets                                            $82,995    $77,866
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $26,634    $22,810
Future policy benefits and claims                             15,009     14,221
Separate and variable accounts                                21,620     24,837
Deferred federal income taxes                                  1,448        409
Trading securities sold not yet purchased, at fair value         598        891
Other liabilities                                              6,051      5,518
--------------------------------------------------------------------------------
     Total Liabilities                                        71,360     68,686
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,
  issued and outstanding                                         100        100
Additional paid-in capital                                     5,443      3,864
Retained earnings                                              5,638      5,142
Accumulated other changes in equity from nonowner sources        454         74
--------------------------------------------------------------------------------
     Total Shareholder's Equity                               11,635      9,180
--------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity              $82,995    $77,866
================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-3

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                      FOR THE YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------
COMMON STOCK                                           2002       2001       2000
-------------------------------------------------------------------------------------
Balance, beginning of year                              $100       $100       $100
Changes in common stock                                   --         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                    $100       $100       $100
=====================================================================================

-------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-------------------------------------------------------------------------------------
Balance, beginning of year                            $3,864     $3,843     $3,819
Stock option tax benefit (expense)                      (17)         21         24
Capital contributed by parent                          1,596         --         --
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,443     $3,864     $3,843
=====================================================================================

-------------------------------------------------------------------------------------
RETAINED EARNINGS
-------------------------------------------------------------------------------------

Balance, beginning of year                            $5,142     $4,342     $4,099
Net income                                             1,082      1,272      1,103
Dividends to parent                                     (586)      (472)      (860)
-------------------------------------------------------------------------------------
Balance, end of year                                  $5,638     $5,142     $4,342
=====================================================================================

-------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Balance, beginning of year                               $74       $104      $(398)
Cumulative effect of accounting for
  derivative instruments and hedging activities,
  net of tax                                              --       (29)         --
Unrealized gains, net of tax                             455         68         501
Foreign currency translation, net of tax                   3         (3)         1
Derivative instrument hedging activity losses,
  net of tax                                             (78)       (66)        --
-------------------------------------------------------------------------------------
Balance, end of year                                    $454      $  74       $104
=====================================================================================

-------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-------------------------------------------------------------------------------------

Net income                                            $1,082     $1,272     $1,103
Other changes in equity from nonowner sources            380        (30)       502
-------------------------------------------------------------------------------------
Total changes in equity from nonowner sources         $1,462     $1,242     $1,605
=====================================================================================

-------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-------------------------------------------------------------------------------------
Changes in total shareholders' equity                 $2,455     $  791     $  769
Balance, beginning of year                             9,180      8,389      7,620
-------------------------------------------------------------------------------------
Balance, end of year                                 $11,635     $9,180     $8,389
=====================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-4

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                                 2002        2001        2000
---------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                      $  1,917    $  2,109    $  1,986
     Net investment income received                             2,741       2,430       2,489
     Other revenues received                                      384         867         865
     Benefits and claims paid                                  (1,218)     (1,176)     (1,193)
     Interest credited to contractholders                      (1,220)     (1,159)     (1,046)
     Operating expenses paid                                   (1,022)     (1,000)       (970)
     Income taxes paid                                           (197)       (472)       (490)
     Trading account investments (purchases), sales, net           76         (92)       (143)
     Other                                                       (393)       (227)       (258)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities              1,068       1,280       1,240
---------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                       4,459       3,706       4,257
         Mortgage loans                                           374         455         380
     Proceeds from sales of investments
         Fixed maturities                                      15,472      14,110      10,840
         Equity securities                                        945         112         397
         Real estate held for sale                                 26           6         244
     Purchases of investments
         Fixed maturities                                     (23,623)    (22,556)    (17,836)
         Equity securities                                       (867)        (50)         (7)
         Mortgage loans                                          (355)       (287)       (264)
     Policy loans, net                                             39          41           9
     Short-term securities purchases, net                      (1,320)       (914)       (810)
     Other investments (purchases), sales, net                    (69)        103        (461)
     Securities transactions in course of settlement, net         529       1,086         944
---------------------------------------------------------------------------------------------
     Net Cash Used in Investing Activities                     (4,390)     (4,188)     (2,307)
---------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                               8,505       8,308       6,022
     Contractholder fund withdrawals                           (4,729)     (4,932)     (4,030)
     Capital contribution by parent                               172          --          --
     Dividends to parent company                                 (586)       (472)       (860)
---------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities              3,362       2,904       1,132
---------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                    40          (4)         65
Cash at December 31, previous year                                146         150          85
---------------------------------------------------------------------------------------------
Cash at December 31, current year                            $    186    $    146    $    150
=============================================================================================

                 See Notes to Consolidated Financial Statements.

                                       F-5

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the
Company), is a wholly owned subsidiary of Citigroup Insurance Holding
Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc.
(Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica
Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life
Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National
Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated.

At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers
Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to
Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to
Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 15.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

ACCOUNTING CHANGES

BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS Effective January 1,
2002, the Company adopted the Financial Accounting Standards Board (FASB)
Statements of Financial Accounting Standards No. 141, "Business Combinations"
(FAS 141) and No. 142, "Goodwill and Other Intangible Assets" (FAS 142). These
standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 6.

                                       F-6

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company stopped amortizing goodwill on January 1, 2002. During 2001, the
Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the twelve months ended December 31,
2001 is as follows:

                                                      Twelve Months
                                                          Ended
     ($ IN MILLIONS)                                December 31, 2001
                                                    -----------------
     Net income:
         Reported net income                             $1,272
         Negative goodwill reversal                          (8)
         Goodwill amortization                                7
                                                         ------
         Adjusted net income                             $1,271
                                                         ======

IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS

Effective January 1, 2002, the Company adopted the FASB Statement of Financial
Accounting Standards No. 144, "Accounting for the Impairment or Disposal of
Long-Lived Assets" (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued
operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur. The provisions of the new standard are to be applied prospectively.

There has been no impact as of December 31, 2002 on the Company's results of operations, financial condition or liquidity due to this standard. The Company does not expect the impact of this standard to be significant in future reporting periods.

ACCOUNTING STANDARDS NOT YET ADOPTED

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted the FASB Statement of Financial
Accounting Standards No. 146, "Accounting for Costs Associated with Exit or
Disposal Activities" (FAS 146). FAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, FAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. It is not expected that FAS 146 will materially affect the Company's consolidated financial statements.

                                       F-7

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of
Statement of Financial Accounting Standards No. 123 (FAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under FAS No.
148, "Accounting for Stock-Based Compensation - Transition and Disclosure,"
issued in December 2002. FAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date.
Similar to APB 25, the alternative method of accounting, an offsetting increase to stockholders' equity under FAS 123 is recorded equal to the amount of compensation expense charged.

Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   ($ IN MILLIONS)
   -----------------------------------------------------------------------------
   Net income, as reported                         $1,082     $1,272     $1,103
   FAS 123 pro forma adjustments, after tax            (9)       (15)       (19)
   -----------------------------------------------------------------------------
   Net income, pro forma                           $1,073     $1,257     $1,084
   -----------------------------------------------------------------------------

The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

   -----------------------------------------------------------------------------
   YEAR ENDED DECEMBER 31,                           2002       2001       2000
   -----------------------------------------------------------------------------
   Expected volatility of Citigroup Stock           36.98%     38.31%      41.5%
   Risk-free interest rate                           3.65%      4.42%      6.23%
   -----------------------------------------------------------------------------
   Expected annual dividend per Citigroup share     $0.92      $0.92      $0.78
   -----------------------------------------------------------------------------
   Expected annual forfeiture rate                      7%         5%         5%
   -----------------------------------------------------------------------------

The adoption of this change in accounting principle will not have a significant impact on the Company's results of operations, financial condition or liquidity.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In January 2003, the FASB released FASB Interpretation No. 46 "Consolidation of
Variable Interest Entities" (FIN 46). This Interpretation changes the method of determining whether certain entities should be included in the Company's
Consolidated Financial Statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under FAS No. 94, "Consolidation of All
Majority-Owned Subsidiaries." A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                                       F-8

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The provisions of FIN 46 are to be applied immediately to VIEs created after
January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs in which an enterprise holds a variable interest that it acquired before February 1, 2003, FIN 46 applies in the first fiscal period beginning after June 15, 2003. For any VIEs that must be consolidated under FIN
46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. FIN 46 also mandates new disclosures about VIEs, some of which are required to be presented in financial statements issued after January 31, 2003.

The Company has investments in entities that may be considered to be variable interests. The carrying value of these investments is approximately $1.3 billion and primarily consists of interests in security and real estate investment funds, and below investment grade asset-backed and mortgage-backed securities, and a collateralized bond obligation. The Company is evaluating the impact of applying FIN 46 to existing VIEs in which it has variable interests and has not yet completed this analysis. However, at this time, it is anticipated that the effect on the Company's Consolidated Balance Sheets could be an increase of less than $1 billion to assets and liabilities. As the Company continues to evaluate the impact of applying FIN 46, additional entities may be identified that would need to be consolidated.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 4), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to record fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these values.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

                                       F-9

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2002 and 2001.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 14.

Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies. (See Note 12 for a more detailed description of the
Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported on other invested assets.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

                                       F-10

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains and losses. The Company primarily hedges foreign denominated funding agreements and floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

Derivatives that are used to hedge instruments that are carried at fair value, do not qualify or are not designated as hedges, are also carried at fair value with changes in value reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield.
For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains and losses.

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES:

The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses.
Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value

                                       F-11

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistently with the associated risk management strategy. Derivatives used for hedging purposes were generally accounted for using hedge accounting. Changes in value of the derivatives which were expected to substantially offset the changes in value of the hedged items qualified for hedge accounting. Hedges were monitored to ensure that there was a high correlation between the derivative instrument and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the consolidated statement of income as realized gains and losses.

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging available for sale securities were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investment gains and losses. Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investment gains and losses and any forward premium or discount was recognized in net investment income over the life of the contract. Gains and losses from forward contracts hedging foreign operations were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these investments. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: Statement of Financial Accounting Standards No. 60, "Accounting
and Reporting by Insurance Enterprises" (FAS 60), Statement of Financial
Accounting Standards No. 91, "Accounting for Nonrefundable Fees and Costs
Associated with Originating or Acquiring Loans and Initial Direct Costs of
Leases" (FAS 91) and Statement of Financial Accounting Standards No. 97,
"Accounting and Reporting by Insurance Enterprises for Certain Long Duration
Contracts and for Realized Gains and Losses from the Sale of Investments"
(FAS 97).

                                       F-12

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

DAC for deferred annuities, both fixed and variable, and payout annuities are amortized employing a level effective yield methodology per FAS 91 as permitted by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated periodically, at least annually, and the actual rate is reset in the following quarter and applied prospectively. A new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.
DAC for these products is currently being amortized over 10-15 years.

DAC for universal life and COLI are amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per
FAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over
16-25 years.

DAC relating to traditional life, including term insurance, and health insurance are amortized in relation to anticipated premiums per FAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

DAC is reviewed to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 6.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that was recorded in 1993 at the time of acquisition of the Company by Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate.
The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to
18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits;
and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 6.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

                                       F-13

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB Statements of Financial Accounting Standards No. 141, "Business
Combinations" (FAS 141) and No. 142, "Goodwill and Other Intangible Assets"
(FAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is regularly reviewed for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis. See Note 6.

Upon adoption of FAS 141 and FAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 1, Summary of Significant Accounting
Policies, Accounting Changes.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life,
COLI, pension investment, guaranteed investment contracts (GIC), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 4.1% to 6.6%, with a weighted average interest rate of 4.5%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts.
Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.45% to 10.0% with a weighted average interest rate of 4.9%.

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.1% for these products. Traditional life products include whole life and term insurance.
Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 3.6%. Assumptions established at policy issue as to mortality and persistency are based on the
Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

                                       F-14

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (CONTINUED)

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2002 and 2001, the
Company had a liability of $22.6 million and $22.3 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.2 million and $4.3 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and
Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered income when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in income in a constant relationship to insurance benefits in force.

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

                                       F-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICS and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

STOCK-BASED COMPENSATION

Prior to January 1, 2003, the Company applied Accounting Principles Board
Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB
25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date.
Alternatively, FAS No. 123, "Accounting for Stock-Based Compensation" (FAS 123),
allows companies to recognize compensation expense over the related service period based on the grant date fair value of the stock award.

2.  BUSINESS DISPOSITION

Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. The proceeds were
$410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain is amortized in relation to anticipated premiums.
After-tax amortization amounted to $20 million, $21 million and $5 million in
2002, 2001 and 2000, respectively. Earned premiums were $24 million, $25 million and $138 million in 2002, 2001 and 2000, respectively.

3.  OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans and structured finance transactions. The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts,

                                       F-16

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

with the result that the deposits collected are reported as liabilities and are not included in revenues.

The PRIMERICA LIFE INSURANCE business segment consolidates the business of
Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL.
The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately
107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long- lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                                       F-17

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2002                                  TRAVELERS LIFE &   PRIMERICA LIFE
 ($ IN MILLIONS)                                             ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   730          $ 1,194          $ 1,924
     Deposits                                                 11,906               --           11,906
                                                             -------          -------          -------
Total business volume                                        $12,636          $ 1,194          $13,830
Net investment income                                          2,646              290            2,936
Interest credited to contractholders                           1,220               --            1,220
Amortization of deferred acquisition costs                       174              219              393
Total expenditures for deferred acquisition costs                556              323              879
Federal income taxes (FIT) on operating income                   325              209              534
Operating income (excludes realized gains or
      losses and the related FIT)                            $   884          $   407          $ 1,291
Segment Assets                                               $74,562          $ 8,433          $82,995
-------------------------------------------------------------------------------------------------------

BUSINESS SEGMENT INFORMATION:
-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2001                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   957          $ 1,145          $ 2,102
     Deposits                                                 13,067               --           13,067
                                                             -------          -------          -------
Total business volume                                        $14,024          $ 1,145          $15,169
Net investment income                                          2,530              301            2,831
Interest credited to contractholders                           1,179               --            1,179
Amortization of deferred acquisition costs                       171              208              379
Total expenditures for deferred acquisition costs                553              298              851
Federal income taxes (FIT) on operating income                   377              209              586
Operating income (excludes realized gains or
      losses and the related FIT)                            $   801          $   399          $ 1,200
Segment Assets                                               $69,836          $ 8,030          $77,866
-------------------------------------------------------------------------------------------------------

                                       F-18

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

-------------------------------------------------------------------------------------------------------
AT AND FOR THE YEAR
ENDED DECEMBER 31, 2000                                  TRAVELERS LIFE &   PRIMERICA LIFE
($ IN MILLIONS)                                              ANNUITY          INSURANCE         TOTAL
-------------------------------------------------------------------------------------------------------

Business Volume:
     Premiums                                                $   860          $ 1,106          $ 1,966
     Deposits                                                 11,536               --           11,536
                                                             -------          -------          -------
Total business volume                                        $12,396          $ 1,106          $13,502
Net investment income                                          2,450              280            2,730
Interest credited to contractholders                           1,038               --            1,038
Amortization of deferred acquisition costs                       166              181              347
Total expenditures for deferred acquisition costs                520              272              792
Federal income taxes (FIT) on operating income                   381              197              578
Operating income (excludes realized gains or
     losses and the related FIT)                             $   777          $   376          $ 1,153
Segment Assets                                               $62,771          $ 7,522          $70,293
-------------------------------------------------------------------------------------------------------

                                       F-19

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

----------------------------------------------------------------------------------------------
BUSINESS SEGMENT RECONCILIATION:
($ IN MILLIONS)                                          AT AND FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------

BUSINESS VOLUME AND REVENUES                                   2002         2001         2000
----------------------------------------------------------------------------------------------
Total business volume                                       $ 13,830     $ 15,169     $ 13,502
Other revenues, including fee income                             696          644          635
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
                                                            --------     --------     --------
Revenue from external sources                                  2,620        2,746        2,601
Net investment income                                          2,936        2,831        2,730
Realized investment gains (losses)                              (322)         125          (77)
==============================================================================================
      Total revenues                                        $  5,234     $  5,702     $  5,254
==============================================================================================

OPERATING INCOME
----------------------------------------------------------------------------------------------
Total operating income of business segments                 $  1,291     $  1,200     $  1,153
Realized investment gains (losses), net of tax                  (209)          81          (50)
Cumulative effect of change in accounting for
  derivative instruments and hedging activities,
  net of tax                                                      --           (6)          --
Cumulative effect of change in accounting for
  securitized financial assets, net of tax                        --           (3)          --
----------------------------------------------------------------------------------------------
      Income from continuing operations                     $  1,082     $  1,272     $  1,103
==============================================================================================

ASSETS
----------------------------------------------------------------------------------------------
Total assets of business segments                           $ 82,995     $ 77,866     $ 70,293
==============================================================================================

BUSINESS VOLUME AND REVENUES
----------------------------------------------------------------------------------------------
Individual Annuities                                        $  6,307     $  7,166     $  7,101
Group Annuities                                                7,285        8,383        6,563
Individual Life and Health Insurance and COLI                  3,116        2,970        2,550
Other (a)                                                        432          250          576
Elimination of deposits                                      (11,906)     (13,067)     (11,536)
----------------------------------------------------------------------------------------------
      Total revenue                                         $  5,234     $  5,702     $  5,254
==============================================================================================

(a) Other represents revenue attributable to unallocated capital and run-off businesses.

The Company's revenue was derived almost entirely from U.S. domestic business.
Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                                       F-20

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

4.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2002                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,975      $   434      $     2      $ 7,407
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and            2,402           39           19        2,422
     authorities
     Obligations of states, municipalities and
     political subdivisions                                   297           22            0          319
     Debt securities issued by foreign governments
                                                              365           30            2          393
     All other corporate bonds                             20,894          982          608       21,268
     Other debt securities                                  4,348          229           66        4,511
     Redeemable preferred stock                               147            1           34          114
--------------------------------------------------------------------------------------------------------
Total Available For Sale                                  $35,428      $ 1,737      $   731      $36,434
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                        GROSS        GROSS
DECEMBER 31, 2001                                        AMORTIZED    UNREALIZED   UNREALIZED     FAIR
($ IN MILLIONS)                                            COST         GAINS        LOSSES       VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                              $ 6,654      $   116      $    57      $ 6,713
     U.S. Treasury securities and obligations of
     U.S. Government and government agencies and
     authorities                                            1,677            8           63        1,622
     Obligations of states, municipalities and
     political subdivisions                                   108            4            1
                                                                                                     111
     Debt securities issued by foreign governments
                                                              810           46            5          851
     All other corporate bonds                             17,904          482          260       18,126
     Other debt securities                                  4,406          154           86        4,474
     Redeemable preferred stock                               171           12            8          175
--------------------------------------------------------------------------------------------------------
         Total Available For Sale                         $31,730      $   822      $   480      $32,072
--------------------------------------------------------------------------------------------------------

                                       F-21

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Proceeds from sales of fixed maturities classified as available for sale were
$15.5 billion, $14.1 billion and $10.8 billion in 2002, 2001 and 2000, respectively. Gross gains of $741 million, $633 million and $213 million and gross losses of $309 million, $273 million and $407 million in 2002, 2001 and
2000, respectively, were realized on those sales. Additional losses of $639 million, $153 million and $25 million in 2002, 2001 and 2000, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued
throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $5.1 billion and $4.6 billion at
December 31, 2002 and 2001, respectively.

The amortized cost and fair value of fixed maturities at December 31, 2002, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   ---------------------------------------------------------------------------
                                                      AMORTIZED
   ($ IN MILLIONS)                                       COST       FAIR VALUE
   ---------------------------------------------------------------------------
   MATURITY:
        Due in one year or less                         $2,572        $2,605
        Due after 1 year through 5 years                10,162        10,430
        Due after 5 years through 10 years               8,591         8,768
        Due after 10 years                               7,128         7,224
   ---------------------------------------------------------------------------
                                                        28,453        29,027
   ---------------------------------------------------------------------------
        Mortgage-backed securities                       6,975         7,407
   ---------------------------------------------------------------------------
            Total Maturity                             $35,428       $36,434
   ---------------------------------------------------------------------------

The Company makes investments in collateralized mortgage obligations (CMOs).
CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The
Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs classified as available for sale with a fair value of $4.7 billion and $4.5 billion, respectively.
Approximately 35% and 38%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2002 and 2001.
In addition, the Company held $2.6 billion and $2.1 billion of GNMA, FNMA or
FHLMC mortgage-backed pass-through securities at December 31, 2002 and 2001, respectively. All of these securities are rated AAA.

                                       F-22

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in short-term securities. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2002 and 2001, the Company held cash collateral of $2.8 billion and $2.4 billion, respectively.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:

 ---------------------------------------------------------------------------------------------
 EQUITY SECURITIES:                                GROSS UNREALIZED  GROSS UNREALIZED   FAIR
 ($ IN MILLIONS)                            COST         GAINS            LOSSES       VALUE
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2002
      Common stocks                          $48           $9               $7           $50
      Non-redeemable preferred stocks        280            8                6           282
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $328          $17              $13          $332
 ---------------------------------------------------------------------------------------------

 DECEMBER 31, 2001
      Common stocks                          $96          $11               $6          $101
      Non-redeemable preferred stocks        375            8               12           371
 ---------------------------------------------------------------------------------------------
          Total Equity Securities           $471          $19              $18          $472
 ---------------------------------------------------------------------------------------------

Proceeds from sales of equity securities were $945 million, $112 million and
$397 million in 2002, 2001 and 2000, respectively. Gross gains of $8 million,
$10 million and $107 million and gross losses of $4 million, $13 million and $9 million in 2002, 2001 and 2000, respectively, were realized on those sales.
Additional losses of $19 million, $96 million and $7 million in 2002, 2001 and
2000, respectively, were realized due to other-than-temporary losses in value.

MORTGAGE LOANS AND REAL ESTATE

At December 31, 2002 and 2001, the Company's mortgage loan and real estate portfolios consisted of the following:

 ----------------------------------------------------------------------------
 ($ IN MILLIONS)                                        2002          2001
 ----------------------------------------------------------------------------

 Current Mortgage Loans                                $1,941        $1,976
 Underperforming Mortgage Loans                            44            19
 ----------------------------------------------------------------------------
      Total Mortgage Loans                              1,985         1,995
 ----------------------------------------------------------------------------

 Real Estate - Foreclosed                                  17            42
 Real Estate - Investment                                  19            13
 ----------------------------------------------------------------------------
      Total Real Estate                                    36            55
 ----------------------------------------------------------------------------
      Total Mortgage Loans and Real Estate             $2,021        $2,050
 ============================================================================

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

                                       F-23

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Aggregate annual maturities on mortgage loans at December 31, 2002 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        -----------------------------------------------------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        -----------------------------------------------------------
        Past Maturity                                    $13
        2003                                             183
        2004                                             156
        2005                                             123
        2006                                             198
        2007                                             135
        Thereafter                                     1,177
        -----------------------------------------------------------
             Total                                    $1,985
        ===========================================================

TRADING SECURITIES

Trading securities of the Company are held in Tribeca Citigroup Investments Ltd.
The assets and liabilities are valued at fair value as follows:

($ IN MILLIONS)                                 Fair value as of      Fair value as of
---------------                                 December 31, 2002     December 31, 2001
                                                -----------------     -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage                     $1,442                $1,798
       Merger arbitrage                                   47                    80
       Other                                              42                     2
                                                      ------                ------
                                                      $1,531                $1,880
                                                      ======                ======
LIABILITIES
    Trading securities sold not yet purchased
       Convertible bond arbitrage                     $  520                $  836
       Merger arbitrage                                   13                    51
       Other                                              65                     4
                                                      ------                ------
                                                      $  598                $  891
                                                      ======                ======

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 12.

                                       F-24

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Investment in Citigroup preferred stock            $3,212           $987
  Partnership investments                             1,269            949
  Real estate joint ventures                            390            520
  Other                                                  38             29
  --------------------------------------------------------------------------
  Total                                              $4,909         $2,485
  --------------------------------------------------------------------------

CONCENTRATIONS

At December 31, 2002 and 2001, the Company had an investment in Citigroup
Preferred Stock of $3.2 billion and $987 million, respectively. See Note 14.

The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 14.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  Electric Utilities                                 $3,979         $3,883
  Finance                                             3,681          1,633
  Banking                                             1,900          1,944
  --------------------------------------------------------------------------

The Company held investments in foreign banks in the amount of $869 million and
$954 million at December 31, 2002 and 2001, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $878 million and $358 million in Electric Utilities at December 31, 2002 and 2001, respectively, and total below investment grade assets were $3.8 billion and $2.3 billion at December 31,
2002 and 2001, respectively.

Included in mortgage loans were the following group concentrations:

  --------------------------------------------------------------------------
  ($ IN MILLIONS)                                       2002           2001
  --------------------------------------------------------------------------
  STATE
  California                                           $788           $788

  PROPERTY TYPE
  Agricultural                                       $1,212         $1,131

                                       F-25

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS
Investments included in the consolidated balance sheets that were non-income producing amounted to $58.5 million and $27.7 million at December 31, 2002 and
2001, respectively.

RESTRUCTURED INVESTMENTS
The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2002 and 2001. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2002 and 2001.

NET INVESTMENT INCOME

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  GROSS INVESTMENT INCOME
       Fixed maturities                              $2,359    $2,328    $2,061
       Mortgage loans                                   167       210       223
       Trading                                            9       131       208
       Joint ventures and partnerships                  203        71       150
       Citigroup preferred stock                        178        53        53
       Other, including policy loans                    104       165       184
  -----------------------------------------------------------------------------
  Total gross investment income                       3,020     2,958     2,879
  -----------------------------------------------------------------------------
  Investment expenses                                    84       127       149
  -----------------------------------------------------------------------------
  Net investment income                              $2,936    $2,831    $2,730
  -----------------------------------------------------------------------------

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

  -----------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                     2002      2001      2000
  ($ IN MILLIONS)
  -----------------------------------------------------------------------------

  REALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                              $(207)     $207     $(219)
       Equity securities                               (15)      (99)       91
       Mortgage loans                                   --         5        27
       Real estate held for sale                         8         3        25
       Derivatives                                     (77)       14        --
       Other                                           (31)       (5)       (1)
  -----------------------------------------------------------------------------
         Total realized investment gains (losses)    $(322)     $125      $(77)
  -----------------------------------------------------------------------------

                                       F-26

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

  ------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                        2002    2001     2000
  ($ IN MILLIONS)
  ------------------------------------------------------------------------------

  UNREALIZED INVESTMENT GAINS (LOSSES)
       Fixed maturities                                  $664     $85     $891
       Equity securities                                    3      40     (132)
       Other                                               31     (20)      13
  ------------------------------------------------------------------------------
         Total unrealized investment gains (losses)       698      105     772
  ------------------------------------------------------------------------------
       Related taxes                                      243       37     271
  ------------------------------------------------------------------------------
       Change in unrealized investment gains (losses)     455       68     501
       Balance beginning of year                          171      103    (398)
  ------------------------------------------------------------------------------
         Balance end of year                             $626     $171    $103
  ------------------------------------------------------------------------------

5.  REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance.
Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a
90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life, and in excess of $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $321.9 billion and $285.7 billion at December 31, 2002 and 2001.

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its
subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $231.8 million and $233.3 million in 2002 and
2001, respectively, and earned premiums ceded were $233.8 million and $240.1 million in 2002 and 2001, respectively.

The Company also reinsures the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB is
$19.1 billion, of which $12.4 billion or 65% is reinsured at December 31, 2002.
GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $4.6 billion at December 31, 2002, of which $3.8 billion or 82% is reinsured. During 2002, substantially all new contracts written were not reinsured.

Through TIC, the Company writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with the insurance subsidiaries of TPC.

                                       F-27

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                              FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                                2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,610      $ 2,848      $ 2,634
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                  (83)        (146)        (195)
     Non-affiliated companies                    (614)        (591)        (465)
-------------------------------------------------------------------------------
Total Net Written Premiums                    $ 1,913      $ 2,112      $ 1,974
===============================================================================

EARNED PREMIUMS                                 2002         2001         2000
-------------------------------------------------------------------------------

Direct                                        $ 2,652      $ 2,879      $ 2,644
Assumed from:
     Non-affiliated companies                      --            1           --
Ceded to:
     Travelers Indemnity Company                 (109)        (180)        (216)
     Non-affiliated companies                    (619)        (598)        (462)
-------------------------------------------------------------------------------
Total Net Earned Premiums                     $ 1,924      $ 2,102      $ 1,966
===============================================================================

Travelers Indemnity Company was an affiliate in 2001, 2000 and for part of 2002.
See Note 15.

Reinsurance recoverables at December 31, 2002 and 2001 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

  REINSURANCE RECOVERABLES                                2002          2001
  -----------------------------------------------------------------------------

  Life and Accident and Health Business:
       Non-affiliated companies                          $2,589        $2,282
  Property-Casualty Business:
       Travelers Indemnity Company                        1,712         1,881
  -----------------------------------------------------------------------------
  Total Reinsurance Recoverables                         $4,301        $4,163
  =============================================================================

Reinsurance recoverables for the life and accident and health business include
$1,351 million and $1,060 million from General Electric Capital Assurance
Company, and also include $472 million and $500 million, from The Metropolitan
Life Insurance Company at December 31, 2002 and 2001, respectively.

6.  DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by type.

                                       F-28

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

                                Deferred &
                                 Payout      UL &     Traditional Life
 IN MILLIONS OF DOLLARS         Annuities    COLI         & Other        Total
 -------------------------------------------------------------------------------
                               -------------------------------------------------
 Balance December 31, 2000        $ 896      $299        $1,794         $2,989
                               -------------------------------------------------

        Deferred expenses
             and other              385       142           324            851
       Amortization expense        (144)      (11)         (224)          (379)

                               -------------------------------------------------
 Balance December 31, 2001        1,137       430         1,894          3,461

        Deferred expenses
             and other              348       172           348            868
       Amortization expense        (132)      (24)         (237)          (393)

                               -------------------------------------------------
 Balance December 31, 2002       $1,353      $578        $2,005         $3,936
 -------------------------------------------------------------------------------

The value of insurance in force totaled $130 milllion and $144 million at
December 31, 2002 and 2001, respectively, and is included in other assets.
Amortization expense on the value of insurance in force was $25 million and $26 million for the twelve months ended December 31, 2002 and 2001, respectively.
Amortization expense related to the value of insurance in force is estimated to be $20 million in 2003, $18 million in 2004, $16 million in 2005, $13 million in
2006 and $12 million in 2007. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

7.  DEPOSIT FUNDS AND RESERVES

At December 31, 2002 and 2001, the Company had $38.8 billion and $34.1 billion of life and annuity deposit funds and reserves, respectively. Of that total,
$21.8 billion and $19.1 billion is not subject to discretionary withdrawal based on contract terms. The remaining $17.0 billion and $15.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $5.7 billion and $4.2 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional
$5.5 billion and $5.0 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.7% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.8 billion and $5.8 billion of liabilities are surrenderable without charge.
Approximately 10.0% and 10.2% of these relate to individual life products for
2002 and 2001, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $10.9 billion. The scheduled maturities for these GICs, including interest, are $4.5 billion, $1.5 billion, $1.3 billion, $1.4 billion and $4.0 billion in 2003, 2004, 2005, 2006 and thereafter. These GICs have a weighted average interest rate of 4.81% at December 31, 2002.

                                       F-29

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

8.  FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE

     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,            2002        2001         2000
     ---------------------------------------------------------------------------
     Income before federal income taxes        $1,503      $1,911       $1,654
     Statutory tax rate                            35%         35%         35%
     ---------------------------------------------------------------------------
     Expected federal income taxes                526         669          579
     Tax effect of:
          Non-taxable investment income           (62)        (20)         (19)
          Tax reserve release                     (43)        (18)         (12)
          Other, net                               --          (1)           3
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================
     Effective tax rate                            28%         33%          33%
     ---------------------------------------------------------------------------

     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                          $217        $424         $429
          Foreign                                  19          47           33
     ---------------------------------------------------------------------------
          Total                                   236         471          462
     ---------------------------------------------------------------------------
     Deferred:
          United States                           182         166           96
          Foreign                                   3          (7)          (7)
     ---------------------------------------------------------------------------
          Total                                   185         159           89
     ---------------------------------------------------------------------------
     Federal income taxes                        $421        $630         $551
     ===========================================================================

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2002, 2001 and
2000 were $(17) million, $21 million and $24 million, respectively.

                                       F-30

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The net deferred tax liabilities at December 31, 2002 and 2001 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------------------------------------------
($ IN MILLIONS)                                                 2002     2001
--------------------------------------------------------------------------------

Deferred Tax Assets:
  Benefit, reinsurance and other reserves                        $422     $539
  Operating lease reserves                                         57       62
  Employee benefits                                               199      104
  Other                                                           289      158
--------------------------------------------------------------------------------
      Total                                                       967      863
--------------------------------------------------------------------------------

Deferred Tax Liabilities:
  Deferred acquisition costs and value of insurance in force   (1,097)    (968)
  Investments, net                                             (1,180)    (215)
  Other                                                          (138)     (89)
--------------------------------------------------------------------------------
      Total                                                    (2,415)  (1,272)
--------------------------------------------------------------------------------
Net Deferred Tax Liability                                    $(1,448)   $(409)
--------------------------------------------------------------------------------

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup Inc. Federal income taxes are allocated to each member of the consolidated group, according to the Tax Sharing Agreement, on a separate return basis adjusted for credits and other amounts required by the Agreement.

At December 31, 2002 and 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                                       F-31

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $256 million, $330 million and $981 million for the years ended December 31, 2002, 2001 and 2000, respectively. The Company's statutory capital and surplus was $6.9 billion and $5.1 billion at December 31,
2002 and 2001, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance
Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE
JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant
Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on the Company's statutory capital and surplus was not significant.
The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $966 million is available by the end of the year 2003 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TLAC may not pay a dividend to TIC without such approval. Primerica Life may pay up to $148 million to TIC in 2003 without prior approval of the Massachusetts Insurance Department. The Company paid dividends of $586 million, $472 million and $860 million in 2002, 2001 and 2000, respectively.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     ---------------
     Citigroup Series YYY Preferred Stock            $2,225
     TLA Holdings LLC                                   142
     Cash and other assets                              189
     Pension, post-retirement, and post-
           employment benefits payable                 (279)
     Deferred tax assets                                 98
     Deferred tax liabilities                          (779)
                                                     ------
                                                     $1,596

     See Note 15.

                                       F-32

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.  SHAREHOLDER'S EQUITY (CONTINUED)

Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner
Sources were as follows:

                                                   NET UNREALIZED                                           ACCUMULATED OTHER
                                                   GAIN (LOSS) ON   FOREIGN CURRENCY   DERIVATIVE           CHANGES IN EQUITY
($ IN MILLIONS)                                    INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                   SECURITIES       ADJUSTMENTS        HEDGING ACTIVITIES   SOURCES
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                             $(397)          $  (1)               $  --                $(398)
Unrealized gains on investment securities,
   net of tax of $297                                    451              --                   --                  451
Reclassification adjustment for losses
   included in net income, net of tax of $(27)            50              --                   --                   50
Foreign currency translation adjustment, net
   of tax of $1                                           --               1                   --                    1
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            501               1                   --                  502
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000                               104              --                   --                  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14              --                  (43)                 (29)
Unrealized gains on investment securities,
   net of tax of $80                                     149              --                   --                  149
Reclassification adjustment for gains
   included in net income, net of tax of $44             (81)             --                   --                  (81)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --              (3)                  --                   (3)
Derivative instrument hedging activity
   losses, net of tax of $(35)                            --              --                  (66)                 (66)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82              (3)                (109)                 (30)
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186              (3)                (109)                  74
Unrealized gains on investment securities,
   net of tax of $132                                    246              --                   --                  246
Reclassification adjustment for losses
   included in net income, net of tax of $(113)          209              --                   --                  209
Foreign currency translation adjustment, net
   of tax of $2                                           --               3                   --                    3
Derivative instrument hedging activity losses,
net of tax of $(42)                                       --              --                  (78)                 (78)
-----------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455               3                  (78)                 380
-----------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                             $ 641           $  --                $(187)               $ 454
-----------------------------------------------------------------------------------------------------------------------------

                                       F-33

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

10.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2002, 2001 and 2000.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed
TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The
Company's share of net expense for this plan was $10 million in 2002, and insignificant in 2001 and 2000.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed
TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The
Company's share of net expense for the other postretirement benefit plans was
$18 million in 2002 and not significant for 2001 and 2000.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a
401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2002, 2001 and 2000. See
Note 14.

11.  LEASES

Most leasing functions for the company are administered by a Citigroup subsidiary at December 31, 2002. Net rent expense for the Company was $24 million, $26 million, and $26 million in 2002, 2001 and 2000, respectively.

--------------------------------------------------------------------------------
YEAR ENDING DECEMBER 31,             MINIMUM OPERATING        MINIMUM CAPITAL
($ IN MILLIONS)                       RENTAL PAYMENTS         RENTAL PAYMENTS
--------------------------------------------------------------------------------
2003                                       $ 43                     $ 5
2004                                         42                       5
2005                                         47                       5
2006                                         54                       5
2007                                         54                       6
Thereafter                                  131                      24
--------------------------------------------------------------------------------
Total Rental Payments                      $371                     $50
================================================================================

Future sublease rental income of approximately $66 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease, totaling $164 million, by an affiliate.

                                       F-34

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

12. DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS
The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The
Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup
Investments Ltd., holds and issues derivative instruments in conjunction with these funding strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions.
These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                                       F-35

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the
Company's Canadian Operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different permissible investment. Under credit default swaps, the Company agrees with other parties to receive, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2002 and 2001:

                                         Year Ended          Year Ended
   In millions of dollars                December 31, 2002   December 31, 2001
   -----------------------------------------------------------------------------
   Hedge ineffectiveness recognized
       related to fair value hedges           $(18.3)             $(4.1)

   Hedge ineffectiveness recognized
       related to cash flow hedges              14.8               (6.2)

   Net gain recorded in accumulated
       other changes in equity from
       nonowner sources related to net
       investment hedges                        (8.4)               0.8

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended
December 31, 2001 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31,
2002 is $(27.2) million.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For swaps, options and forward contracts, credit risk is limited to the amount that it would cost the
Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

                                       F-36

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK
In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $240.9 million and $212.2 million at
December 31, 2002 and 2001, respectively. The Company had unfunded commitments of $630.0 million and $661.5 million to these partnerships at December 31, 2002 and 2001, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS
The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial
Accounting Standards No. 107, "Disclosure about Fair Value of Financial
Instruments," and therefore are not included in the amounts discussed.

At December 31, 2002 and 2001, investments in fixed maturities had a carrying value and a fair value of $36.4 billion and $32.1 billion, respectively. See
Notes 1 and 4.

At December 31, 2002, mortgage loans had a carrying value of $2.0 billion and a fair value of $2.2 billion and at year-end 2001 had a carrying value of $2.0 billion and a fair value of $2.1 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative
Preferred Stock Series YYY, carried at cost of $2,225 million at December 31,
2002, acquired as a contribution from TPC. This Series YYY preferred stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after
February 27, 2022. Dividends totaling $125 million were received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative
Preferred Stock Series YY, carried at cost of $987 million at December 31, 2002 and 2001. This series YY preferred stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during 2002, 2001 and 2000, respectively.
There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2002, contractholder funds with defined maturities had a carrying value of $12.5 billion and a fair value of $13.3 billion, compared with a carrying value and a fair value of $9.5 billion and $10.0 billion at December
31, 2001. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002, compared with a carrying value of $10.6 billion and a fair value of $10.3 billion at December 31, 2001. These contracts generally are valued at surrender value.

The carrying values of $321 million and $495 million of financial instruments classified as other assets approximated their fair values at December 31, 2002 and 2001, respectively. The carrying value of $1.5 billion of financial instruments classified as other liabilities at both December 31, 2002 and 2001 also approximated their fair values at both December 31, 2002 and 2001. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

                                       F-37

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $511 million at December 31, 2002, compared with a carrying value and a fair value of $507 million at December 31, 2001.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

13. COMMITMENTS AND CONTINGENCIES

LITIGATION

TIC and its subsidiaries are defendants or co-defendants in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

14. RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the
Company as of December 31, 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The
Company paid Citigroup and its subsidiaries $56.9 million and $43.6 million in
2002 and 2001, respectively, for these services. The Company paid TPC $33.6 million and $30.0 million in 2002 and 2001, respectively, for these services.
The amounts due from affiliates related to these services, included in other assets at December 31, 2002, were insignificant and in 2001 were $88.2 million.
See Note 15.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately $4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $3.8 billion and $2.6 billion at December 31, 2002 and 2001, respectively, and is included in short-term securities in the consolidated balance sheets.

                                       F-38

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2002 and 2001 the Company had outstanding loaned securities to
SSB for $267.1 million and $413.5 million, respectively.

Included in other invested assets is a $3.2 billion and $987 million investment in Citigroup preferred stock at December 31, 2002 and 2001, respectively, carried at cost. Dividends received on these investments were $178 million in
2002, and $53 million in each of 2001 and 2000.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $186.1 million and $310.9 million at December 31, 2002 and 2001, respectively. Income of $99.7 million, $65.5 million and $67.0 million was earned on these investments in 2002, 2001 and 2000, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $21.6 million at both
December 31, 2002 and 2001. Income (loss) of $0, $(41.6) million and $8.1 million were earned on this investment in 2002, 2001 and 2000, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through its affiliate, Salomon Smith Barney (SSB). Annuity deposits related to these products were $1.0 billion, $1.5 billion, and $1.8 billion in 2002, 2001 and
2000, respectively. Life premiums were $109.7 million, $96.5 million and $77.0 million in 2002, 2001 and 2000, respectively.

The Company also markets individual annuity and life insurance through
CitiStreet Retirement Services LLC, a division of CitiStreet, a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet
Retirement Services, LLC were $1.6 billion in each of 2002 and 2001 and $1.8 billion in 2000.

The Company markets individual annuity products through an affiliate Citibank,
N.A. (Citibank). Deposits received from Citibank were $303 million, $564 million and $392 million in 2002, 2001 and 2000, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $787 million, $901 million and $1.03 billion of individual annuities in 2002, 2001 and 2000, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon
U.S. gross direct premiums received by Primerica Life. In each of 2002, 2001, and 2000 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property casualty subsidiaries of TPC. See Note 15.

                                       F-39

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup
Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and
Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2002, 2001 and 2000.

The Company also participates in the Citigroup Capital Accumulation Program.
Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The
Company's charge to income for this program was insignificant in 2002, 2001 and
2000.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included with other assets in the Consolidated Balance
Sheet and is recognized as a charge to income ratably over the vesting period.
The Company's charge to income was insignificant during 2002, 2001 and 2000.

The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and
related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

                                       F-40

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

15.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, Travelers Property Casualty Corp. (TPC), the Company's parent at December 31, 2001, completed its initial public offering (IPO). On August 20,
2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o    The common stock of the Company was distributed by TPC to CIHC so the
          Company would remain an indirect wholly owned subsidiary of Citigroup.

     o    The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o    TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o    The Company assumed pension, post-retirement and post-employment benefits payable to all inactive employees of the former Travelers
          Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities.

     o    The Company received 2,225 shares of Citigroup's 6.767% Cumulative
          Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. At December 31, 2002, the Company still receives certain services from
TPC on a contract basis. The Company paid TPC $33.6 million and $30.0 million in
2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million,
$194 million and $191 million for 2002, 2001 and 2000, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity,"
"The Travelers Insurance Company," "The Travelers Life and Annuity Company" and
related names in connection with the Company's business.

                                       F-41

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

16.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:

-----------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                          2002         2001         2000
($ IN MILLIONS)
-----------------------------------------------------------------------------------------

Net Income                                             $ 1,082      $ 1,281      $ 1,103
Adjustments to reconcile net income to net
cash provided by operating activities:
Realized (gains) losses                                    322         (125)          77
Deferred federal income taxes                              185          159           89
Amortization of deferred policy acquisition
costs                                                      393          379          347
Additions to deferred policy acquisition costs            (878)        (851)        (792)
Investment income                                         (119)        (493)        (384)
Premium balances                                            (7)           7           20
Insurance reserves and accrued expenses                    493          686          559
Other                                                     (403)         237          221
----------------------------------------------------------------------------------------
Net cash provided by operations                        $ 1,068      $ 1,280      $ 1,240
----------------------------------------------------------------------------------------

17.  NON-CASH INVESTING AND FINANCING ACTIVITIES

Significant non-cash investing and financing activities include the contribution of $2,225 million of Citigroup YYY preferred stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                                       F-42

         INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

                                                                                              PAGE
The Travelers Insurance Company and Subsidiaries

     Independent Auditors' Report                                                              F-1

     Consolidated Statements of Income                                                         F-2

     Consolidated Balance Sheets                                                               F-3

     Consolidated Statements of Changes In Shareholder's Equity                                F-4

     Consolidated Statements of Cash Flows                                                     F-5

     Notes to Consolidated Financial Statements                                                F-6

Independent Auditors' Report                                                                  F-44

Schedule I - Summary of Investments - Other than Investments in Related Parties 2002          F-45

Schedule III - Supplementary Insurance Information 2000-2002                                  F-46

Schedule IV - Reinsurance 2000-2002                                                           F-47

All other schedules are inapplicable for this filing.

                                      F-43

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of January 21, 2003, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2002 and
2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2002, which are included in this Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in
2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-44

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                                    AMOUNT SHOWN IN
                                                                 COST       VALUE     BALANCE SHEET(1)
------------------------------------------------------------------------------------------------------

Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           Authorities                                         $ 6,416     $ 6,658       $ 6,658
         States, municipalities and political subdivisions         297         319           319
         Foreign governments                                       365         393           393
         Public utilities                                        3,261       3,149         3,149
         Convertible bonds and bonds with warrants attached        263         269           269
         All other corporate bonds                              24,679      25,532        25,532
------------------------------------------------------------------------------------------------------
              Total Bonds                                       35,281      36,320        36,320
     Redeemable preferred stocks                                   147         114           114
------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                 35,428      36,434        36,434
------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                       10          10            10
         Industrial, miscellaneous and all other                    38          40            40
------------------------------------------------------------------------------------------------------
              Total Common Stocks                                   48          50            50
     Nonredeemable preferred stocks                                280         282           282
------------------------------------------------------------------------------------------------------
         Total Equity Securities                                   328         332           332
------------------------------------------------------------------------------------------------------

Mortgage Loans                                                   1,985                     1,985
Real Estate Held For Sale                                           36                        36
Policy Loans                                                     1,168                     1,168
Short-Term Securities                                            4,414                     4,414
Trading Securities                                               1,531                     1,531
Other Investments(2,3,4)                                         1,382                     1,382
------------------------------------------------------------------------------------------------------
         Total Investments                                     $46,272                   $47,282
======================================================================================================

(1)  Determined in accordance with methods described in Notes 1 and 4 of the
     Notes to Consolidated Financial Statements.

(2)  Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 14 of
     Notes to Consolidated Financial Statements.

(3)  Also excludes $315 million fair value of investment in affiliated partnership interests.

(4)  Includes derivatives marked to market and recorded at fair value in the balance sheet.

                                       F-45

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)

----------------------------------------------------------------------------------------------------------------------------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,        OTHER POLICY
                                       POLICY          LOSSES, CLAIMS   CLAIMS AND                      NET             BENEFITS,
                                       ACQUISITION     AND LOSS         BENEFITS         PREMIUM        INVESTMENT      CLAIMS AND
                                       COSTS           EXPENSES(1)      PAYABLE          REVENUE        INCOME          LOSSES(2)
----------------------------------------------------------------------------------------------------------------------------------

                       2002
                       ----
Travelers Life & Annuity                $2,043           $37,774             $461          $  730         $2,646        $2,404
Primerica Life                           1,893             3,261              147           1,194            290           527
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
==================================================================================================================================

                       2001
                       ----
Travelers Life & Annuity                $1,672           $33,475             $368           $ 957         $2,530        $2,534
Primerica Life                           1,789             3,044              144           1,145            301           507
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $3,461           $36,519             $512          $2,102         $2,831        $3,041
==================================================================================================================================

                       2000
                       ----
Travelers Life & Annuity                $1,291           $29,377             $321           $ 860         $2,450        $2,294
Primerica Life                           1,698             2,856              140           1,106            280           496
----------------------------------------------------------------------------------------------------------------------------------
Total                                   $2,989           $32,233             $461          $1,966         $2,730        $2,790
==================================================================================================================================

----------------------------------------------

   AMORTIZATION OF
   DEFERRED POLICY   OTHER
   ACQUISITION       OPERATING       PREMIUMS
   COSTS             EXPENSES         WRITTEN
----------------------------------------------

      $174             $190           $  729
       219              217            1,184
----------------------------------------------
      $393             $407           $1,913
==============================================

      $171             $154           $  955
       208              217            1,157
----------------------------------------------
      $379             $371           $2,112
==============================================

      $166             $233           $  859
       181              230            1,115
----------------------------------------------
      $347             $463           $1,974
==============================================

(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                                       F-46

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

--------------------------------------------------------------------------------------------------------
                                                                    ASSUMED                   PERCENTAGE
                                                     CEDED TO        FROM                     OF AMOUNT
                                        GROSS          OTHER         OTHER         NET         ASSUMED
                                        AMOUNT       COMPANIES     COMPANIES      AMOUNT       TO NET
--------------------------------------------------------------------------------------------------------

2002
----
Life Insurance In Force                $549,066      $321,940      $  3,568      $230,694        1.5%
Premiums:
     Life insurance                    $  2,227           377      $     --      $  1,850         --
     Accident and health insurance          316           242            --            74         --
     Property casualty                      109           109            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,652      $    728      $     --      $  1,924         --
                                       ========      ========      ========      ========       ====

2001
----
Life Insurance In Force                $510,457      $285,696      $  3,636      $228,397        1.6%
Premiums:
     Life insurance                    $  2,378      $    352      $     --      $  2,026         --
     Accident and health insurance          321           246             1            76         --
     Property casualty                      180           180            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,879      $    778      $      1      $  2,102         --
                                       ========      ========      ========      ========       ====

2000
----
Life Insurance In Force                $480,958      $252,498      $  3,692      $232,152        1.6%
Premiums:
     Life insurance                    $  2,106      $    330      $     --      $  1,776         --
     Accident and health insurance          322           132            --           190         --
     Property casualty                      216           216            --            --         --
                                       --------      --------      --------      --------       ----
         Total Premiums                $  2,644      $    678      $     --      $  1,966         --
                                       ========      ========      ========      ========       ====

                                       F-47

PART C

Other Information

Item 24.	Financial Statements and Exhibits

(a)	The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
Statement of Investments as of December 31, 2002
Notes to Financial Statements

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

Consolidated Statements of Income for the years ended December 31, 2002, 2001 and 2000
Consolidated Balance Sheets as of December 31, 2001 and 2002
Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2002, 2001 and 2000
Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
Notes to Consolidated Financial Statements

(b)	Exhibits

Exhibit Number	Description

1.	Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4 filed July 31, 1997.)

2.	Not Applicable.

3(a).	Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

3(b)	Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

4.	Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4 filed July 31, 1997.)

5.	Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed November 4, 1997.)

6(a).	Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(b).	By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

7.	Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to the Registration Statement on Form N-4 , File No. 333-65942, filed April 15, 2003.)

8.	Specimen Participation Agreement. (Incorporated herein by reference to Exhibit h to the Registration Statement on Form N-6 , File No. 333-56952, filed February 7, 2003.)

9.	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4 filed July 31, 1997.)

10.	Consent of KPMG LLP, Independent Auditors. Filed herewith.

11.	Not applicable.

12.	Not applicable.

13.	Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed November 4, 1997.)

15.	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis. (Incorporated herein by reference to exhibit 15(b) to Post-Effective Amendment No. 3 filed April 17, 2000.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 33-32589, filed April 6, 2001.)

Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, file No. 333-72334 filed April 19, 2002.)

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*	Director, Executive Vice President, Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*	Director and Executive Vice President

Edward W. Cassidy*	Senior Vice President

Madelyn J. Lankton*	Senior Vice President

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

Brendan Lynch*	Senior Vice President

Laura A. Pantaleo***	Senior Vice President

David A. Tyson*	Senior Vice President

F. Denney Voss*	Senior Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Mark Remington*	Vice President

Tim W. Still*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Paul Weissman*	Second Vice President and Actuary

Ernest J.Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

Principal Business Address:
*	The Travelers Insurance Company One Cityplace Hartford, CT 06103-3415	**	Citigroup Inc. 399 Park Avenue New York, N.Y. 10022

***	Travelers Financial Distributors 2 Tower Center East Brunswick, NJ 08816

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract Owners

As of February 28, 2003, 11,406 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.	Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes (“C.G.S.”) regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation’s obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by i t is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers F und UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuitie s, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

______________

*	The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)	Not Applicable

Item 30.	Location of Accounts and Records

(1)	The Travelers Insurance Company One Cityplace Hartford, Connecticut 06103-3415

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

The undersigned Registrant hereby undertakes:

(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a)	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 28th day of April, 2003.

THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
(Registrant)

THE TRAVELERS INSURANCE COMPANY
(Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of April 2003.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

*By:    /s/Ernest J. Wright, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
10.	Consent of KPMG LLP, Independent Auditors	Electronically